UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253


                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 800-643-9691


                     Date of fiscal year end: June 30, 2007

                    Date of reporting period: March 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 98.89%

CALIFORNIA - 96.27%
$   1,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
                HOMES FOUNDATION PROJECT (HCFR)                                          5.00%        07/01/2007    $     1,101,804
    1,105,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
                HOMES FOUNDATION PROJECT (HCFR)                                          5.00         07/01/2008          1,114,260
      170,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
                CA HOSPITAL ASSOCIATION SERIES C                                         4.00         03/01/2008            170,102
      500,000   ANTIOCH AREA PUBLIC FACILITIES FINANCING AGENCY COMMUNITY
                FACILITIES DISTRICT #1989-1 PREREFUNDED (SPECIAL TAX
                REVENUE, AMBAC INSURED)SS.                                               5.70         08/01/2022            528,785
      180,000   ARCADIA CA UNIFIED SCHOOL DISTRICT ELECTION 2006 SERIES A
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                          4.00         08/01/2013            183,834
    1,375,000   CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT #2
                PREREFUNDED (TAX REVENUE)SS.                                             7.00         09/01/2026          1,558,219
      600,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                                    5.50         04/01/2013            630,996
       85,000   CALIFORNIA CATHOLIC WEST PREREFUNDED (HFFA REVENUE)SS.+/-                4.45         07/01/2026             87,720
      915,000   CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE (HFFA REVENUE)
                SS.+/-                                                                   4.45         07/01/2026            929,832
    1,000,000   CALIFORNIA HEALTH FACILITIES FINANCING UNREFUNDED BALANCE
                HEALTH CATHOLIC SERIES A (HFFA REVENUE, MBIA INSURED)                    5.75         07/01/2010          1,021,510
      485,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT J. PAUL
                GETTY SERIES A (OTHER REVENUE)SS.+/-                                     4.00         10/01/2023            488,060
    1,000,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT PROJECT
                SERIES A (PCR)SS.+/-                                                     5.13         07/01/2031          1,043,420
    1,000,000   CALIFORNIA PRESBYTERIAN HOSPITAL (HCFR, MBIA INSURED)                    5.50         05/01/2007          1,001,580
    1,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE
                BACKED SECURITIES PROGRAM SERIES C PUTTABLE (HOUSING REVENUE,
                GNMA INSURED)SS.                                                         4.10         08/01/2039            997,830
    2,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE
                BACKED SECURITIES SERIES A (SFHR, FNMA INSURED)                          4.20         02/01/2027          2,004,060
    1,000,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY B3 (MFHR LOC)
                SS.+/-                                                                   3.61         05/01/2034          1,000,000
    1,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                REVENUE)SS.+/-                                                           3.68         05/01/2022          1,100,000
    1,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                WASTEWATER AUTHORITY REVENUE)SS.+/-                                      3.61         05/01/2022          1,000,000
    1,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX
                REVENUE)                                                                 5.00         01/01/2008          1,010,550
    1,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C16 (SALES TAX
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  3.50         07/01/2023          1,000,000
    1,250,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
                SERIES C (LEASE REVENUE)                                                 5.25         11/01/2008          1,281,288
      100,000   CALIFORNIA STATE PUBLIC WORKS BOARD OF TRUSTEES CALIFORNIA
                STATE UNIVERSITY SERIES A (LEASE REVENUE)                                5.50         10/01/2010            106,099
      990,000   CALIFORNIA STATE PUBLIC WORKS BOARD PUTTERS SERIES 962 (LEASE
                REVENUE, MBIA INSURED)SS.+/-                                             3.65         05/01/2013            990,000
    1,000,000   CALIFORNIA STATE SERIES A (HFFA REVENUE LOC, MBIA INSURED)
                SS.+/-                                                                   3.68         09/01/2028          1,000,000
      745,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE & UNIVERSITY
                REVENUE)                                                                 5.00         07/01/2010            776,938
      800,000   CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                       5.15         12/01/2015            826,360
      800,000   CALIFORNIA STATEWIDE CDASS.+/-                                           3.90         05/15/2029            800,000
    1,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
                (SOLID WASTE REVENUE)                                                    4.95         12/01/2012          1,042,450
      500,000   CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE,
                MBIA INSURED)                                                            5.50         09/01/2014            543,055
    1,000,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                PROJECT (GO - STATES, TERRITORIES)                                       4.60         11/01/2013            999,510
    1,000,000   CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES
                A3 (HOUSING REVENUE)SS.+/-                                               5.10         05/15/2025          1,023,910
      500,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES E (HCFR)SS.+/-         4.70         11/01/2036            509,890
      700,000   CALIFORNIA STATEWIDE CDA MULTI-FAMILY CORPORATION FUND FOR
                HOUSING A PREREFUNDED (HOUSING REVENUE)SS.                               6.50         12/01/2029            766,619
      775,000   CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1
                (HOUSING REVENUE)                                                        4.25         07/01/2012            762,259
      700,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-             4.14         12/01/2028            700,000
    1,390,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A (OTHER
                REVENUE, AMBAC INSURED)                                                  5.50         08/01/2011          1,460,640

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   1,000,000   CALIFORNIA STATEWIDE CDA SOUTHERN CA EDUCATION COMMUNITY
                SERIES A (IDR, XLCA INSURED)SS.+/-                                       4.10%        04/01/2028    $     1,011,150
    1,000,000   CALIFORNIA STATEWIDE CDA SOUTHERN CA EDUCATION COMMUNITY
                SERIES D (IDR, FGIC INSURED)SS.+/-                                       4.25         11/01/2033          1,023,720
      505,000   CALIFORNIA UNIVERSITY OF THE PACIFIC (COLLEGE & UNIVERSITY
                REVENUE)                                                                 4.10         11/01/2010            513,923
    1,000,000   CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL
                PROJECT (ELECTRIC REVENUE, MBIA INSURED)                                 5.25         07/01/2010          1,029,790
      650,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
                REVENUE)                                                                 4.80         08/01/2020            672,796
    1,500,000   COMPTON CA UNION SCHOOL DISTRICT SERIES B PREREFUNDED
                (PROPERTY TAX REVENUE, MBIA INSURED)SS.                                  5.50         06/01/2025          1,672,590
    1,000,000   CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT
                (LEASE REVENUE, MBIA INSURED)                                            5.25         11/01/2010          1,029,100
      500,000   CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR, GIC
                RABOBANK NEDERLAND LOC)SS.+/-                                            3.95         04/15/2046            500,110
    1,200,000   CONTRA COSTA COUNTY CA SERIES K (WATER REVENUE, FIRST
                SECURITY BANK LOC)                                                       5.00         10/01/2009          1,242,780
       95,000   CORONA CA REDEVELOPMENT AGENCY TEMESCAL CANYON PROJECT AREA
                SERIES A (TAX INCREMENTAL REVENUE, ASSURED GUARANTY)                     4.00         11/01/2014             96,133
      235,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                           5.00         12/15/2010            238,957
    1,000,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT #2
                (TAX INCREMENTAL REVENUE)                                                4.40         10/01/2011          1,001,480
      225,000   FIREBAUGH-LAS DELTAS USD CA (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                                 4.25         08/01/2013            233,341
    2,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                SERIES 2003 A1 (EXCISE TAX REVENUE)                                      6.25         06/01/2033          2,212,660
      655,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION ENHANCED
                ASSET BACKED SERIES B (OTHER REVENUE)                                    5.00         06/01/2012            695,649
      850,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A1
                (OTHER REVENUE)                                                          4.00         06/01/2009            849,439
    1,500,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A1
                (OTHER REVENUE)                                                          4.13         06/01/2011          1,498,500
      500,000   INDUSTRY CALIFORNIA URBAN DEVELOPMENT AGENCY (TAX ALLOCATION
                REVENUE, MBIA INSURED)                                                   5.38         05/01/2012            503,865
      630,000   INDUSTRY CALIFORNIA URBAN DEVELOPMENT AGENCY (TAX INCREMENTAL
                REVENUE, MBIA INSURED)                                                   5.50         05/01/2016            638,058
    3,240,000   INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL
                IMPORTANT PROJECT SERIES B (LEASE REVENUE, FIRST SECURITY
                BANK LOC)                                                                6.25         08/01/2011          3,409,776
      500,000   KERN CA HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                            6.40         08/01/2013            550,380
      500,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                (SPECIAL TAX REVENUE)                                                    5.35         09/01/2010            515,145
      230,000   LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                          4.75         08/15/2011            230,191
      455,000   LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL CENTER (LEASE
                REVENUE, INDLC INSURED)                                                  9.63         07/01/2013            532,254
      530,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY (OTHER
                REVENUE, MBIA INSURED)                                                   5.50         10/01/2012            539,911
      710,000   LOS ANGELES COUNTY CA PUBLIC WORKS SERIES A (OTHER REVENUE,
                MBIA INSURED)                                                            5.00         10/01/2016            721,921
      500,000   LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SERIES B
                (SALES TAX REVENUE)                                                      6.50         07/01/2010            524,090
      235,000   MENDOCINO CA UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                FGIC INSURED)                                                            7.00         08/01/2009            252,898
    1,000,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                TRANSFER FACILITY (SOLID WASTE REVENUE)                                  5.10         02/15/2011          1,021,000
    1,000,000   NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)                                                                    12.00         08/01/2013          1,462,740
    1,400,000   NORTHERN CA TRANSMISSION CALIFORNIA-OREGON TRANSMISSION
                PROJECT SERIES A (POWER REVENUE, MBIA INSURED)                           7.00         05/01/2013          1,604,232
      290,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                                5.10         07/01/2012            290,824
      410,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                                5.20         07/01/2013            412,968
      430,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                                5.30         07/01/2014            436,424
      500,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION PAGUAY
                REDEVELOPMENT PROJECT SERIES A (TAX INCREMENTAL REVENUE, MBIA
                INSURED)                                                                 5.25         06/15/2017            542,320
      825,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                REVENUE)                                                                 4.50         09/01/2012            847,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT SACRAMENTO COUNTY
                REGULATION B (OTHER REVENUE, FGIC INSURED)SS.+/-                         4.12%        12/01/2035    $     1,002,500
      985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE,
                AMBAC INSURED)                                                           5.00         08/01/2012          1,035,629
    1,000,000   SAN DIEGO CA COMMON TRUST FUNDS UNDIVIDED INTEREST (WATER
                REVENUE, FGIC INSURED)                                                   5.00         08/01/2017          1,027,850
      790,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                INCORPORATED PROJECT (AIRPORT REVENUE)                                   8.00         07/01/2013            894,707
      100,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES A
                (AIRPORT REVENUE, FGIC INSURED)                                          5.00         05/01/2016            103,965
      270,000   SAN JACINTO CA COMMUNITY FACILITIES DISTRICT #2 SERIES A
                (SPECIAL TAX REVENUE)                                                    3.85         09/01/2009            268,115
      100,000   SAN LEANDRO CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)                                                                     4.00         08/01/2007            100,158
       85,000   SWEETWATER CA HIGH SCHOOL DISTRICT PFA SPECIAL TAX SERIES B
                (SPECIAL TAX REVENUE)                                                    3.50         09/01/2007             84,908
      345,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                       8.00         08/01/2012            416,584
      365,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                       6.00         08/01/2013            412,888
       85,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                       4.00         08/01/2014             86,608
      415,000   TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT DISTRIBUTION
                FACILITIES (LEASE REVENUE, AMBAC INSURED)                                5.00         04/01/2012            437,302
      245,000   WHITTIER CA PFA GREENLEAF AVENUE WHITTIER REDEVELOPMENT
                SERIES A (LEASE REVENUE)                                                 5.00         11/01/2012            253,729
                                                                                                                         68,245,086
                                                                                                                    ---------------
PUERTO RICO - 2.62%
    1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES N (TOLL ROAD REVENUE, AMBAC INSURED)SS.+/-                        4.11         07/01/2045          1,001,500
      805,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS (PROPERTY TAX
                REVENUE, MBIA INSURED)                                                   5.75         07/01/2020            856,868

                                                                                                                          1,858,368
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $69,708,354)                                                                         70,103,454
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.57%
      405,679   WELLS FARGO ADVANTAGE CALIFORNIA TAX FREE MONEY MARKET TRUST~+++                                            405,679
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $405,679)                                                                                405,679
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $70,114,033)*                                                       99.46%                                    $    70,509,133

OTHER ASSETS AND LIABILITIES, NET                                           0.54                                            383,137
                                                                         -------                                    ---------------

TOTAL NET ASSETS                                                          100.00%                                   $    70,892,270
                                                                         -------                                    ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $405,679.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES - 0.68%
       44,600   BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INCORPORATED                                 $       679,704
       84,378   BLACKROCK MUNIYIELD CALIFORNIA INSURED FUND                                                               1,201,543
       87,940   VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST                                                        1,422,869

TOTAL INVESTMENT COMPANIES (COST $3,139,088)                                                                              3,304,116
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 98.29%

CALIFORNIA - 96.62%
$   4,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING HOUSE
                (NURSING HOME REVENUE)                                                  5.50%         02/15/2029          4,153,360
    2,180,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF
                MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE)                          5.30          10/01/2032          2,290,264
    1,500,000   ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
                FGIC INSURED)^                                                          4.19          08/01/2018            937,845
    2,000,000   ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY BANK LOC)        5.25          08/01/2025          2,168,260
    2,500,000   ARCADIA CA USD ELECTION 2006 SERIES A (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                                5.00          08/01/2032          2,662,550
    4,345,000   AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
                UNIVERSITY REVENUE)                                                     5.88          09/01/2020          4,596,445
    2,535,000   BAKERSFIELD CA CITY SCHOOL DISTRICT SERIES A (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                       5.00          11/01/2028          2,711,030
    3,125,000   BANNING CA UNITED SCHOOL DISTRICT 2006 ELECTION SERIES A
                (PROPERTY TAX REVENUE, FGIC INSURED)                                    5.00          08/01/2027          3,346,250
    3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1
                LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC INSURED)       5.75          08/01/2030          3,888,323
    5,000,000   BERKELEY CA USD ELECTION 2000 (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                      5.00          08/01/2027          5,232,950
    2,085,000   BEVERLY HILLS CA PFA CAPITAL IMPROVEMENT PROJECT (LEASE REVENUE)        4.50          06/01/2028          2,079,245
    2,000,000   BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY (LEASE REVENUE,
                FIRST SECURITY BANK LOC)                                                4.75          09/02/2024          2,060,460
    1,500,000   CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)^         4.32          08/01/2021            812,805
    4,000,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HCFR)                     5.00          03/01/2028          4,109,040
    3,000,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                                   6.00          04/01/2022          3,205,110
      250,000   CALIFORNIA HEALTH CATHOLIC SERIES A (HCFR, AMBAC INSURED)               5.75          07/01/2015            251,205
    2,250,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES I
                (HOUSING REVENUE)                                                       4.60          08/01/2021          2,266,133
    5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J. DAVID
                GLADSTONE INSTITUTE PROJECT (HCFR)                                      5.25          10/01/2034          5,220,600
    5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                PREREFUNDED (LEASE REVENUE, MBIA INSURED)SS.                            5.50          06/01/2025          5,338,950
    1,285,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY CANCER CENTER OF SANTA
                BARBARA (HOSPITAL REVENUE, RADIAN INSURED)                              5.00          06/01/2031          1,337,659
    1,500,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE
                & UNIVERSITY REVENUE)                                                   5.13          04/01/2017          1,533,075
    1,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE
                & UNIVERSITY REVENUE)                                                   5.25          04/01/2024          1,022,970
    2,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE
                & UNIVERSITY REVENUE)SS.                                                6.75          06/01/2030          2,153,660
    7,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY HOME BUYERS
                FUND SINGLE FAMILY (SFMR, GNMA INSURED)                                 5.40          06/01/2048          7,419,020
    5,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY HOME BUYERS
                FUND SINGLE FAMILY SERIES 1 (HOUSING REVENUE)                           5.50          08/01/2047          5,328,550
    2,500,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
                SECURITIES PROGRAM SERIES A (SFMR, FNMA INSURED)                        5.40          02/01/2037          2,691,850
    3,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
                SECURITIES PROGRAM SERIES A (SFMR, FNMA INSURED)                        5.45          02/01/2048          3,267,120
      115,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
                SECURITIES PROGRAM SERIES B (HOUSING REVENUE, GNMA INSURED)             6.25          12/01/2031            117,249
      140,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
                SECURITIES PROGRAM SERIES B5 (HOUSING REVENUE, GNMA INSURED)SS.+/-      6.35          12/01/2029            142,874

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   3,635,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
                SECURITIES PROGRAM SERIES C PUTTABLE (HOUSING REVENUE, GNMA)SS.         5.40%         02/01/2046    $     3,881,453
    1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                PROGRAM SERIES MM (LEASE REVENUE)                                       5.50          06/01/2021          1,104,813
    3,595,000   CALIFORNIA STATE (EDUCATIONAL FACILITIES REVENUE)                       5.00          02/01/2025          3,771,694
   14,850,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                 4.75          03/01/2034         15,128,438
    3,325,000   CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE SERIES
                A (OTHER REVENUE)                                                       4.80          12/01/2027          3,405,631
    3,000,000   CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE SERIES
                A (OTHER REVENUE, AMBAC INSURED)                                        5.30          12/01/2021          3,199,560
    5,000,000   CALIFORNIA STATE DWR SERIES J2 (WATER REVENUE)                          6.00          12/01/2007          5,079,050
      450,000   CALIFORNIA STATE PREREFUNDED (GO- STATES, TERRITORIES, AMBAC
                INSURED)SS.                                                             5.25          12/01/2024            472,442
    4,550,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, AMBAC INSURED)SS.          5.25          12/01/2024          4,810,488
    3,500,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                SENIOR AUXILIARY ORGANIZATION EVENT CENTER PREREFUNDED (COLLEGE
                & UNIVERSITY REVENUE)SS.                                                6.00          07/01/2022          3,918,635
    4,255,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED (HCFR)SS.            6.50          07/01/2020          4,669,565
    1,745,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED BALANCE (HCFR)        6.50          07/01/2020          1,891,475
    2,505,000   CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HCFR)             6.50          08/01/2012          2,652,545
    2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HCFR,
                MBIA INSURED)                                                           5.25          08/15/2029          2,076,520
    2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HCFR,
                MBIA INSURED)                                                           5.25          08/15/2029          2,076,520
    5,000,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HOSPITAL
                REVENUE)                                                                5.25          03/01/2045          5,250,300
    2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T (HOUSING
                REVENUE, GNMA INSURED)                                                  6.10          12/20/2035          2,107,425
    1,190,000   CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL
                PENINSULA PROJECT (OTHER REVENUE)                                       5.00          11/01/2016          1,221,868
    1,450,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-            4.14          12/01/2028          1,450,000
    4,210,000   CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER AUTHORITY
                REVENUE, FIRST SECURITY BANK LOC)                                       5.25          10/01/2027          4,486,892
    4,700,000   CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HCFR)                     5.38          04/01/2017          4,797,807
    6,000,000   CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                                6.25          08/15/2031          6,520,020
    2,750,000   CALIFORNIA SUTTER HEALTH SERIES C (HCFR, FIRST SECURITY BANK LOC)       5.13          08/15/2022          2,816,193
    2,000,000   CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE INSURED)       5.25          02/01/2021          2,083,820
    1,000,000   CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999
                (PROPERTY TAX REVENUE, FGIC INSURED)                                    5.00          08/01/2032          1,044,840
      160,000   CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE, MBIA
                INSURED)                                                                6.50          04/01/2012            160,354
    1,080,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)          5.25          10/01/2019          1,180,548
    1,140,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)          5.25          10/01/2020          1,246,134
    5,000,000   CENTER USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX REVENUE,
                MBIA INSURED)^                                                          4.33          09/01/2021          2,695,900
    2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO PROGRAM
                SERIES A (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)                 6.45          02/01/2018          3,090,101
    3,000,000   CHICO PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL REVENUE,
                MBIA INSURED)                                                           5.13          04/01/2021          3,155,730
    1,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
                DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)            6.00          08/01/2016          1,803,438
    2,000,000   COACHELLA VALLEY CA USD 2005 ELECTION SERIES B (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                       5.00          08/01/2027          2,141,600
      830,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
                REVENUE)                                                                4.80          08/01/2020            859,108
      365,000   COMPTON CA UNION SCHOOL DISTRICT REFUNDING 2002 ELECTION SERIES
                D (PROPERTY TAX REVENUE, AMBAC INSURED)^                                4.03          06/01/2015            263,596
      270,000   CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                  7.75          05/01/2022            344,372
    5,000,000   CONTRA COSTA COUNTY CA HOME MANAGEMENT FINANCING AUTHORITY
                (OTHER REVENUE, MBIA INSURED)^                                          6.44          09/01/2017          2,584,750
      885,000   CONTRA COSTA COUNTY CA PFA PREREFUNDED PLEASANT HILL BART (TAX
                ALLOCATION REVENUE)SS.                                                  5.25          08/01/2028            932,799
    4,615,000   CONTRA COSTA COUNTY CA PFA UNREFUNDED PLEASANT HILL BART (TAX
                ALLOCATION REVENUE)                                                     5.25          08/01/2028          4,764,341
    2,755,000   CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SERIES A (SALES
                TAX REVENUE)                                                            6.50          03/01/2009          2,847,375
    1,260,000   CORONA CA REDEVELOPMENT AGENCY TEMESCAL CANYON PROJECT AREA
                SERIES A (TAX INCREMENTAL REVENUE, ASSURED GUARANTY)                    4.50          11/01/2029          1,251,117

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   1,035,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                          5.65%         12/15/2019    $     1,106,053
    4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
                PROJECT (TAX INCREMENTAL REVENUE)^                                      5.50          12/01/2016          2,367,440
    5,250,000   DUARTE CA SERIES A (HCFR)                                               5.25          04/01/2024          5,402,093
    2,000,000   DUARTE CA SERIES A (HCFR, ACA INSURED)                                  5.25          04/01/2019          2,060,680
    3,300,000   EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR PROJECT
                (TAX INCREMENTAL REVENUE)                                               6.63          10/01/2029          3,538,722
    4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)^                                                               4.72          09/01/2018          2,602,138
    5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)^                                                               4.82          09/01/2019          2,869,431
    5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)^                                                               4.92          09/01/2020          2,823,170
    1,525,000   EAST SIDE UNION HIGH SCHOOL DISTRICT CALIFORNIA SANTA CLARA
                COUNTY SERIES F (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)         5.00          08/01/2026          1,623,195
    3,000,000   EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                                4.25          08/01/2033          2,844,870
    2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
                PHASE II (LEASE REVENUE, AMBAC INSURED)                                 5.25          01/01/2034          2,596,250
      500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
                FACILITIES REVENUE)                                                     5.75          09/02/2014            510,665
    1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
                FACILITIES REVENUE)                                                     5.90          09/02/2021          1,786,225
    2,000,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                         6.13          09/01/2011          2,115,320
    1,285,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
                INCREMENTAL REVENUE)                                                    5.50          10/01/2017          1,338,109
    5,040,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
                INCREMENTAL REVENUE)                                                    5.50          10/01/2027          5,170,990
    4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
                INCREMENTAL REVENUE)                                                    5.60          10/01/2027          4,986,640
    3,000,000   FONTANA CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)SS.         6.15          05/01/2020          3,066,240
    1,925,000   FRESNO CA SERIES A1 (SEWER REVENUE, AMBAC INSURED)                      4.75          09/01/2021          2,060,135
      860,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                    6.63          12/01/2011            863,449
    2,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA ASSET
                BACKED SERIES A1 (OTHER REVENUE)                                        5.75          06/01/2047          2,124,840
    2,200,000   GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER
                REVENUE, MBIA INSURED)^                                                 4.02          08/01/2015          1,579,314
    2,440,000   GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                REVENUE, FGIC INSURED)SS.+/-                                            3.68          08/01/2024          2,440,000
    2,500,000   HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                       6.00          12/01/2013          2,671,875
    4,375,000   HAWTHORNE CA SCHOOL DISTRICT (LEASE REVENUE, FIRST SECURITY BANK
                LOC)SS.                                                                 6.00          11/01/2025          4,765,163
    1,360,000   INDUSTRY CA PFA (OTHER REVENUE, AMBAC INSURED)                          4.88          07/01/2023          1,406,866
    1,240,000   INDUSTRY CA PFA (OTHER REVENUE, AMBAC INSURED)                          4.63          07/01/2025          1,270,380
    3,750,000   INDUSTRY CA URBAN DEVELOPMENT AGENCY CIVIC RECREATION INDIVIDUAL
                SERIES 1 (TAX INCREMENTAL REVENUE, MBIA INSURED)                        5.00          05/01/2017          3,801,038
      235,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
                REVENUE)                                                                6.40          08/01/2016            235,465
    1,345,000   KERN CA HIGH SCHOOL DISTRICT REFERENDUM SERIES A (PROPERTY TAX
                REVENUE, MBIA INSURED)                                                  6.50          02/01/2015          1,484,490
    3,175,000   KERN CA HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                           6.50          08/01/2015          3,504,279
    2,000,000   KERN CA HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                           5.60          08/01/2012          2,106,960
    4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                 5.50          09/01/2030          4,132,720
    3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                (SPECIAL TAX REVENUE)                                                   5.63          09/01/2016          3,100,541
    3,000,000   LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)        6.00          11/01/2008          3,110,880
    1,500,000   LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)        6.00          11/01/2017          1,708,275
    2,900,000   LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
                1998 SERIES B PREREFUNDED (PROPERTY TAX REVENUE, MBIA INSURED)^SS.      4.84          08/01/2021          1,460,527
    1,000,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)SS.+/-                    3.55          07/01/2034          1,000,000
    2,135,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES
                A (PROPERTY TAX REVENUE, FGIC INSURED)^                                 4.19          08/01/2018          1,334,866

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     805,000   MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)               6.00%         10/01/2012    $       813,903
    1,500,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                REVENUE SERIES C1 (WATER REVENUE LOC)SS.+/-                             3.70          07/01/2036          1,500,000
    1,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                REVENUE SERIES C2 (WATER REVENUE LOC)SS.+/-                             3.63          07/01/2036          1,000,000
    4,375,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
                INCREMENTAL REVENUE, AMBAC INSURED)                                     5.00          05/01/2021          4,657,756
    1,080,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
                FACILITY (SOLID WASTE REVENUE)                                          5.50          02/15/2013          1,112,346
    1,900,000   NORCO CA REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE, AMBAC
                INSURED)                                                                5.00          03/01/2026          2,000,130
    1,500,000   ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY ONTARIO
                REDEVELOPMENT PROJECT #1 (SPECIAL TAX REVENUE, MBIA INSURED)            6.00          08/01/2015          1,632,795
      500,000   ORANGE COUNTY CA REFERENDUM (AIRPORT REVENUE, MBIA INSURED)             5.50          07/01/2011            511,785
    1,000,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B   (LEASE
                REVENUE LOC)SS.+/-                                                      3.63          08/01/2030          1,000,000
   11,000,000   PALM SPRINGS CA (HOSPITAL REVENUE)^                                     4.35          04/15/2021          6,011,280
    3,000,000   PALMAR POMERADO HEALTH CA ELECTION OF 2004 SERIES A (PROPERTY
                TAX REVENUE, AMBAC INSURED)                                             4.50          08/01/2029          2,995,650
    1,630,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                REVENUE)                                                                6.25          01/01/2018          1,838,722
    2,045,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                        5.75          10/01/2031          2,162,935
    1,030,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)          5.25          10/01/2020          1,124,049
    5,500,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                 6.25          12/01/2032          5,912,995
    2,000,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA
                INSURED)                                                                5.50          05/01/2019          2,259,680
    2,515,000   PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                     5.85          08/01/2032          2,696,935
    2,480,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)             6.55          08/01/2029          3,255,570
    3,605,000   PORT OF OAKLAND CA SERIES K (AIRPORT REVENUE, FGIC INSURED)             5.75          11/01/2029          3,798,084
    2,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                INSURED)                                                                5.50          11/01/2020          2,139,480
    5,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                INSURED)                                                                5.00          11/01/2021          5,179,500
    3,600,000   PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                     5.13          06/01/2030          3,677,580
      960,000   REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC
                INSURED)                                                                4.63          08/01/2022            978,691
    1,345,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                REVENUE)                                                                4.88          09/01/2018          1,387,233
    1,000,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                REVENUE)                                                                5.00          09/01/2021          1,033,490
    1,100,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE
                REVENUE)                                                                5.25          05/15/2013          1,110,340
    8,595,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY
                HOSPITAL PROJECT (HCFR, MBIA INSURED)^                                  4.57          06/01/2026          3,614,627
    2,045,000   RIVERSIDE COUNTY CA COP SERIES A (LEASE REVENUE, FGIC INSURED)          5.00          11/01/2024          2,163,344
    3,990,000   ROCKLIN CA RDA ROCKLIN REDEVELOPMENT PROJECT SERIES A (TAX
                INCREMENTAL REVENUE)                                                    5.50          09/01/2031          4,159,495
    2,535,000   SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)             6.25          08/15/2010          2,683,703
      300,000   SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE, FGIC INSURED)             5.75          11/15/2008            302,697
      840,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                           5.38          12/01/2013            883,092
    2,870,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS
                PROJECT SERIES H (HOUSING REVENUE, FNMA INSURED)                        5.70          03/01/2034          2,973,033
    2,085,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                (SEWER REVENUE)SS.                                                      4.75          12/01/2023          2,135,269
    2,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT SACRAMENTO COUNTY
                REGULATION B (OTHER REVENUE, FGIC INSURED)SS.+/-                        4.12          12/01/2035          2,005,000
    2,500,000   SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST SECURITY
                BANK LOC)^                                                              4.40          09/01/2023          1,223,450
    1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
                FACILITIES REVENUE)                                                     5.30          09/01/2020          1,095,658
    3,200,000   SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT PREREFUNDED (LEASE
                REVENUE)SS.                                                             6.25          09/01/2029          3,425,056
    4,500,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SERIES A
                (SALES TAX REVENUE)                                                     6.00          04/01/2008          4,545,315
    2,390,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND SERIES
                15A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                          5.00          05/01/2017          2,442,795
    2,500,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND SERIES
                27B (AIRPORT REVENUE, FGIC INSURED)                                     5.00          05/01/2019          2,611,500
    5,460,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                (TOLL ROAD REVENUE)^                                                    4.19          01/01/2019          3,353,805

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   5,055,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                (TOLL ROAD REVENUE)^                                                    4.33%         01/01/2023    $     2,574,259
    6,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                (TOLL ROAD REVENUE)^                                                    4.35          01/01/2024          2,917,800
    5,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                (TOLL ROAD REVENUE)^                                                    4.37          01/01/2025          2,321,000
    4,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                PREREFUNDED (TOLL ROAD REVENUE)SS.                                      7.55          01/01/2008          4,196,960
    3,300,000   SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE, GEMIC INSURED)^       4.12          04/01/2016          2,285,547
    3,300,000   SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
                REVENUE)                                                                6.20          01/01/2041          3,506,481
    1,205,000   SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)^               4.33          01/01/2021            668,534
    1,310,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                          3.96          01/01/2015            966,584
    1,300,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                          4.21          01/01/2019            796,692
    5,315,000   SAN MARCOS CA SERIES A (GO - STATES, TERRITORIES)                       6.25          09/02/2022          6,420,679
    3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
                (LEASE REVENUE)                                                         5.60          09/01/2019          3,112,710
    3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER APARTMENTS
                SERIES A (HOUSING REVENUE)                                              6.50          09/01/2039          3,061,110
    1,500,000   SHAFTER CA CDA REFERENDUM COMMUNITY DEVELOPMENT PROJECT AREA
                (TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.00          11/01/2036          1,584,135
    1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE REVENUE,
                AMBAC INSURED)                                                          5.25          08/01/2022          2,216,329
    1,000,000   SONOMA VALLEY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)                                                                    6.00          07/15/2021          1,006,770
    1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT #1 (TAX
                INCREMENTAL REVENUE, XLCA INSURED)                                      5.25          09/01/2019          1,895,751
    1,000,000   SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                                5.55          11/01/2020          1,130,810
    3,000,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE
                REVENUE (AIRPORT REVENUE, XLCA INSURED)                                 5.00          12/01/2036          3,145,980
    1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                   6.75          07/01/2011          1,414,691
    5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL SERIES
                A (PROPERTY TAX REVENUE, MBIA INSURED)^                                 3.89          09/01/2013          4,443,264
    2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX
                REVENUE (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)                  5.00          09/01/2026          2,729,938
    5,490,000   UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES
                REVENUE, AMBAC INSURED)                                                 5.38          10/01/2034          5,821,541
    1,000,000   VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A (HOUSING
                REVENUE, AMBAC INSURED)                                                 5.05          12/01/2026          1,035,140
    1,595,000   VERNON CA MALBURG GENERATING STATION PROJECT PREREFUNDED
                (ELECTRIC REVENUE)SS.                                                   5.50          04/01/2021          1,626,166
    2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
                PROJECT AREA (TAX INCREMENTAL REVENUE)                                  5.88          09/01/2037          2,596,050
    1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                                5.75          08/01/2015          1,143,047
    2,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
                XLCA INSURED)                                                           5.00          09/01/2034          2,173,160
      700,000   WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A
                (HOUSING REVENUE)                                                       6.50          08/01/2010            700,378
    2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC CENTER
                SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)                       5.38          10/01/2018          2,580,301
    1,600,000   YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES A
                (SPECIAL TAX REVENUE, MBIA INSURED)^                                    4.55          09/01/2019            914,784

                                                                                                                        468,949,762
                                                                                                                    ---------------
PUERTO RICO - 1.67%
    3,800,000   CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                        6.00          07/01/2010          4,079,753
    4,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES N (TOLL ROAD REVENUE, AMBAC INSURED)SS.+/-                       4.11          07/01/2045          4,006,000

                                                                                                                          8,085,753
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $449,150,809)                                                                       477,035,515
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 0.46%
    2,209,755   WELLS FARGO ADVANTAGE CALIFORNIA MONEY MARKET TRUST~+++                                             $     2,209,755
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,209,755)                                                                            2,209,755
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $454,499,652)*                                      99.43%                                                    $   482,549,386

OTHER ASSETS AND LIABILITIES, NET                          0.57                                                           2,781,001
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   485,330,387
                                                         ------                                                     ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,209,755.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 99.27%

COLORADO - 99.27%
$   1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON
                PREREFUNDED (PROPERTY TAX REVENUE, MBIA INSURED)SS.                     5.50%         12/01/2019    $     1,346,725
    1,000,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON SERIES C
                (PROPERTY TAX REVENUE, MBIA INSURED)                                    5.38          12/01/2026          1,105,080
      500,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT
                (PROPERTY TAX REVENUE)                                                  6.38          12/01/2016            509,365
    1,000,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                       4.25          12/20/2040            999,960
      500,000   AURORA SINGLE TREE METROPOLITAN DISTRICT CO (PROPERTY TAX
                REVENUE)                                                                5.50          11/15/2031            502,905
    1,000,000   BOULDER CO (WATER REVENUE)                                              5.60          12/01/2017          1,062,180
    1,000,000   BOULDER COUNTY CO UNIVERSITY CORPORATION FOR ATMOSPHERIC
                PROJECT (OTHER REVENUE, MBIA INSURED)                                   5.50          09/01/2020          1,069,790
    1,000,000   BOULDER LARIMER & WELD COUNTIES ST. VRAIN VALLEY SCHOOL
                DISTRICT RE1J CO (PROPERTY TAX REVENUE, FGIC INSURED)                   5.25          12/15/2020          1,126,350
      500,000   CASTLE PINES NORTH METRO DISTRICT COLORADO REFUNDED LIMITED
                TAX SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)            5.00          12/01/2026            530,655
    1,250,000   COLORADO ECFA (OTHER REVENUE)                                           5.25          06/01/2021          1,297,225
      885,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT PREREFUNDED
                (PRIVATE SCHOOL REVENUE)SS.                                             6.25          12/15/2012            947,260
    3,750,000   COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE SCHOOL
                REVENUE)                                                                5.30          02/15/2029          3,852,788
      500,000   COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)           6.25          05/01/2036            526,505
      500,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++            6.13          12/15/2035            518,265
    1,040,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
                FACILITIES REVENUE, XLCA INSURED)                                       5.00          06/15/2019          1,100,174
      500,000   COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT
                PREREFUNDED (LEASE REVENUE)SS.                                          7.00          11/01/2029            540,315
    1,000,000   COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT
                PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                                 5.75          06/01/2016          1,076,480
      100,000   COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                            5.00          04/01/2023            104,422
    1,445,000   COLORADO ECFA PARKER CORE CHARTER (EDUCATIONAL FACILITIES
                REVENUE, XLCA INSURED)                                                  5.00          11/01/2024          1,517,467
    1,500,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT PREREFUNDED
                (LEASE REVENUE)SS.                                                      6.00          12/01/2021          1,643,250
    1,000,000   COLORADO ECFA PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                   7.13          12/15/2030          1,124,100
      600,000   COLORADO ECFA RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                6.75          06/01/2029            584,472
    1,165,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
                COLLEGIATE PROJECT (EDUCATIONAL FACILITIES REVENUE, XLCA
                INSURED)                                                                5.25          06/15/2024          1,245,560
    1,040,000   COLORADO EXEMPLA INCORPORATED SERIES A (HCFR)                           5.50          01/01/2023          1,096,961
      250,000   COLORADO HEALTH FACILITIES AUTHORITY INCOME PROJECT (HCFR,
                FIRST SECURITY BANK LOC)SS.+/-                                          3.66          05/15/2024            250,000
    1,000,000   COLORADO HEALTH FACILITY AUTHORITY CATHOLIC HEALTH
                INITIATIVES SERIES A (HFFA REVENUE)                                     5.00          09/01/2041          1,041,130
      750,000   COLORADO HEALTH FACILITY AUTHORITY EVANGELICAL LUTHERAN
                PROJECT (HOSPITAL REVENUE)                                              5.25          06/01/2031            790,103
    3,175,000   COLORADO HFA (HOUSING REVENUE)SS.+/-(h)                                 6.45          04/01/2030          3,338,516
    1,080,000   COLORADO HFA (HOUSING REVENUE)                                          4.80          05/01/2030          1,085,508
      300,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)                                6.50          08/01/2031            311,658
      130,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                                6.50          05/01/2016            134,085
      735,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                                5.25          05/01/2032            745,290
      495,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                                6.10          08/01/2023            518,923
    1,145,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)SS.+/-                          6.70          08/01/2017          1,184,548
      335,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)                                6.55          08/01/2033            345,951
      395,000   COLORADO HFA SERIES C3 (HOUSING REVENUE, FHA INSURED)                   6.38          08/01/2033            414,094
       45,000   COLORADO HFA SERIES D2 (HOUSING REVENUE, GO OF AUTHORITY)               7.10          06/01/2014             46,191
      475,000   COLORADO HFA SERIES E3 (HOUSING REVENUE)                                6.60          08/01/2017            494,233
    1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
                FACILITIES (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                 5.00          06/01/2023          1,392,204
      210,000   COLORADO NATIONAL JEWISH MEDICAL & RESEARCH CENTER (HCFR)               5.00          01/01/2008            210,584
    2,000,000   COLORADO PARKVIEW MEDICAL CENTER PROJECT (HCFR)                         6.50          09/01/2020          2,178,660
    1,250,000   COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HCFR, AMBAC
                INSURED)                                                                6.25          05/15/2011          1,371,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLORADO (continued)
$     900,000   COLORADO SPRINGS CO COLORADO COLLEGE PROJECT (COLLEGE &
                UNIVERSITY REVENUE)                                                     4.38%         06/01/2026    $       886,743
    1,000,000   COLORADO STATE COP (LEASE REVENUE, MBIA INSURED)                        5.00          11/01/2030          1,051,980
      500,000   COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HCFR)                        5.75          09/15/2022            515,330
      970,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                WATER PREREFUNDED (WATER REVENUE)SS.                                    5.00          09/01/2019            988,595
    1,410,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                WATER SERIES A (WATER REVENUE)                                          4.50          09/01/2024          1,429,698
       30,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                WATER SERIES B (OTHER REVENUE)                                          5.00          09/01/2019             30,534
       55,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                WATER UNREFUNDED SERIES A (WATER REVENUE)                               5.13          09/01/2018             56,073
    1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY DRINKING
                WATER SERIES A (WATER REVENUE)                                          5.50          09/01/2022          1,153,830
    1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
                (WATER REVENUE)                                                         4.88          09/01/2017          1,872,735
    1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
                (WATER REVENUE)                                                         5.00          09/01/2019          1,026,020
    1,000,000   DENVER CITY & COUNTY CO HELEN G. BONFILS FOUNDATION PROJECT
                SERIES B (RECREATIONAL FACILITIES REVENUE)                              5.13          12/01/2017          1,007,760
    1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA
                INSURED)                                                                5.00          11/15/2022          1,325,388
    1,500,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)               5.00          12/01/2030          1,582,935
    1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE,
                FHA INSURED)                                                            5.35          08/01/2018          1,512,922
    1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
                COUNTIES (PROPERTY TAX REVENUE, FGIC INSURED)                           5.75          12/15/2022          1,122,080
    1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
                COUNTIES SERIES B (PROPERTY TAX REVENUE, STATE AID
                WITHHOLDING)^                                                           4.06          12/15/2014            733,910
    2,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION
                SERVICE B (OTHER REVENUE, MBIA INSURED)^                                4.32          09/01/2020          1,408,800
    2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS
                (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                           7.10          12/01/2017          3,158,450
    1,500,000   ENGLEWOOD CO MARKS APARTMENTS PROJECT GUARANTEE AGREEMENT
                (HOUSING REVENUE)                                                       6.65          12/01/2026          1,531,890
    1,000,000   FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)                 5.38          06/01/2025          1,079,740
    1,200,000   GARFIELD COUNTY CO BUILDING CORPORATION PREREFUNDED (LEASE
                REVENUE, AMBAC INSURED)SS.                                              5.75          12/01/2019          1,274,052
    1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT RE002 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                       5.25          12/01/2021          1,496,486
    1,720,000   GARFIELD COUNTY CO SCHOOL DISTRICT RE2 (GO - SCHOOL
                DISTRICTS, FIRST SECURITY BANK LOC)                                     5.00          12/01/2023          1,846,712
    1,000,000   GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                           5.00          12/01/2025          1,063,800
    1,165,000   GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE,
                AMBAC INSURED)                                                          5.75          12/01/2019          1,224,205
      525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO PREREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.                      6.50          06/15/2011            582,199
      475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO UNREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                         6.50          06/15/2011            526,946
      500,000   INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE & DOUGLAS
                COUNTIES SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)                4.60          12/01/2019            502,780
    1,500,000   JEFFERSON COUNTY CO COP (LEASE REVENUE, MBIA INSURED)                   4.50          12/01/2020          1,530,150
    3,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX
                REVENUE, MBIA INSURED)                                                  6.50          12/15/2011          3,361,080
      500,000   LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT (HCFR)           6.00          04/01/2019            517,620
    2,000,000   METEX CO METROPOLITAN DISTRICT SERIES A (PROPERTY TAX
                REVENUE, MBIA INSURED)                                                  5.80          12/01/2016          2,046,800
    1,000,000   MOUNTAIN VILLAGE METROPOLITAN DISTRICT CO SAN MIQUEL CITY
                SERIES B (PROPERTY TAX REVENUE, XLCA INSURED)                           4.75          12/01/2031          1,015,450
    1,250,000   NORTH RANGE METROPOLITAN DISTRICT #1 CO (PROPERTY TAX
                REVENUE, ACA INSURED)                                                   5.00          12/15/2024          1,298,638
      790,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)          6.50          12/01/2016            812,341
      230,000   PUEBLO CO PUBLIC PARKING LEASE PURCHASE & SUBLEASE (LEASE
                REVENUE)                                                                6.90          07/01/2015            231,332
      600,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                REVENUE)                                                                7.38          09/01/2010            665,166

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLORADO (continued)
$   1,000,000   SUPERIOR METROPOLITAN DISTRICT #1 COLORADO SPECIAL REVENUE
                (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)                   5.00%         12/01/2028    $     1,056,830
      300,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY REVENUE (COLLEGE &
                UNIVERSITY REVENUE LOC)SS.+/-                                           3.66          11/15/2035            300,000
    1,730,000   UNIVERSITY OF NORTHERN COLORADO AUXILIARY FACILITIES SYSTEM
                (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                           5.50          06/01/2019          1,843,004
    2,030,000   VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                                5.00          12/01/2036          2,105,516
    1,100,000   WESTMINSTER CO (LEASE REVENUE, MBIA INSURED)                            4.50          12/01/2024          1,101,822

                                                                                                                         91,160,124
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $87,308,304)                                                                         91,160,124
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.55%
      502,122   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                502,122
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $502,122)                                                                                502,122
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $87,810,426)*                                       99.82%                                                    $    91,662,246

OTHER ASSETS AND LIABILITIES, NET                          0.18                                                             162,515
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $    91,824,761
                                                         ------                                                     ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(h) SECURITY REPRESENTS UNDERLYING BONDS TRANSFERRED TO A SEPARATE SECURITIZATION TRUST ESTABLISHED IN AN INVERSE FLOATER TRANSACTION IN WHICH THE PORTFOLIO ACQUIRED THE RESIDUAL INTEREST CERTIFICATES. THIS SECURITY SERVES AS COLLATERAL FOR FLOATING RATE NOTES ISSUED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $502,122.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 99.28%

ARIZONA - 0.50%
$     750,000   MARICOPA COUNTY AZ UNIFIED SCHOOL DISTRICT #48 SCOTTSDALE
                (PROPERTY TAX REVENUE)                                                  5.00%         07/01/2023    $       828,525
                                                                                                                    ---------------
CALIFORNIA - 0.33%
      495,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
                XLCA INSURED)                                                           5.00          09/01/2034            537,857
                                                                                                                    ---------------
ILLINOIS - 0.63%
    1,000,000   ILLINOIS FINANCE AUTHORITY NEWMAN FOUNDATION (OTHER REVENUE,
                RADIAN INSURED)                                                         5.00          02/01/2037          1,032,900
                                                                                                                    ---------------
MINNESOTA - 96.93%
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                   4.70          11/01/2016            200,914
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                   4.75          11/01/2017            200,812
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                   4.80          11/01/2018            200,888
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                   4.85          11/01/2019            200,888
    2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SERIES A
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                         5.00          02/01/2018          2,965,656
      645,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                (HOUSING REVENUE)                                                       7.15          01/01/2020            680,352
    1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                (HOUSING REVENUE)                                                       7.25          01/01/2032          1,579,725
    1,000,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                          8.50          03/01/2019          1,216,750
    3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)          5.00          02/01/2016          3,101,490
    2,900,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)          5.00          02/01/2019          2,998,107
      185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
                GOLF COURSE (LEASE REVENUE)                                             4.38          05/01/2024            180,318
      750,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)                                   5.70          02/01/2017            777,293
      945,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS.                    5.63          10/01/2014          1,005,849
      995,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS.                    5.70          10/01/2015          1,061,496
    1,000,000   CUYUNA RANGE MN HOSPITAL DISTRICT SERIES A (HCFR)                       6.00          06/01/2019          1,020,150
      997,365   DAKOTA COUNTY COMMUNITY MN COMMUNITY DEVELOPMENT AGENCY
                (SFMR, GNMA INSURED)                                                    5.30          12/01/2039          1,057,895
      155,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                   5.90          02/01/2015            162,728
      255,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                   6.00          02/01/2018            268,390
      300,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                   6.10          02/01/2021            316,548
    1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A
                (PROPERTY TAX REVENUE, MBIA INSURED)                                    5.00          02/01/2018          1,044,230
      580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)             5.10          09/01/2014            608,113
      605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)             5.20          09/01/2015            635,692
      560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)             5.30          09/01/2016            589,954
      700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                PREREFUNDED (LEASE REVENUE)SS.                                          7.20          04/01/2016            785,750
      600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                PREREFUNDED (LEASE REVENUE)SS.                                          7.40          04/01/2021            677,748
      585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                PREREFUNDED (LEASE REVENUE)SS.                                          7.50          04/01/2031            662,945
    2,470,000   GOLDEN VALLEY MN CALVARY CENTER APARTMENTS (MFHR, GOVERNMENT
                NATIONAL MORTGAGE ASSOCIATION)                                          4.85          12/20/2041          2,445,251
    1,075,000   HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, FIRST
                SECURITY BANK LOC)SS.                                                   5.50          11/01/2013          1,183,188
    2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)                                   5.00          02/01/2017          2,921,187
    1,735,000   LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 SERIES A
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                         5.00          04/01/2019          1,843,906
    1,000,000   MAPLE GROVE MN SERIES A (PROPERTY TAX REVENUE)                          5.00          02/01/2027          1,068,020

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE

MINNESOTA (continued)
$     360,000   MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
                (HOSPITAL REVENUE)                                                      4.50%         11/01/2014    $       364,442
      375,000   MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
                (HOSPITAL REVENUE)                                                      4.50          11/01/2015            379,331
      500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                OBLIGATION GROUP PROJECT (HCFR)                                         5.25          12/01/2016            524,360
      500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                OBLIGATION GROUP PROJECT (HCFR)                                         5.63          12/01/2022            532,360
      600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                OBLIGATION GROUP PROJECT (HCFR)                                         5.88          12/01/2029            647,754
    2,600,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SERIES A (AIRPORT REVENUE, AMBAC INSURED)                               5.00          01/01/2035          2,720,484
    4,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SUBSERIES C PREREFUNDED (AIRPORT REVENUE, FGIC INSURED)SS.              5.25          01/01/2021          4,913,970
    1,000,000   MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HCFR)                    6.00          11/15/2023          1,096,630
    3,700,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES (HCFR, AMBAC INSURED)           5.00          11/15/2030          3,895,730
    1,000,000   MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)             5.35          02/01/2030          1,007,320
      530,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                (OTHER REVENUE)                                                         4.75          12/01/2015            541,379
      555,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                (OTHER REVENUE)                                                         4.80          12/01/2016            567,826
    2,495,000   MINNEAPOLIS MN OST ANTHONYS MILLS (MFHR, GNMA)                          5.25          06/20/2039          2,573,767
      500,000   MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL
                REVENUE)                                                                5.65          02/01/2027            512,825
       10,000   MINNEAPOLIS MN ST. MARYS HOSPITAL & REHABILITATION                     10.00          06/01/2013             11,880
    1,000,000   MINNEAPOLIS MN TAX INCREMENT REVENUE (TAX REVENUE)                      5.50          02/01/2022          1,014,700
    1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                EVANGELICAL LUTHERAN PROJECT (HCFR)                                     6.00          02/01/2022          1,302,686
    4,265,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM PREREFUNDED SERIES A (ECONOMIC DEVELOPMENT
                REVENUE, MBIA INSURED)SS.                                               5.50          11/15/2017          4,396,533
    2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM SERIES A (HCFR)                                             5.88          11/15/2010          2,147,634
    1,935,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM SERIES A PREREFUNDED (ECONOMIC DEVELOPMENT
                REVENUE)SS.                                                             6.38          11/15/2022          2,125,926
    1,095,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM UNREFUNDED SERIES A (ECONOMIC DEVELOPMENT
                REVENUE, MBIA INSURED)                                                  5.50          11/15/2017          1,127,664
    1,000,000   MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
                RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                       7.25          11/01/2016          1,083,200
    2,000,000   MINNESOTA STATE COLLEGE AT ST. BENEDICT SERIES 4T (COLLEGE &
                UNIVERSITY REVENUE)                                                     5.35          03/01/2020          2,016,080
    1,000,000   MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GO OF AGENCY)           4.75          07/01/2026          1,006,720
      790,000   MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)                5.35          07/01/2017            810,042
      895,000   MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)              5.80          07/01/2021            908,300
        5,000   MINNESOTA STATE SERIES E (HOUSING REVENUE, GO OF AGENCY)                5.90          07/01/2025              5,076
      895,000   MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E (COLLEGE &
                UNIVERSITY REVENUE)                                                     6.75          03/01/2019            951,492
    1,100,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)          5.65          02/01/2010          1,117,259
    1,650,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)          5.75          02/01/2022          1,677,225
      505,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                (HCFR)                                                                  5.20          12/01/2009            518,110
      725,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                (HCFR)                                                                  5.40          12/01/2011            745,605
      500,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                (HOUSING REVENUE)                                                       5.30          12/01/2010            513,595
      995,000   MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                              7.10          08/01/2011          1,069,695
      250,000   MOOSE LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTH FACILITIES
                CROSSOVER SERIES A (HFFA REVENUE)                                       5.00          12/01/2022            254,378
      750,000   MOOSE LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTH FACILITIES
                CROSSOVER SERIES A (HFFA REVENUE)                                       5.10          12/01/2024            765,923
    1,430,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)          5.38          02/01/2017          1,512,239
    2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)          5.38          02/01/2019          2,157,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$     560,000   MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP
                PROJECT SERIES A (LEASE REVENUE)                                        6.25%         10/01/2019    $       575,484
    1,000,000   NEW BRIGHTON MN SERIES A (TAX ALLOCATION REVENUE, MBIA
                INSURED)                                                                5.00          02/01/2032          1,063,860
    2,000,000   NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                SECURITY BANK LOC)                                                      5.40          01/01/2015          2,097,380
    1,000,000   NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                SECURITY BANK LOC)                                                      5.30          01/01/2021          1,030,890
      360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                REVENUE)                                                                5.90          02/01/2018            377,892
      455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                REVENUE)                                                                6.00          02/01/2022            478,291
      500,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                     6.00          05/01/2026            509,075
      500,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                     6.25          05/01/2035            509,325
    1,000,000   PINE CITY MN NORTH BRANCH SERIES A (HCFR, GNMA INSURED)                 5.00          10/20/2047          1,031,440
    1,475,000   PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT REVENUE (LEASE
                REVENUE)                                                                5.00          02/01/2028          1,532,555
    1,890,000   RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX
                REVENUE)                                                                5.00          02/01/2017          1,991,795
      300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT
                SERIES A PREREFUNDED (HOUSING REVENUE)SS.                               6.63          01/01/2019            320,151
    2,805,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                       5.00          02/01/2019          2,951,028
    1,195,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                        5.60          02/01/2018          1,234,662
    2,900,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                        5.63          02/01/2020          2,997,527
      685,000   ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO CLINIC
                (HOSPITAL REVENUE)                                                      5.00          11/15/2031            717,154
    1,650,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                (HCFR)                                                                  5.90          11/15/2009          1,739,430
    2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                (HCFR)                                                                  5.90          11/15/2010          2,145,500
    2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                INSURED)^                                                               3.71          04/01/2009          1,858,420
    2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                INSURED)^                                                               3.78          04/01/2011          1,721,600
    1,000,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                  5.25          09/01/2034          1,045,540
    5,000,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                REVENUE, MBIA INSURED)^                                                 4.26          01/01/2020          2,920,850
    1,335,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                                         5.75          05/01/2010          1,415,274
    1,750,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                                         5.38          05/01/2011          1,850,310
    4,875,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                                         5.75          05/01/2026          5,177,933
    2,025,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 (PROPERTY
                TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                    5.45          02/01/2013          2,086,155
    1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                       5.00          02/01/2018          1,107,036
    2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                       5.00          02/01/2019          2,108,640
    2,000,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT
                A (TAX REVENUE)SS.                                                      7.88          12/01/2030          2,307,640
      225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                       5.00          02/01/2012            230,495
      200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                       5.00          02/01/2013            205,628
      225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                       5.00          02/01/2014            231,118
      200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                       5.00          02/01/2015            205,520
    1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)               5.25          05/15/2018          1,729,954
    3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)               5.30          05/15/2028          3,049,290
      650,000   ST. PAUL MN HOUSING & RDA SERIES A (LEASE REVENUE)                      5.75          09/01/2026            669,981
    2,500,000   ST. PAUL MN HOUSING & RDA ST. PAUL ACADEMY & SUMMIT SCHOOL
                PROJECT (PRIVATE SCHOOL REVENUE)                                        5.50          10/01/2024          2,579,450
       95,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED (HCFR)SS.          6.63          06/01/2020            101,067
       20,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)              6.63          06/01/2020             21,277
    1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)           5.13          12/01/2024          1,040,100
    1,050,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)           5.25          12/01/2026          1,099,844
    1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                REVENUE, GO OF UNIVERSITY)                                              5.75          07/01/2011          1,080,740

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$   2,795,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                REVENUE, GO OF UNIVERSITY)                                              5.75%         07/01/2017    $     3,243,737
    7,285,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                REVENUE, GO OF UNIVERSITY)                                              5.50          07/01/2021          8,364,273
    2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)           5.25          10/01/2025          2,186,957
       25,000   WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND SERIES A
                (HOUSING REVENUE, GNMA INSURED)                                         5.55          08/20/2028             25,554
      280,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC PLANT
                REVENUE, MBIA INSURED)                                                  9.75          01/01/2016            394,979
    2,395,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                REVENUE)                                                                6.38          01/01/2016          2,654,786

                                                                                                                        159,197,280
                                                                                                                    ---------------
PUERTO RICO - 0.89%
    1,250,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES N (TOLL ROAD REVENUE, ASSURED GUARANTY)                          5.25          07/01/2034          1,432,859
       25,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                          5.25          07/01/2022             26,928
                                                                                                                          1,459,787
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $154,683,560)                                                                       163,056,349
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.26%
      425,399   WELLS FARGO ADVANTAGE MINNESOTA TAX FREE TRUST~+++                                                          425,399
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $425,399)                                                                                425,399
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $155,108,959)*                                      99.54%                                                    $   163,481,748

OTHER ASSETS AND LIABILITIES, NET                          0.46                                                             760,985
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   164,242,733
                                                         ------                                                     ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $425,399.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 98.17%

ALABAMA - 1.14%
$   1,000,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH SERIES
                A2 PREREFUNDED (SPECIAL FACILITIES REVENUE, MBIA INSURED)SS. oo          3.92%        11/15/2015    $     1,040,020
                                                                                                                    ---------------
ALASKA - 1.77%
      550,000   ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY BANK
                LOC)                                                                     7.00         07/01/2009            571,890
    1,000,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX
                REVENUE)SS.                                                              6.20         06/01/2022          1,048,650

                                                                                                                          1,620,540
                                                                                                                    ---------------
ARIZONA - 2.04%
      500,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDRENS HOSPITAL
                SERIES B (HOSPITAL REVENUE)SS.+/-                                        4.50         02/01/2042            502,000
      690,000   QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (OTHER REVENUE)         4.85         07/15/2012            695,624
      675,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)              4.85         07/15/2014            675,243

                                                                                                                          1,872,867
                                                                                                                    ---------------
ARKANSAS - 0.69%
      635,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
                LABORATORY (HCFR, AMBAC INSURED)                                         3.90         12/01/2024            627,837
                                                                                                                    ---------------
CALIFORNIA - 4.69%
      500,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT
                (GO - STATES, TERRITORIES)                                               4.60         11/01/2013            499,755
    3,430,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                SERIES 2003 A1 (EXCISE TAX REVENUE)                                      6.25         06/01/2033          3,794,712

                                                                                                                          4,294,467
                                                                                                                    ---------------
COLORADO - 7.85%
    1,500,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                        4.25         12/20/2040          1,499,940
      110,000   COLORADO ECFA CHARTER SCHOOL RENAISSANCE SCHOOL PROJECT (LEASE
                REVENUE)                                                                 5.85         06/01/2008            109,244
    1,525,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT (LEASE REVENUE)            5.25         12/01/2011          1,583,789
      175,000   COLORADO HEALTH FACILITIES EVANGELICAL (HFFA)                            6.25         12/01/2010            183,253
      280,000   COLORADO HEALTH FACILITIES HEALTH EVANGELICAL (HFFA)                     6.25         12/01/2010            293,574
      315,000   COLORADO HOSPITAL STEAMBOAT SPRINGS HEALTH (HCFR)                        5.30         09/15/2009            317,199
    1,000,000   COLORADO STUDENT OBLIGATION AUTHORITY STUDENT LOAN SERIES II B
                (HEFAR, GUARANTEED STUDENT LOANS)                                        6.20         12/01/2008          1,001,530
      655,000   DENVER CITY & COUNTY CO (HOUSING REVENUE)                                7.00         08/01/2010            695,472
      780,000   EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT
                REVENUE)                                                                 5.00         05/01/2011            794,001
      305,000   HIGHLANDS RANCH METRO DISTRICT #2 COLORADO PREREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.                       6.50         06/15/2009            323,395
      370,000   HIGHLANDS RANCH METRO DISTRICT #2 COLORADO UNREFUNDED BALANCE
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                          6.50         06/15/2009            392,396

                                                                                                                          7,193,793
                                                                                                                    ---------------
DISTRICT OF COLUMBIA - 0.33%
      300,000   DISTRICT OF COLUMBIA SERIES B1 (PROPERTY TAX REVENUE, AMBAC
                INSURED)                                                                 5.50         06/01/2008            306,282
                                                                                                                    ---------------
FLORIDA - 6.04%
      500,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
                REVENUE)                                                                 4.80         11/01/2012            498,505
      740,000   BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                           5.00         11/01/2012            764,154
      115,000   BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT (HCFR)         6.00         11/15/2009            118,609
      500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                SERVICES (HCFR, SUNTRUST BANK LOC)                                       5.50         08/15/2014            527,210

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$   1,000,000   CITIZENS PROPERTY INSURANCE CORPORATION FL HIGH RISK ACCOUNT
                SERIES A (OTHER REVENUE, MBIA INSURED)                                   5.00%        03/01/2012    $     1,056,890
      565,000   HILLSBOROUGH COUNTY FL (SEWER REVENUE)                                   6.20         12/01/2008            574,848
    1,000,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
                MBIA INSURED)                                                            5.00         05/01/2011          1,046,920
      950,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                      4.14         12/01/2028            950,000

                                                                                                                          5,537,136
                                                                                                                    ---------------
ILLINOIS - 7.10%
    1,050,000   AURORA IL (TAX ALLOCATION REVENUE)                                       5.00         12/30/2010          1,061,718
    1,200,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                 5.38         01/01/2013          1,268,472
      200,000   ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES
                REVENUE)                                                                 4.50         12/01/2012            201,982
      360,000   ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES
                REVENUE)                                                                 5.00         12/01/2014            376,056
      740,000   ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HCFR, FIRST
                SECURITY BANK LOC)                                                       6.13         04/01/2012            777,969
      500,000   ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, MBIA INSURED)           5.50         11/15/2010            517,870
      800,000   NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)                    5.75         01/01/2010            842,928
    1,455,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT DEBT CERTIFICATES (OTHER REVENUE)                               4.50         03/01/2017          1,454,913

                                                                                                                          6,501,908
                                                                                                                    ---------------
INDIANA - 1.58%
      555,000   DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL DISTRICT
                SCHOOL BUILDING CORPORATION FIRST MORTGAGE PREREFUNDED (LEASE
                REVENUE)SS.                                                              5.20         09/15/2008            566,860
      850,000   INDIANA STATE DEPAUL UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
                REVENUE)                                                                 5.00         07/01/2012            879,393

                                                                                                                          1,446,253
                                                                                                                    ---------------
IOWA - 2.33%
    2,000,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B (EXCISE TAX REVENUE LOC)                           5.50         06/01/2011          2,133,820
                                                                                                                    ---------------
KANSAS - 1.53%
    1,400,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES
                TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                  3.75         12/01/2012          1,398,908
                                                                                                                    ---------------
KENTUCKY - 1.14%
    1,000,000   ASHLAND KY PCR                                                           5.70         11/01/2009          1,049,110
                                                                                                                    ---------------
LOUISIANA - 0.69%
      160,000   LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE ARCHDIOCESE OF
                NEW ORLEANS PROJECT (HCFR, CIFG INSURED)                                 5.00         07/01/2010            165,763
      350,000   LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE ARCHDIOCESE OF
                NEW ORLEANS PROJECT (HCFR, CIFG INSURED)                                 5.00         07/01/2011            365,631
      100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE ARCHDIOCESE OF
                NEW ORLEANS PROJECT (HCFR, CIFG INSURED)                                 5.00         07/01/2012            105,270

                                                                                                                            636,664
                                                                                                                    ---------------
MARYLAND - 1.12%
    1,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS
                APARTMENT PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED)SS.              4.90         05/15/2031          1,027,510
                                                                                                                    ---------------
MASSACHUSETTS - 2.52%
      525,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                SYSTEMS (ELECTRIC REVENUE)                                               5.13         12/01/2011            536,582
    1,000,000   MASSACHUSETTS HOUSING FINANCE AGENCY INSURED CONSTRUCTION LOAN
                NOTES SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC)                4.13         06/01/2009          1,001,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS (continued)
$     730,000   MASSACHUSETTS PORT AUTHORITY DELTA AIRLINES INCORPORATED
                PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                          5.50%        01/01/2013    $       772,216

                                                                                                                          2,310,198
                                                                                                                    ---------------
MICHIGAN - 0.89%
      300,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION
                GROUP SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                         5.13         11/01/2029            311,031
      500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED
                OBLIGATION BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK
                LOC)SS.+/-                                                               4.35         06/01/2041            500,140

                                                                                                                            811,171
                                                                                                                    ---------------
MINNESOTA - 3.24%
    1,000,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                           8.50         03/01/2019          1,216,750
      290,000   MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL
                CENTER PROJECT (HCFR)                                                    4.50         11/01/2011            293,584
      365,000   MINNESOTA STATE SCHOLASTICAL SERIES 5J (COLLEGE & UNIVERSITY
                REVENUE)                                                                 4.88         12/01/2007            366,924
      435,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)            6.38         01/01/2016            482,184
      600,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
                AMBAC INSURED)                                                           5.40         01/01/2009            606,018

                                                                                                                          2,965,460
                                                                                                                    ---------------
MISSISSIPPI - 1.14%
    1,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
                MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES A
                (HOSPITAL REVENUE)                                                       5.00         08/15/2012          1,041,510
                                                                                                                    ---------------
MISSOURI - 1.36%
    1,250,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                        4.00         04/15/2026          1,245,600
                                                                                                                    ---------------
MONTANA - 1.18%
      135,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                         5.00         06/01/2011            136,968
      310,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                         5.00         06/01/2012            315,056
      150,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                         5.00         06/01/2012            151,554
      165,000   MONTANA STATE BOARD HOUSING SERIES A2 (SFMR)                             4.20         06/01/2013            165,036
      310,000   MONTANA STATE BOARD HOUSING SERIES A2 (SFMR)                             4.20         12/01/2013            309,718

                                                                                                                          1,078,332
                                                                                                                    ---------------
NEW JERSEY - 3.80%
      250,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)           5.63         06/15/2019            261,130
    1,235,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
                (OTHER REVENUE, AMBAC INSURED)                                           5.20         06/01/2013          1,245,670
      225,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL
                (TOLL ROAD REVENUE)                                                      6.20         01/01/2010            235,251
      125,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)         5.00         06/01/2013            133,600
    1,500,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)         5.75         06/01/2032          1,604,775

                                                                                                                          3,480,426
                                                                                                                    ---------------
NEW YORK - 1.03%
      400,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A (COLLEGE & UNIVERSITY REVENUE)                      5.00         12/01/2016            406,104

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
NEW YORK (continued)
$     520,000   NIAGARA NY FRONTIER TRANSIT AUTHORITY - BUFFALO NIAGARA
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)           5.75%        04/01/2011    $       542,048

                                                                                                                            948,152
                                                                                                                    ---------------
NORTH CAROLINA - 1.44%
    1,250,000   PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                      5.38         12/01/2010          1,317,188
                                                                                                                    ---------------
NORTH DAKOTA - 0.76%
      695,000   WILLIAMS COUNTY ND (SALES TAX REVENUE, RADIAN INSURED)                   4.25         11/01/2012            697,036
                                                                                                                    ---------------
OHIO - 1.44%
    1,000,000   FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT (IDR)               5.13         10/01/2008          1,019,470
      300,000   FRANKLIN COUNTY OH CITIZENS UTILITY COMPANY PROJECT (IDR)SS.+/-          4.75         08/01/2015            299,931

                                                                                                                          1,319,401
                                                                                                                    ---------------
OKLAHOMA - 2.02%
      700,000   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                (EDUCATIONAL FACILITIES REVENUE)                                         6.25         08/15/2014            764,057
      450,000   JAY OK INDIVIDUAL AUTHORITY EDUCATIONAL FACILITIES JAY PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          4.75         09/01/2012            460,184
      220,000   MORRISON OK EDUCATIONAL FACILITIES AUTHORITIES MORRISON PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          4.75         09/01/2012            225,729
      210,000   POTTAWATOMIE COUNTY OK FACILITIES TECUMSEH PUBLIC SCHOOLS
                PROJECT (EDUCATIONAL FACILITIES REVENUE)                                 4.75         09/01/2012            214,752
      180,000   POTTAWATOMIE COUNTY OK FACILITIES TECUMSEH PUBLIC SCHOOLS
                PROJECT (LEASE REVENUE)                                                  4.75         09/01/2011            183,681

                                                                                                                          1,848,403
                                                                                                                    ---------------
OREGON - 0.96%
      365,000   GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA
                (TAX INCREMENTAL REVENUE)                                                5.00         08/01/2008            367,515
      500,000   WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
                SERIES B (ELECTRIC REVENUE)                                              5.00         01/01/2012            509,700

                                                                                                                            877,215
                                                                                                                    ---------------
PENNSYLVANIA - 4.14%
    1,000,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL
                AIRPORT (AIRPORT REVENUE, FGIC INSURED)                                  6.00         01/01/2013          1,061,080
    1,000,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
                PREREFUNDED (NURSING HOME REVENUE)SS.                                    7.25         01/01/2035          1,181,900
      500,000   PENNSYLVANIA HOUSING FINANCE AGENCY MULTI-FAMILY DEVELOPMENT
                SERIES L (MFHR, GO OF AUTHORITY)                                         4.20         07/01/2009            500,750
    1,000,000   PHILADELPHIA PA GAS WORKS 1998 GENERAL ORDINANCE SERIES 4
                (UTILITIES REVENUE, FIRST SECURITY BANK LOC)                             5.00         08/01/2011          1,049,140

                                                                                                                          3,792,870
                                                                                                                    ---------------
PUERTO RICO - 1.65%
      425,000   CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                         5.75         07/01/2010            439,803
    1,020,000   PUERTO RICO COMMONWEALTH HIGHWAY AND TRANSPORTATION AUTHORITY
                SERIES CC (TOLL ROAD REVENUE)                                            5.00         07/01/2012          1,074,754

                                                                                                                          1,514,557
                                                                                                                    ---------------
RHODE ISLAND - 1.16%
      335,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
                REVENUE)                                                                 4.50         09/01/2007            336,173
      350,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
                REVENUE)                                                                 4.50         09/01/2008            354,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
RHODE ISLAND (continued)
$     365,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
                REVENUE)                                                                 4.50%        09/01/2009    $       372,223

                                                                                                                          1,062,610
                                                                                                                    ---------------
SOUTH CAROLINA - 3.56%
    1,000,000   BERKELEY COUNTY SC SCHOOL DISTRICT COP BERKELEY SCHOOL
                FACILITIES GROUP INCORPORATED (LEASE REVENUE, MBIA INSURED)              5.15         02/01/2008          1,009,880
      600,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                                7.98         01/01/2028            118,398
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)SS.+/-                                          4.40         08/01/2039          1,000,000
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.           7.13         12/15/2015          1,132,810

                                                                                                                          3,261,088
                                                                                                                    ---------------
SOUTH DAKOTA - 3.36%
      640,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE, FIRST
                SECURITY BANK LOC)                                                       6.00         01/01/2009            655,533
      830,000   LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                      5.15         05/01/2014            828,257
      685,000   RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY
                CERTIFICATIONS (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)           5.00         01/01/2009            695,775
      395,000   SOUTH DAKOTA STATE HEFA (HCFR, ACA INSURED)                              5.20         04/01/2008            397,793
      500,000   SOUTH DAKOTA STATE HEFAR (HFFA REVENUE, AMBAC INSURED)SS.+/-             4.00         07/01/2031            499,975

                                                                                                                          3,077,333
                                                                                                                    ---------------
TENNESSEE - 0.31%
      200,000   METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C
                (AIRPORT REVENUE, FGIC INSURED)                                          5.38         07/01/2013            206,996
       75,000   TENNESSEE STATE SERIES A (OTHER REVENUE)                                 5.00         05/01/2007             75,083

                                                                                                                            282,079
                                                                                                                    ---------------
TEXAS - 11.11%
    1,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                  5.00         08/15/2034          1,047,310
      150,000   DENISON HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING REVENUE,
                HUD INSURED)                                                             5.00         10/01/2009            152,087
      265,000   DUNCANVILLE TX HOSPITAL AUTHORITY METHODIST HOSPITALS DALLAS
                PROJECT (HOSPITAL REVENUE, GO OF HOSPITAL)                               9.00         01/01/2010            287,819
    1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                TEXAS CHILDRENS HOSPITAL PROJECT SERIES A (HOSPITAL REVENUE)             5.25         10/01/2019          1,037,260
    1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                TEXAS MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)                                                       5.20         05/15/2020          1,035,220
      420,000   HOUSTON TX (AIRPORT REVENUE)                                             6.25         07/01/2012            448,447
      995,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA
                INSURED)+/-                                                              6.75         06/01/2033          1,036,153
      220,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                HEALTH SYSTEMS OF EAST TEXAS (HFFA REVENUE)                              5.00         02/15/2008            222,317
      245,000   LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE)                   5.00         08/15/2007            246,149
      500,000   MONTGOMERY COUNTY TX UNLIMITED TAX ADJUSTMENT RATE SERIES B
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                    5.00         03/01/2028            509,015
    3,000,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, MBIA
                INSURED)                                                                 6.00         09/01/2010          3,180,630
      490,000   TEXAS STATE AFFORDABLE HOUSING CORPORATION (STATE AGENCY
                HOUSING REVENUE, GNMA INSURED)                                           5.50         09/01/2038            520,424
      450,000   WILLACY COUNTY TX LOC (STATE & LOCAL GOVERNMENTS)                        6.00         03/01/2009            455,900

                                                                                                                         10,178,731
                                                                                                                    ---------------
VIRGINIA - 1.53%
    1,000,000   LOUISA VA IDA VA ELECTRIC & POWER COMPANY PROJECT SERIES A
                (IDR)SS.+/-                                                              4.25         04/01/2022          1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
VIRGINIA (continued)

$     395,000   VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES
                (COLLEGE & UNIVERSITY REVENUE)                                           4.50%        06/01/2012    $       404,346

                                                                                                                          1,404,346
                                                                                                                    ---------------

WASHINGTON - 7.46%
      705,000   KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX
                REVENUE)                                                                 6.38         12/01/2008            724,423
      950,000   PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                             5.13         09/01/2009            958,341
      500,000   PORT KALAMA WA SERIES B (AIRPORT REVENUE)                                5.25         12/01/2015            534,340
      260,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)         4.25         12/01/2011            266,295
      200,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)         4.25         12/01/2012            205,674
      185,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)         4.25         12/01/2013            190,626
      555,000   TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                (ELECTRIC REVENUE)                                                       4.20         07/01/2008            558,879
      995,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED                                                             6.50         06/01/2026          1,089,266
    1,000,000   VANCOUVER WA BOARD ANTICIPATION NOTES VILLAGE PARK APARTMENTS
                (HOUSING REVENUE)                                                        4.20         03/01/2008            998,110
      300,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #1
                SERIES B (ELECTRIC REVENUE)                                              7.25         07/01/2009            312,297
      950,000   WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)                            6.25         02/01/2011          1,000,303

                                                                                                                          6,838,554
                                                                                                                    ---------------

WEST VIRGINIA - 2.07%
      630,000   BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                          4.50         10/01/2013            628,242
      545,000   BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                          4.55         10/01/2014            543,801
      200,000   KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                        7.38         09/01/2011            229,178
      475,000   WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN
                PROGRAM (SEWER REVENUE)                                                  7.10         11/01/2009            497,336

                                                                                                                          1,898,557
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $89,820,286)                                                                         89,937,932
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.48%

COMMERCIAL PAPER - 0.44%
      400,000   GOVERNMANT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         05/03/2007            400,000
                                                                                                                    ---------------

SHARES
MUTUAL FUNDS - 1.04%
      955,868   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                                            955,868
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,355,868)                                                                            1,355,868
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $91,176,154)*                                      99.65%                                                     $    91,293,800

OTHER ASSETS AND LIABILITIES, NET                         0.35                                                              317,864
                                                       -------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $    91,611,664
                                                       -------                                                      ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

oo    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $955,868.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 100.59%

ALABAMA - 1.39%
$     800,000   ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES
                A (WATER REVENUE, AMBAC INSURED)                                         4.85%        08/15/2022    $       808,208
    1,815,000   ALABAMA STATE BOARD OF EDUCATION JOHN C. CALHOUN COMMUNITY
                COLLEGE SERIES A (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)            5.25         05/01/2023          1,945,535
    1,000,000   ALABAMA STATE PORT AUTHORITY DOCKS SERIES A (AIRPORT REVENUE,
                MBIA INSURED)                                                            5.00         10/01/2016          1,068,780

                                                                                                                          3,822,523
                                                                                                                    ---------------
ALASKA - 0.39%
    1,000,000   ANCHORAGE AK ELECTRIC SENIOR LIEN SERIES A (ELECTRIC REVENUE,
                MBIA INSURED)                                                            5.00         12/01/2021          1,063,550
                                                                                                                    ---------------
ARIZONA - 6.01%
      500,000   CHANDLER AZ (FUEL SALES TAX REVENUE)                                     6.00         07/01/2011            545,865
      630,000   GLENDALE AZ IDA MIDWESTERN SERIES A PREREFUNDED (COLLEGE &
                UNIVERSITY REVENUE, CONNIE LEE INSURANCE COMPANY INSURED)SS.             6.00         05/15/2026            638,669
    1,860,000   MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL
                REVENUE)                                                                 5.00         07/01/2016          1,895,749
      750,000   MARICOPA COUNTY AZ IDA WISPERING PALMS APARTMENTS SERIES A
                (HOUSING REVENUE, MBIA INSURED)                                          5.85         07/01/2019            761,805
    1,175,000   MARICOPA COUNTY AZ SCHOOL DISTRICT #1 PHOENIX ELEMENTARY
                SCHOOL IMPROVEMENT PROJECT OF 2006 SERIES A (PROPERTY TAX
                REVENUE, FGIC INSURED)                                                   4.00         07/01/2020          1,152,417
      750,000   MARICOPA COUNTY AZ USD #48 SCOTTSDALE (PROPERTY TAX REVENUE)             5.00         07/01/2023            828,525
      215,000   NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE
                REVENUE, ACA INSURED)                                                    5.63         07/01/2010            225,475
    1,875,000   NORTHERN ARIZONA UNIVERSITY REVENUE (COLLEGE AND UNIVERSITY
                REVENUE, FGIC INSURED)                                                   5.00         06/01/2026          2,010,844
    2,000,000   PHOENIX & PIMA COUNTY AZ IDA SERIES 2007-1 (SFHR, GNMA
                INSURED)                                                                 5.25         08/01/2038          2,092,180
      250,000   PHOENIX AZ IDA CAPITAL MALL LLC PROJECT PREREFUNDED (LEASE
                REVENUE, AMBAC INSURED)SS.                                               5.38         09/15/2022            263,888
       35,000   PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA
                INSURED)                                                                 5.30         04/01/2020             35,237
      400,000   PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                (EDUCATIONAL FACILITIES REVENUE)                                         5.60         12/01/2016            398,432
      810,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                & SEWER REVENUE)                                                         5.75         12/01/2032            812,171
    1,500,000   PINAL COUNTY AZ USD #43 (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                                5.00         07/01/2025          1,666,050
      300,000   SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE)                 5.25         07/01/2017            316,794
      225,000   TUCSON AZ (WATER & SEWER REVENUE, MBIA INSURED)                          4.25         07/01/2019            226,960
      500,000   TUCSON AZ SERIES 1994C (FUEL SALES TAX REVENUE, FGIC INSURED)            7.00         07/01/2012            577,300
      275,000   UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE & UNIVERSITY
                REVENUE)                                                                 6.00         06/01/2010            294,247
      505,000   YAVAPAI COUNTY AZ IDA                                                    5.45         06/01/2033            508,404
    1,340,000   YAVAPAI COUNTY AZ USD #22 HUMBOLDT SCHOOL IMPROVEMENT PROJECT
                2006 SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)                   4.00         07/01/2020          1,314,245

                                                                                                                         16,565,257
                                                                                                                    ---------------
ARKANSAS - 0.74%
    2,000,000   CABOT AR SALES & USE TAX                                                 4.60         12/01/2025          2,037,420
                                                                                                                    ---------------

CALIFORNIA - 13.48%
    2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT
                LOAN PROGRAM SERIES D2 (COLLEGE & UNIVERSITY REVENUE,
                GUARANTEED STUDENT LOANS)                                                7.85         07/01/2025          2,618,250
      500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-           4.20         05/15/2029            500,000
      500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                (HCFR LOC)SS.+/-                                                         4.07         05/15/2029            500,000
    1,285,000   EL CENTRO CA FINANCING AUTHORITY SERIES A (WATER REVENUE,
                FIRST SECURITY BANK LOC)                                                 5.00         10/01/2026          1,363,835
    2,500,000   FONTANA CA REDEVELOPMENT AGENCY SIERRA CORRIDOR COMMERCIAL
                REDEVELOPMENT PROJECT (TAX ALLOCATION REVENUE, FGIC INSURED)             4.75         09/01/2036          2,555,625

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   1,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                SERIES 2003 A1 (EXCISE TAX REVENUE)                                      6.25%        06/01/2033    $     1,106,330
    6,900,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS SERIES
                A6 (WATER REVENUE)SS.+/-++                                               7.30         08/10/2018          8,918,112
      670,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                  5.75         12/01/2012            697,510
    1,765,000   POWAY CA REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE, MBIA
                INSURED)                                                                 5.00         06/15/2030          1,873,600
      890,000   RNR SCHOOL FINANCING AUTHORITY CALIFORNIA SPECIAL TAX
                COMMUNITY FACILITIES DISTRICT #92-1 SERIES A (SPECIAL TAX
                REVENUE, MBIA INSURED)                                                   5.00         09/01/2036            939,217
    3,000,000   ROHNERT PARK CA COMMUNITY DEVELOPMENT REDEVELOPMENT PROJECT
                SERIES R (TAX ALLOCATION REVENUE, FGIC INSURED)                          5.00         08/01/2037          3,168,450
      185,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                INCORPORATED PROJECT (AIRPORT REVENUE)                                   8.00         07/01/2013            209,520
    2,500,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX ALLOCATION
                REVENUE, MBIA INSURED)                                                   5.00         08/01/2028          2,639,300
    1,380,000   SANTA MONICA CALIFORNIA COMMUNITY COLLEGE DISTRICT ELECTION
                2002 SERIES A (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)^              4.73         08/01/2030            463,225
      900,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                                 4.50         03/01/2011            901,251
    1,455,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE
                REVENUE (AIRPORT REVENUE, XLCA INSURED)                                  5.00         12/01/2036          1,525,800
    4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
                (HEFAR, GUARANTEED STUDENT LOANS)                                        5.88         01/01/2018          5,032,312
    1,000,000   TURLOCK CA PFA (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK
                LOC)                                                                     5.00         09/01/2036          1,055,300
    1,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
                XLCA INSURED)                                                            5.00         09/01/2026          1,073,690

                                                                                                                         37,141,327
                                                                                                                    ---------------
COLORADO - 4.22%
      650,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++             6.13         12/15/2035            673,745
      200,000   COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT
                PREREFUNDED (LEASE REVENUE)SS.                                           7.00         11/01/2029            216,126
      500,000   COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT
                (EDUCATIONAL FACILITIES REVENUE)++                                       5.75         12/01/2037            512,380
       40,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)                                 7.15         11/01/2014             40,082
      850,000   COLORADO HFA SERIES A2 (SFHR, MBIA INSURED)                              6.50         08/01/2031            859,044
      470,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                                 7.10         04/01/2017            482,967
    1,220,000   COLORADO HFA SERIES B3 (HOUSING REVENUE, FIRST SECURITY BANK
                LOC)                                                                     6.70         08/01/2017          1,262,139
      695,000   COLORADO HFA SERIES D2 (SFHR)                                            6.90         04/01/2029            702,513
      800,000   COLORADO HFA WINRIDGE APARTMENTS (HOUSING REVENUE, FNMA
                INSURED)SS.+/-                                                           3.67         02/15/2028            800,000
      500,000   DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
                (HOUSING REVENUE, FHA INSURED)                                           5.75         10/01/2027            510,720
      820,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A
                (AIRPORT REVENUE)                                                        5.15         05/01/2017            837,023
    3,245,000   LITTLETON CO BUILDING CORPORATION COP (LEASE REVENUE)                    5.13         12/01/2018          3,449,078
      795,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)           6.50         12/01/2016            817,483
      420,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                REVENUE)                                                                 7.38         09/01/2010            465,616

                                                                                                                         11,628,916
                                                                                                                    ---------------
DISTRICT OF COLUMBIA - 0.99%
    3,850,000   DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL
                (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)^                      4.24         07/01/2015          2,724,299
                                                                                                                    ---------------
FLORIDA - 4.96%
    1,375,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                          4.80         11/01/2012          1,370,889
    1,950,000   BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-            4.14         12/01/2028          1,950,000
    1,400,000   BREVARD COUNTY FL SCHOOL BOARD CERTIFICATES OF PARTICIPATION
                SERIES C (LEASE REVENUE, AMBAC INSURED)                                  5.00         07/01/2016          1,511,790
    2,000,000   BROWARD COUNTY FL SCHOOL BOARD SERIES A (LEASE REVENUE, FGIC
                INSURED)                                                                 5.00         07/01/2017          2,170,240
    1,350,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                (OTHER REVENUE)                                                          5.13         05/01/2016          1,350,041

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$     500,000   FLORIDA GLEN OAKS APARTMENTS PROJECT (HOUSING REVENUE, FNMA
                INSURED)                                                                 5.90%        02/01/2030    $       511,580
      500,000   FLORIDA HOUSING FINANCING CORPORATION HOMEOWNER MORTGAGE
                SERIES 4 (HOUSING REVENUE, GNMA INSURED)                                 4.70         01/01/2015            511,050
    2,340,000   PALM BEACH COUNTY FL SERIES A (HOUSING REVENUE, GNMA INSURED)            4.85         04/01/2032          2,345,803
    1,950,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                      4.14         12/01/2028          1,950,000

                                                                                                                         13,671,393
                                                                                                                    ---------------
GEORGIA - 2.17%
    3,170,000   ATLANTA GA AIRPORT FACILITIES CAPITAL APPRECIATION BONDS
                (AIRPORT REVENUE LOC MBIA INSURED)^                                      5.25         01/01/2010          2,749,087
      925,000   ATLANTA GA AIRPORT PASSENGER FACILITIES SUB LIEN AMT SERIES
                K3 (AIRPORT REVENUE, XLCA INSURED)SS.+/-                                 3.70         01/01/2026            925,000
    1,000,000   ATLANTA GA SERIES A PREREFUNDED (AIRPORT REVENUE, FGIC
                INSURED)SS.                                                              5.75         01/01/2020          1,058,110
      500,000   FULTON COUNTY GA CONCORDE PLACE APARTMENTS PROJECT SERIES C
                PREREFUNDED (HOUSING REVENUE)SS.                                         6.90         07/01/2008            518,340
      700,000   GAINESVILLE GA RDA RIVERSIDE MILITARY ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)                                                      5.00         03/01/2015            727,804

                                                                                                                          5,978,341
                                                                                                                    ---------------
GUAM - 0.38%
    1,000,000   GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP
                GUAM PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL
                FACILITIES REVENUE, ACA INSURED)                                         4.50         10/01/2026            994,860
       60,000   GUAM HOUSING CORPORATION GUARANTEED MORTGAGE BACKED
                SECURITIES SERIES A (HOUSING REVENUE, FHLMC INSURED)                     5.75         09/01/2031             65,028

                                                                                                                          1,059,888
                                                                                                                    ---------------

HAWAII - 0.03%
       85,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES
                A (HOUSING REVENUE, FNMA INSURED)                                        5.75         07/01/2030             85,343
                                                                                                                    ---------------
IDAHO - 0.22%
       70,000   AMMON ID URBAN RENEWAL AGENCY TAX INCREMENTAL SERIES B
                PREREFUNDED (TAX INCREMENTAL REVENUE)SS.                                 6.00         08/01/2014             70,531
      185,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING
                REVENUE, FHA INSURED)                                                    6.15         01/01/2028            188,863
      145,000   IDAHO HOUSING AGENCY SERIES C2 (HOUSING REVENUE)                         6.35         07/01/2015            145,151
      150,000   IDAHO IHC HOSPITALS INCORPORATED (HCFR)                                  6.65         02/15/2021            190,307

                                                                                                                            594,852
                                                                                                                    ---------------
ILLINOIS - 10.35%
      500,000   CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA
                INSURED)                                                                 6.13         06/01/2039            519,180
    2,250,000   CHICAGO IL HOUSING AUTHORITY PREREFUNDED (HOUSING REVENUE)SS.            5.38         07/01/2019          2,421,608
      500,000   CHICAGO IL PAUL G STEWART PHASES I & II (HOUSING REVENUE, FHA
                INSURED)                                                                 4.20         09/20/2017            490,195
    1,000,000   CORTLAND IL SPECIAL SERVICE AREA #001 (SPECIAL TAX REVENUE,
                GUARANTEE AGREEMENT)                                                     4.70         03/01/2032            994,730
    1,000,000   EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B (COLLEGE &
                UNIVERSITY REVENUE)                                                      7.00         01/01/2019          1,001,050
      220,839   ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
                REHABILITATION SERIES A                                                  7.88         07/01/2020            193,574
    2,475,000   ILLINOIS FINANCE AUTHORITY COVERED BRIDGES APARTMENTS PROJECT
                M (MFHR, FNMA)SS.+/-                                                     4.88         06/01/2039          2,505,418
    2,000,000   ILLINOIS FINANCE AUTHORITY NEWMAN FOUNDATION (OTHER REVENUE,
                RADIAN INSURED)                                                          5.00         02/01/2037          2,065,800
    4,000,000   ILLINOIS OSF HEALTHCARE SYSTEM PREREFUNDED (HCFR)SS.                     6.25         11/15/2029          4,293,200
      500,000   JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL
                DISTRICT #165 PREREFUNDED (PROPERTY TAX REVENUE, AMBAC
                INSURED)SS.                                                              6.25         12/01/2015            531,965

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (continued)
$   1,000,000   MCHENRY COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT #157
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                          9.00%        12/01/2017    $     1,382,900
    1,500,000   NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL
                SPECIAL OBLIGATION SERIES A (WATER REVENUE)                              5.00         05/01/2014          1,614,720
    7,350,000   REGIONAL TRANSPORTATION AUTHORITY SERIES D (SALES TAX
                REVENUE, FGIC INSURED)                                                   7.75         06/01/2019          9,545,886
      940,000   ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HOUSING
                & URBAN DEVELOPMENT (HOUSING REVENUE, MBIA INSURED)                      6.75         01/01/2018            971,706

                                                                                                                         28,531,932
                                                                                                                    ---------------
INDIANA - 3.26%
    1,000,000   CARMEL IN RDA LEASING PERFORMING ARTS CENTER (OTHER REVENUE)             5.00         02/01/2029          1,047,210
    1,400,000   EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY (LEASE
                REVENUE, MBIA INSURED)                                                   5.00         08/01/2012          1,485,204
    2,000,000   FRANKLIN TOWNSHIP IN SCHOOL BUILDING CORPORATION MARION
                COUNTY FIRST MORTGAGE (LEASE REVENUE, MBIA INSURED)                      5.00         07/15/2026          2,106,640
    2,515,000   INDIANA ASCENSION HEALTH SERIES F PREREFUNDED (HCFR)SS.                  5.50         11/15/2018          2,753,950
    1,195,000   INDIANA STATE FINANCIAL AUTHORITY REVENUE (OTHER REVENUE)                5.00         02/01/2029          1,262,183
      290,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER
                REVENUE)                                                                 6.00         01/10/2020            335,904

                                                                                                                          8,991,091
                                                                                                                    ---------------
IOWA - 0.25%
      300,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                               5.00         06/01/2014            313,611
      360,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                               5.25         06/01/2016            383,476

                                                                                                                            697,087
                                                                                                                    ---------------
KANSAS - 1.06%
    1,450,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE SERIES A (SFHR, GNMA)            5.40         12/01/2037          1,537,885
      620,000   SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE,
                GNMA INSURED)                                                            6.70         06/01/2029            626,801
      750,000   WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE WEST
                PROJECT (OTHER REVENUE)                                                  4.88         10/01/2028            752,550

                                                                                                                          2,917,236
                                                                                                                    ---------------
LOUISIANA - 1.35%
    1,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                PROJECT SERIES A (HEFAR, CIFG INSURED)                                   5.00         07/01/2030          1,053,690
      500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY GRAMBLING UNIVERSITY
                PROJECT BLACK & GOLD FACILITIES PROJECT SERIES A (HEFAR, CIFG
                INSURED)                                                                 5.00         07/01/2014            535,730
    2,000,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                SERIES B (SPECIAL TAX REVENUE, AMBAC INSURED)                            5.00         06/01/2018          2,145,160

                                                                                                                          3,734,580
                                                                                                                    ---------------
MARYLAND - 0.19%
      500,000   MARYLAND STATE HEALTH & HEFAR WASHINGTON CHRISTIAN ACADEMY
                (PRIVATE SCHOOL REVENUE)                                                 5.50         07/01/2038            514,015
                                                                                                                    ---------------

MASSACHUSETTS - 1.31%
    2,500,000   MASSACHUSETTS COLLEGE BUILDING AUTHORITY SERIES (COLLEGE &
                UNIVERSITY REVENUE, COMMONWEALTH OF MASSACHUSETTS)                       7.50         05/01/2014          2,985,675
      200,000   MASSACHUSETTS HEFA MELROSE WAKEFIELD HOSPITAL SERIES B (HCFR,
                GO OF HOSPITAL)                                                          5.88         07/01/2018            204,992
       90,000   MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
                PREREFUNDED (WATER REVENUE)SS.                                           6.00         08/01/2023             95,579

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS (continued)
$     310,000   MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
                UNREFUNDED (WATER REVENUE)                                              6.00%         08/01/2023    $       327,927

                                                                                                                          3,614,173
                                                                                                                    ---------------
MICHIGAN - 4.16%
    1,040,000   ADRIAN MICHIGAN CITY SCHOOL DISTRICT REFERENCE (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                       4.00          05/01/2020          1,014,073
    1,180,000   CRESCENT ACADEMY MI COP (OTHER REVENUE)                                 5.75          12/01/2036          1,213,252
    1,750,000   DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY DEVELOPMENT AREA #1
                PROJECT SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)                4.75          07/01/2025          1,758,750
    3,000,000   DETROIT MI SERIES B1 (PROPERTY TAX REVENUE, AMBAC INSURED)              5.00          04/01/2015          3,213,810
    1,160,000   SPRING LAKE MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE
                (PROPERTY TAX REVENUE, MBIA INSURED)                                    5.00          05/01/2015          1,255,004
    2,760,000   WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                                8.00          05/01/2010          3,014,610

                                                                                                                         11,469,499
                                                                                                                    ---------------
MINNESOTA - 1.58%
      500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                (HOUSING REVENUE)                                                       7.25          01/01/2032            526,575
    1,000,000   MINNESOTA STATE 911 PUBLIC SAFETY RADIO COMMUNICATION SYSTEM
                (OTHER REVENUE, MBIA INSURED)                                           5.00          06/01/2016          1,089,860
    1,150,000   ST. FRANCIS MN INDEPENDENT SCHOOL DISTRICT #015 SCHOOL
                BUILDING SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                  5.00          02/01/2027          1,228,223
      400,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                (LEASE REVENUE)                                                         6.00          09/01/2036            413,340
    1,000,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY MN SERIES A (OTHER
                REVENUE, FIRST SECURITY BANK LOC)                                       5.00          01/01/2016          1,084,710

                                                                                                                          4,342,708
                                                                                                                    ---------------
MISSISSIPPI - 0.43%
    1,160,000   MISSISSIPPI DEVELOPMENT SPECIAL OBLIGATION ADAMS COUNTY
                PROMISSORY NOTES PROJECT (IDR)                                          5.00          07/01/2014          1,197,294
                                                                                                                    ---------------
MISSOURI - 0.75%
    1,000,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                       4.00          04/15/2026            996,480
      300,000   COTTLEVILLE MO COP (LEASE REVENUE)                                      5.00          08/01/2020            306,444
      250,000   COTTLEVILLE MO COP (LEASE REVENUE)                                      5.10          08/01/2023            255,288
      500,000   OZARK MO CERTIFICATES PARTICIPATION COMMUNITY CENTER PROJECT
                (LEASE REVENUE)                                                         4.80          09/01/2023            496,615

                                                                                                                          2,054,827
                                                                                                                    ---------------
MONTANA - 0.50%
      325,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY REF GLACIER PARK
                INTERNATIONAL AIRPORT A (AIRPORT REVENUE)                               5.00          06/01/2013            330,496
      535,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY REF GLACIER PARK
                INTERNATIONAL AIRPORT A (AIRPORT REVENUE)                               5.00          06/01/2015            542,955
      500,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY REF GLACIER PARK
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                        5.00          06/01/2020            501,550

                                                                                                                          1,375,001
                                                                                                                    ---------------
NEW HAMPSHIRE - 0.19%
      500,000   NEW HAMPSHIRE THE MEMORIAL HOSPITAL (HCFR)                              5.25          06/01/2026            520,260
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
NEW JERSEY - 1.80%
$   1,360,000   HIGHER EDUCATION STUDENT ASSISTANCE AUTHORITY NEW JERSEY
                SERIES A (HEFAR, MBIA INSURED)                                          6.10%         06/01/2016    $     1,400,610
    1,250,000   MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX REVENUE)        6.13          01/01/2025          1,292,988
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CEDAR CREST VILLAGE
                INCORPORATED FACILITIES SERIES A PREREFUNDED (HCFR)SS.                  7.25          11/15/2021          1,151,110
    1,105,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                A (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                         5.15          06/01/2012          1,114,094

                                                                                                                          4,958,802
                                                                                                                    ---------------
NEW MEXICO - 2.94%
    4,540,000   BERNALILLO COUNTY NM (OTHER REVENUE)                                    5.20          04/01/2021          5,017,154
    1,475,000   BERNALILLO COUNTY NM (OTHER REVENUE)                                    5.25          04/01/2027          1,674,848
    1,400,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                (HOUSING REVENUE, GNMA INSURED)                                         4.40          01/01/2027          1,401,344

                                                                                                                          8,093,346
                                                                                                                    ---------------
NEW YORK - 3.38%
    3,300,000   LONG ISLAND POWER AUTHORITY NY SERIES D (ELECTRIC REVENUE,
                MBIA INSURED)                                                           5.00          09/01/2014          3,556,047
      820,000   NEW YORK CITY NY IDAG VAUGHN COLLEGE AERONAUTICS SERIES B
                (COLLEGE & UNIVERSITY REVENUE)                                          5.25          12/01/2036            834,252
    1,850,000   NEW YORK NY SERIES P (PROPERTY TAX REVENUE, MBIA INSURED)               5.00          08/01/2015          2,005,604
    2,700,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C                  5.50          06/01/2019          2,931,606

                                                                                                                          9,327,509
                                                                                                                    ---------------
NORTH CAROLINA - 1.15%
    3,000,000   NORTH CAROLINA INFRASTRUCTURE FINANCIAL CORPORATION COP
                CAPITAL IMPROVEMENTS SERIES A (LEASE REVENUE)                           5.00          02/01/2025          3,158,670
                                                                                                                    ---------------
NORTH DAKOTA - 0.03%
       50,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                (HOUSING REVENUE)                                                       5.95          07/01/2017             50,818
       30,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                (HOUSING REVENUE)                                                       6.10          07/01/2028             30,536

                                                                                                                             81,354
                                                                                                                    ---------------
OHIO - 0.70%
      290,000   GREENE COUNTY OH REFERENCE GOVERNMENTAL ENTERPRISE SERIES A
                (SEWER REVENUE, AMBAC INSURED)                                          5.00          12/01/2018            316,251
      345,000   GREENE COUNTY OH REFERENCE GOVERNMENTAL ENTERPRISE SERIES A
                (SEWER REVENUE, AMBAC INSURED)                                          5.00          12/01/2022            378,938
      420,000   GREENE COUNTY OH REFERENCE GOVERNMENTAL ENTERPRISE SERIES A
                (SEWER REVENUE, AMBAC INSURED)                                          5.00          12/01/2026            465,251
      250,000   JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                   6.00          12/01/2017            255,340
      500,000   OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A PREREFUNDED
                (PROPERTY TAX REVENUE)SS.                                               5.70          12/01/2025            511,580

                                                                                                                          1,927,360
                                                                                                                    ---------------
OKLAHOMA - 1.08%
    1,100,000   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                (EDUCATIONAL FACILITIES REVENUE)                                        6.25          08/15/2014          1,200,661
    1,655,000   OKLAHOMA INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
                (HCFR, AMBAC INSURED)                                                   6.00          08/15/2010          1,772,207

                                                                                                                          2,972,868
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
OREGON - 1.72%
$     800,000   CLACKAMAS COUNTY OR SCHOOL DISTRICT #12 NORTH CLACKAMAS
                SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^               4.13%         06/15/2019    $       701,648
    1,000,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES TERWILLIGER PLAZA
                PROJECT SERIES A (HOSPITAL REVENUE)                                     5.25          12/01/2036          1,023,460
    1,000,000   OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A
                PREREFUNDED (LEASE REVENUE, AMBAC INSURED)SS.                           6.25          05/01/2010          1,085,060
    1,435,000   OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II SERIES A
                (HCFR)                                                                  6.13          04/15/2029          1,046,660
      575,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
                (HOUSING REVENUE)                                                       6.20          07/01/2028            591,129
       94,000   PORTLAND OR SERIES A (OTHER REVENUE)                                    4.88          06/01/2018             95,194
      190,000   WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE
                PROJECT                                                                 5.63          08/01/2007            190,262

                                                                                                                          4,733,413
                                                                                                                    ---------------
PENNSYLVANIA - 1.51%
    1,000,000   CENTRAL DAUPHIN PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX
                REVENUE, MBIA INSURED)SS.                                               7.50          02/01/2030          1,267,680
    1,250,000   EASTON PA AREA SCHOOL DISTRICT SERIES 2006 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                       7.75          04/01/2025          1,608,025
    1,250,000   HARRISBURG PA AUTHORITY HARRISBURG UNIVERSITY OF SCIENCE
                SERIES A (COLLEGE & UNIVERSITY REVENUE)                                 5.40          09/01/2016          1,273,975

                                                                                                                          4,149,680
                                                                                                                    ---------------
PUERTO RICO - 1.05%
      260,000   CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                        5.75          07/01/2010            269,056
      300,000   CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                        6.00          07/01/2010            322,086
        5,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY                    10.25          07/01/2009              5,403
    2,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES N (TOLL ROAD REVENUE, ASSURED GUARANTY)                          5.25          07/01/2034          2,292,580

                                                                                                                          2,889,125
                                                                                                                    ---------------
SOUTH CAROLINA - 5.52%
    1,850,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
                APPRECIATION SERIES B^                                                  7.98          01/01/2038            167,000
    7,800,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
                APPRECIATION SERIES B (TOLL ROAD REVENUE)^                              7.98          01/01/2034            962,754
    2,000,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE
                BUILDING EQUITY SOONER (OTHER REVENUE)                                  5.50          12/01/2016          2,237,140
    1,035,000   GREENWOOD COUNTY SC HOSPITAL SELF REGULATING HEALTHCARE
                SERIES A (HFFA REVENUE, FIRST SECURITY BANK LOC)                        5.00          10/01/2015          1,100,754
    3,000,000   MEDICAL UNIVERSITY OF SOUTH CAROLINA HOSPITAL AUTHORITY
                INSURED MEETING SERIES A (HOSPITAL REVENUE, MBIA INSURED)               5.25          02/15/2020          3,215,550
    1,750,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR PICKENS SCHOOL
                DISTRICT SC PICKENS COUNTY PROJECT (LEASE REVENUE, FIRST
                SECURITY BANK LOC)                                                      5.00          12/01/2031          1,837,500
      750,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
                (LEASE REVENUE, GUARANTEE AGREEMENT)                                    5.00          12/01/2015            803,993
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                       6.88          08/01/2013          1,172,570
    3,500,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B
                (OTHER REVENUE)                                                         6.00          05/15/2022          3,721,725

                                                                                                                         15,218,986
                                                                                                                    ---------------
SOUTH DAKOTA - 0.52%
    1,440,000   LOWER BRULE SIOUX TRIBE SD SERIES B                                     5.60          05/01/2020          1,439,525
                                                                                                                    ---------------
TENNESSEE - 0.82%
      750,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                BOARD METHODIST PREREFUNDED (HCFR)SS.                                   6.50          09/01/2021            852,638

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
TENNESSEE (continued)
$   1,250,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                BOARD METHODIST PREREFUNDED (HCFR)SS.                                   6.50%         09/01/2021    $     1,421,063

                                                                                                                          2,273,701
                                                                                                                    ---------------
TEXAS - 10.30%
      275,000   ARANSAS COUNTY TX (PROPERTY TAX REVENUE, AMBAC INSURED)                 4.00          02/15/2015            272,698
      300,000   ARANSAS COUNTY TX (PROPERTY TAX REVENUE, AMBAC INSURED)                 4.25          02/15/2017            299,988
      325,000   ARANSAS COUNTY TX (PROPERTY TAX REVENUE, AMBAC INSURED)                 4.50          02/15/2019            327,564
    3,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                 5.00          08/15/2034          3,141,930
    2,385,000   BEXAR COUNTY TX REVENUE PROJECT                                         5.75          08/15/2022          2,502,366
    1,030,000   BRYAN TX WATERWORKS (SEWER REVENUE, FGIC INSURED)                       4.25          07/01/2026            994,434
      325,000   CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                PERMANENT SCHOOL FUND GUARANTEED)                                       6.75          08/15/2020            411,047
    1,175,000   DENTON TX UTILITY SYSTEMS REVENUE (WATER & WASTEWATER
                AUTHORITY REVENUE, MBIA INSURED)                                        4.25          12/01/2028          1,126,684
       35,000   GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING
                REVENUE)                                                                8.50          09/01/2011             35,613
    1,400,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)           5.50          10/01/2019          1,490,804
    4,000,000   HARRIS COUNTY TX HOUSING FINANCE CORPORATION THE GARDENS AT
                TOMBALL (HOUSING REVENUE, FNMA)SS.+/-                                   4.90          11/01/2039          4,008,600
      735,000   HOUSTON TX COMMUNITY COLLEGE SYSTEM REFERENDUM JUNIOR LIEN
                STUDENT FEE (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                4.50          04/15/2028            731,031
    2,085,000   LONGVIEW TX WATER & SEWER (WATER & SEWER REVENUE, MBIA
                INSURED)                                                                5.25          03/01/2022          2,248,610
      315,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                HEALTH SYSTEMS OF EAST TEXAS (HFFA REVENUE)                             5.00          02/15/2008            318,317
    1,170,000   MIDLOTHIAN TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                              5.00          02/15/2025          1,232,150
    1,655,000   MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT (GO -
                STATES, TERRITORIES, FIRST SECURITY BANK LOC)                           5.00          03/01/2016          1,777,602
      750,000   NORTH EAST INDEPENDENT SCHOOL DISTRICT TEXAS (PROPERTY TAX
                REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                              4.50          02/01/2016            781,508
    1,100,000   SCHERTZ SEGUIN LOCAL GOVERNMENT CORPORATION (OTHER REVENUE,
                AMBAC INSURED)                                                          4.50          02/01/2030          1,090,639
      160,000   TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
                REGIONAL MEDICAL CENTER SERIES B (HCFR, MBIA INSURED)                   6.00          10/01/2017            185,066
    2,365,000   TEXAS HOUSING AUTHORITY STUDENT SERIES B (COLLEGE &
                UNIVERSITY REVENUE)^^                                                   6.75          01/01/2033            638,739
      940,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                INSURED)                                                                4.60          02/15/2018            949,231
      485,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                INSURED)                                                                4.65          02/15/2019            489,865
    3,250,000   TEXAS VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A
                (HOUSING REVENUE)                                                       5.65          12/01/2017          3,324,718

                                                                                                                         28,379,204
                                                                                                                    ---------------
UTAH - 2.08%
      500,000   PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS
                (HOUSING REVENUE, GNMA INSURED)                                         5.80          07/20/2022            511,740
    2,500,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                SERIES B (LEASE REVENUE)                                                5.25          05/15/2024          2,643,625
      250,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)                       5.50          05/15/2019            280,343
    1,200,000   UTAH WATER LOAN FINANCING PROGRAM SERIES B (WATER REVENUE,
                AMBAC INSURED)                                                          5.00          10/01/2026          1,267,176
      120,000   WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY PREREFUNDED
                (LEASE REVENUE, MBIA INSURED)SS.                                        5.75          12/15/2019            122,922
      880,000   WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY UNREFUNDED
                (LEASE REVENUE, MBIA INSURED)                                           5.75          12/15/2019            900,390

                                                                                                                          5,726,196
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
VIRGINIA - 0.36%
$   1,000,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A
                SUBSERIES A1 (HOUSING REVENUE, GO OF AUTHORITY)                         4.75%         01/01/2024    $     1,005,090
                                                                                                                    ---------------
WASHINGTON - 1.78%
      500,000   CLARK COUNTY WA SCHOOL DISTRICT #98 PREREFUNDED (PROPERTY TAX
                REVENUE, MBIA INSURED)SS.                                               6.15          12/01/2015            542,535
      500,000   SEATTLE WA SERIES B PREREFUNDED (WATER REVENUE, FGIC INSURED)SS.        6.00          07/01/2029            529,990
      590,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED                                                            5.50          06/01/2012            625,524
    2,920,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED                                                            6.50          06/01/2026          3,196,641

                                                                                                                          4,894,690
                                                                                                                    ---------------
WEST VIRGINIA - 0.37%
      500,000   BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM
                (SEWER REVENUE)                                                         5.00          10/01/2022            501,925
      500,000   WEST VIRGINIA WATER DEVELOPMENT AUTHORITY INFRASTRUCTURE JOBS
                PROGRAM SERIES A (WATER REVENUE, FIRST SECURITY BANK LOC)               4.75          10/01/2037            510,745

                                                                                                                          1,012,670
                                                                                                                    ---------------
WISCONSIN - 2.01%
    3,235,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                BACKED                                                                  6.00          06/01/2017          3,470,075
    2,035,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D
                (HOUSING REVENUE, GO OF AUTHORITY)                                      5.05          11/01/2035          2,065,260

                                                                                                                          5,535,335
                                                                                                                    ---------------
WYOMING - 1.11%
    3,000,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                CHASE BANK LOC)                                                         4.65          12/01/2016          3,061,650
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $270,188,640)                                                                       277,171,986
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 3.74%

COMMERCIAL PAPER - 0.36%
    1,000,000   GOVERNMANT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                 4.05          05/03/2007          1,000,000
                                                                                                                    ---------------

SHARES
MUTUAL FUNDS - 3.38%
    9,299,522   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                                          9,299,522
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,299,522)                                                                          10,299,522
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $280,488,162)*                                     104.33%                                                    $   287,471,508

OTHER ASSETS AND LIABILITIES, NET                         (4.33)                                                        (11,927,793)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   275,543,715
                                                         ------                                                     ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,299,522.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 97.97%

NEBRASKA - 96.81%
$     250,000   BUFFALO COUNTY NE SCHOOL DISTRICT #002 GIBBON SCHOOL BUILDING
                (PROPERTY TAX REVENUE, AMBAC INSURED)                                    4.25%        12/15/2026    $       250,730
      500,000   CASS COUNTY NE SANITARY & IMPROVEMENT DISTRICT #5 (PROPERTY
                TAX REVENUE)                                                             5.00         11/15/2027            506,000
      250,000   CORNHUSKER PUBLIC POWER DISTRICT NE (ELECTRIC REVENUE)                   4.50         01/01/2027            250,700
      420,000   DAVID CITY NE HENNIGSEN FOODS INCORPORATED PROJECT (IDR, BANK
                OF TOKYO MITSUBISHI)                                                     5.40         09/15/2010            423,263
    1,000,000   DOUGLAS COUNTY NE OMAHAS HENRY DOORLY ZOO PROJECT PREREFUNDED
                (RECREATIONAL FACILITIES REVENUE)SS.                                     5.88         09/01/2014          1,050,810
      200,000   DOUGLAS COUNTY NE SANITARY & IMPROVEMENT DISTRICT #382 BAY
                WOOD (PROPERTY TAX REVENUE)                                              4.90         11/15/2027            201,544
    1,500,000   DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX
                REVENUE)                                                                 5.00         12/15/2018          1,569,900
      400,000   DOUGLAS COUNTY NE SCHOOL DISTRICT #17 MILLARD SERVICE A
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                          4.50         06/15/2025            402,064
      250,000   ECLIPSE FUNDING TRUST (WATER REVENUE, MBIA INSURED)SS.+/-                3.69         06/01/2032            250,000
    1,000,000   GRAND ISLAND NE (ELECTRIC REVENUE, MBIA INSURED)                         5.13         08/15/2016          1,054,200
    1,500,000   HALL COUNTY NE SCHOOL DISTRICT #2 GRAND ISLAND PUBLIC SCHOOLS
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                          5.00         12/15/2023          1,602,465
      425,000   LA VISTA NE OFF STREET PARKING (PROPERTY TAX REVENUE)                    4.40         04/15/2017            426,662
      500,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL
                CENTER PROJECT (HOSPITAL REVENUE)                                        5.00         06/01/2021            525,875
    2,520,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL
                CENTER PROJECT SERIES A PREREFUNDED (HCFR, AMBAC INSURED)SS.             5.50         06/01/2020          2,695,644
      255,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEMORIAL
                HOSPITAL PROJECT (HOSPITAL REVENUE, MBIA INSURED)SS.+/-                  3.66         06/01/2012            255,000
    1,750,000   LANCASTER COUNTY NE SCHOOL DISTRICT #1 LINCOLN PUBLIC SCHOOLS
                (PROPERTY TAX REVENUE)                                                   5.25         01/15/2022          1,865,325
    1,500,000   LINCOLN NE (ELECTRIC REVENUE)                                            5.00         09/01/2018          1,569,450
    1,100,000   LINCOLN NE (WATER REVENUE)                                               5.00         08/15/2017          1,160,302
    1,250,000   LINCOLN NE SERIES A (PARKING FACILITIES REVENUE)                         5.38         08/15/2014          1,294,538
    1,000,000   LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER
                REVENUE)                                                                 5.00         09/15/2016          1,058,640
    1,000,000   MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH
                SERVICES PROJECT (HCFR, RADIAN INSURED)                                  5.50         07/01/2021          1,058,060
      750,000   MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS
                SERIES A (POWER REVENUE, FIRST SECURITY BANK LOC)                        5.25         04/01/2019            806,213
      575,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY (COLLEGE & UNIVERSITY
                REVENUE, RADIAN INSURED)                                                 5.00         04/01/2016            597,799
    1,250,000   NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV
                PROJECT (LEASE REVENUE)                                                  6.00         02/01/2010          1,306,888
    1,000,000   NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDRENS HEALTHCARE
                SERVICES (HCFR, AMBAC INSURED)                                           5.00         08/15/2011          1,030,680
      990,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES A (SFHR)                    4.70         09/01/2021          1,000,405
      175,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (HOUSING
                REVENUE, GNMA INSURED)                                                   5.65         03/01/2028            177,728
       75,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE)           6.30         09/01/2020             75,695
      500,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (SFHR)                    5.50         03/01/2036            526,760
      350,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING
                REVENUE, GNMA INSURED)                                                   5.90         09/01/2024            361,858
      715,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING
                REVENUE, GNMA INSURED)                                                   5.95         09/01/2031            736,843
      500,000   NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE, FGIC
                INSURED)                                                                 5.00         01/01/2031            528,640
    1,000,000   NEBRASKA PUBLIC POWER DISTRICT SERIES C (ELECTRIC PLANT
                REVENUE, FGIC INSURED)                                                   5.00         01/01/2020          1,071,650
      350,000   O'NEILL NE ST. ANTHONY'S PROJECT                                         6.25         09/01/2012            366,758
    1,000,000   OMAHA NE (TAX REVENUE)                                                   5.00         10/15/2022          1,065,850
    2,000,000   OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
                SECURITY BANK LOC)                                                       5.50         01/01/2014          2,115,600
    1,000,000   OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT (SPECIAL
                TAX REVENUE)                                                             6.00         11/01/2014          1,056,530
      865,000   OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX
                REVENUE)                                                                 5.50         02/01/2017            936,172
      415,000   OMAHA NE SERIES A (PROPERTY TAX REVENUE)                                 6.50         12/01/2014            490,791
      150,000   OMAHA NE SERIES A (PROPERTY TAX REVENUE)                                 6.50         12/01/2016            182,237

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
NEBRASKA (continued)
$     250,000   OMAHA PUBLIC POWER DISTRIBUTION NEBRASKA CITY 2 SERIES A
                (ELECTRIC REVENUE, AMBAC INSURED)                                        4.35%        02/01/2036    $       243,568
      250,000   PAPILLION LA VISTA NE SCHOOL DISTRICT #027 SARPY COUNTY
                (PROPERTY TAX REVENUE)                                                   4.00         12/01/2020            249,468
      500,000   PUBLIC POWER GENERATION AGENCY WHELAN ENERGY CENTER UNIT 2-A
                (ELECTRIC REVENUE, AMBAC INSURED)                                        5.00         01/01/2019            539,180
      250,000   SAUNDERS COUNTY NE SERIES B (GO - STATES, TERRITORIES, MBIA
                INSURED)                                                                 4.50         12/15/2026            251,570
    1,000,000   UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED
                MAINTENANCE PROJECT (COLLEGE & UNIVERSITY REVENUE)                       5.25         07/15/2011          1,019,060

                                                                                                                         36,209,115
                                                                                                                    ---------------
NEVADA - 0.04%
       15,000   NEVADA HOUSING DIVISION SERIES A1 (HOUSING REVENUE)                      5.60         10/01/2007             15,083
                                                                                                                    ---------------
PUERTO RICO - 1.12%
      250,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES N (TOLL ROAD REVENUE, ASSURED GUARANTY)                           5.25         07/01/2034            286,571
      120,000   PUERTO RICO COMMONWEALTH SERIES K (TRANSPORTATION REVENUE)               5.00         07/01/2040            130,100

                                                                                                                            416,671
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $35,469,888)                                                                         36,640,869
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 3.24%

COMMERCIAL PAPER - 1.34%
      250,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         04/25/2007            250,000
      250,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         05/03/2007            250,000

                                                                                                                            500,000
                                                                                                                    ---------------

SHARES
MUTUAL FUNDS - 1.90%
      712,644   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                                            712,644
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,212,644)                                                                            1,212,644
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $36,682,532)*                                                       101.21%                                   $    37,853,513

OTHER ASSETS AND LIABILITIES, NET                                          (1.21)                                          (450,911)
                                                                         -------                                    ---------------

TOTAL NET ASSETS                                                          100.00%                                   $    37,402,602
                                                                         -------                                    ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $712,644.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 97.20%

ALABAMA - 4.33%
$   2,610,000   ALABAMA PORT AUTHORITY DOCKS SERIES B (AIRPORT REVENUE, MBIA
                INSURED)                                                                 5.00%        10/01/2015    $     2,813,136
    1,250,000   CITY OF ALBERTVILLE AL (PROPERTY TAX REVENUE, AMBAC INSURED)             4.00         02/01/2017          1,250,750
    2,000,000   CLARKE & MOBILE COUNTIES AL (UTILITIES REVENUE, AMBAC INSURED)           5.25         01/01/2021          2,151,300
    1,835,000   JEFFERSON COUNTY AL SERIES A                                             5.25         01/01/2011          1,932,383
    1,000,000   LAUDERDALE COUNTY & FLORENCE AL COFFEE HEALTH GROUP SERIES A
                (HOSPITAL REVENUE, MBIA INSURED)                                         5.25         07/01/2019          1,036,410
    1,540,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH SERIES
                A2 PREREFUNDED (SPECIAL FACILITIES REVENUE, MBIA INSURED)SS.oo           3.92         11/15/2015          1,601,631
      200,000   WILSONVILLE AL INDUSTRIAL DEVELOPMENT BOARD SOUTHERN ELECTRIC
                GASTON PROJECT SERIES A (IDR, AMBAC INSURED)                             4.55         06/01/2019            206,644

                                                                                                                         10,992,254
                                                                                                                    ---------------
ALASKA - 0.18%
       55,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET BACKED                                          4.80         06/01/2011             57,272
      350,000   ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
                REVENUE LOC)                                                             6.00         07/01/2015            399,560

                                                                                                                            456,832
                                                                                                                    ---------------
ARIZONA - 2.41%
      200,000   ARIZONA GAME & FISH DEPARTMENT (OTHER REVENUE)                           4.50         07/01/2014            205,344
      200,000   ARIZONA GAME & FISH DEPARTMENT (OTHER REVENUE)                           4.50         07/01/2016            204,704
      250,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
                SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                               5.25         02/15/2013            263,800
    1,500,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDRENS HOSPITAL
                SERIES B (HOSPITAL REVENUE)SS.+/-                                        4.50         02/01/2042          1,506,000
    1,000,000   MARICOPA COUNTY AZ SCHOOL DISTRICT #1 PHOENIX ELEMENTARY SCHOOL
                IMPROVEMENT PROJECT OF 2006 SERIES A (PROPERTY TAX REVENUE,
                FGIC INSURED)                                                            4.00         07/01/2020            980,780
    1,500,000   TUCSON AZ (WATER & SEWER REVENUE, MBIA INSURED)                          4.25         07/01/2019          1,513,065
      375,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                              6.00         07/15/2013            400,414
      725,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)              4.85         07/15/2014            725,261
      315,000   YAVAPAI COUNTY AZ UNION SCHOOL DISTRICT #22 HUMBOLDT SCHOOL
                IMPROVEMENT PROJECT 2006 SERIES A (OTHER REVENUE, FIRST
                SECURITY BANK LOC)                                                       4.00         07/01/2017            315,775

                                                                                                                          6,115,143
                                                                                                                    ---------------
ARKANSAS - 0.60%
    1,000,000   CABOT AR SALES & USE TAX                                                 4.60         12/01/2025          1,018,710
      500,000   HEBER SPRINGS AR (SALES TAX REVENUE, CIFG INSURED)                       4.70         06/01/2030            511,495

                                                                                                                          1,530,205
                                                                                                                    ---------------
CALIFORNIA - 5.00%
      750,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-           4.20         05/15/2029            750,000
      500,000   CORONA CA REDEVELOPMENT AGENCY TAX ALLOCATION TEMESCAL CANYON
                PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE, GUARANTEE
                AGREEMENT)                                                               4.00         11/01/2016            501,650
      500,000   CORONA CA REDEVELOPMENT AGENCY TAX ALLOCATION TEMESCAL CANYON
                PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE, GUARANTEE
                AGREEMENT)                                                               4.13         11/01/2017            501,605
      500,000   CORONA CA REDEVELOPMENT AGENCY TAX ALLOCATION TEMESCAL CANYON
                PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE, GUARANTEE
                AGREEMENT)                                                               4.20         11/01/2018            500,070
    8,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                SERIES 2003 A1 (EXCISE TAX REVENUE)                                      6.25         06/01/2033          8,850,640
    1,385,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT ELECTION 2002 SERIES
                A (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)^                          4.27         08/01/2017            895,112
      250,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                                 5.50         03/01/2008            251,345
      325,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                                 4.50         03/01/2011            325,452
      100,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                               6.75         07/01/2013            115,852

                                                                                                                         12,691,726
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLORADO - 1.34%
$   1,000,000   ADAMS 12 FIVE STAR SCHOOLS COLORADO SERIES A (PROPERTY TAX
                REVENUE, MBIA INSURED)^                                                  4.18%        12/15/2016    $       669,040
      500,000   ADAMS 12 FIVE STAR SCHOOLS COLORADO SERIES A (PROPERTY TAX
                REVENUE, MBIA INSURED)^                                                  4.30         12/15/2017            317,175
    1,000,000   HYLAND HILLS METROPOLITAN PARK & RECREATION DISTRICT CO
                (RECREATIONAL FACILITIES REVENUE, ACA INSURED)                           5.00         12/15/2014          1,054,380
      370,000   NORTH RANGE METRO DISTRICT #1 CO (PROPERTY TAX REVENUE, ACA
                INSURED)                                                                 5.00         12/15/2014            388,626
      250,000   NORTH RANGE METRO DISTRICT #1 CO (PROPERTY TAX REVENUE, ACA
                INSURED)                                                                 5.00         12/15/2015            263,345
      245,000   NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)^                        2.88         06/15/2012            211,090
      550,000   NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)^                        4.04         06/15/2016            494,846

                                                                                                                          3,398,502
                                                                                                                    ---------------
FLORIDA - 7.62%
    1,675,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (LEASE
                REVENUE, AMBAC INSURED)                                                  5.00         08/01/2014          1,799,000
    1,250,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
                REVENUE)                                                                 4.80         11/01/2012          1,246,263
    1,850,000   BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-            4.14         12/01/2028          1,850,000
    1,000,000   BREVARD COUNTY FL SCHOOL BOARD CERTIFICATES OF PARTICIPATION
                SERIES C (LEASE REVENUE, AMBAC INSURED)                                  5.00         07/01/2016          1,079,850
    1,500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                SERVICES (HCFR, SUNTRUST BANK LOC)                                       5.50         08/15/2014          1,581,630
    2,000,000   BROWARD COUNTY FL SCHOOL BOARD SERIES A (LEASE REVENUE, FGIC
                INSURED)                                                                 5.00         07/01/2017          2,170,240
      500,000   BROWARD COUNTY FL WHEELABRATOR SERIES A                                  4.50         12/01/2011            507,425
      500,000   CAPITAL PROJECTS FINANCE AUTHORITY (COLLEGE & UNIVERSITY
                REVENUE LOC)                                                             5.50         10/01/2014            536,630
      900,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                (OTHER REVENUE)                                                          5.13         05/01/2016            900,027
    1,355,000   DADE COUNTY FL HEALTH FACILITIES AUTHORITY BAPTIST HOSPITAL OF
                MIAMI PROJECT SERIES A (HOSPITAL REVENUE, MBIA INSURED)                  5.75         05/01/2021          1,518,576
    1,650,000   GULF BREEZE FL (OTHER REVENUE, FGIC INSURED)                             5.00         12/01/2020          1,763,388
      920,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                REVENUE LOC)                                                             4.75         12/01/2015            953,718
      500,000   GULF BREEZE FL REVENUE (GO STATES, TERRITORIES LOC, FGIC
                INSURED)SS.+/-                                                           5.50         12/01/2015            527,315
      385,000   HIGHLANDS COUNTY FL HOSPITAL ADVENTIST HEALTH SYSTEM D
                PREREFUNDED (HCFR)SS.                                                    5.38         11/15/2035            419,966
    1,535,000   SANTA ROSA BAY BRIDGE AUTHORITY FL (TOLL ROAD REVENUE, ACA
                INSURED)^                                                                4.12         07/01/2012          1,239,006
    1,000,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
                MBIA INSURED)                                                            5.00         05/01/2011          1,046,920
      200,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                      4.14         12/01/2028            200,000

                                                                                                                         19,339,954
                                                                                                                    ---------------
GEORGIA - 0.64%
    1,000,000   GAINESVILLE GA RDA RIVERSIDE MILITARY ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)                                                      5.00         03/01/2013          1,032,510
       10,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE PREREFUNDED
                SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED)SS.                         6.50         01/01/2017             11,626
      490,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                (ELECTRIC REVENUE LOC, MBIA INSURED)                                     6.50         01/01/2017            569,865

                                                                                                                          1,614,001
                                                                                                                    ---------------
GUAM - 0.50%
    1,195,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                FACILITIES PROJECT SERIES A (EDUCATIONAL FACILITIES REVENUE)             5.00         10/01/2017          1,273,416
                                                                                                                    ---------------
IDAHO - 0.68%
    1,000,000   BONNEVILLE & BINGHAM COUNTYS ID JOINT SCHOOL DISTRICT #93
                (PROPERTY TAX REVENUE, FGIC INSURED)                                     5.00         09/15/2015          1,082,030

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
IDAHO (continued)
$     215,000   IDAHO BOND BANK AUTHORITY SERIES B (OTHER REVENUE, MBIA INSURED)         5.00%        09/15/2014    $       232,574
      385,000   IDAHO BOND BANK AUTHORITY SERIES B (OTHER REVENUE, MBIA INSURED)         5.00         09/15/2016            420,967

                                                                                                                          1,735,571
                                                                                                                    ---------------
ILLINOIS - 10.32%
      300,000   AURORA IL SERIES B                                                       4.90         12/30/2011            302,697
    4,000,000   CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDED (HOUSING
                REVENUE)SS.                                                              5.38         07/01/2016          4,305,080
    1,000,000   CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDED (HOUSING
                REVENUE)SS.                                                              5.00         07/01/2019          1,058,550
      550,000   CHICAGO IL HOUSING AUTHORITY PREREFUNDEDSS.                              5.38         07/01/2013            591,949
    1,175,000   CORTLAND ILLINIOS SPECIAL SERVICE AREA #001 (SPECIAL TAX
                REVENUE, ASSURED GUARANTY)                                               4.15         03/01/2017          1,173,003
      580,000   EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B (COLLEGE &
                UNIVERSITY REVENUE)                                                      7.00         01/01/2019            580,609
    1,675,000   HAMPSHIRE IL SPECIAL SERVICES AREA #9 (TAX REVENUE, RADIAN
                INSURED)                                                                 4.13         12/30/2016          1,663,627
      355,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                PROJECT SERIES A                                                         5.25         12/01/2012            366,736
    1,840,000   ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (PROPERTY TAX
                REVENUE, XLCA)                                                           5.00         11/15/2013          1,958,514
      380,000   ILLINOIS FINANCIAL AUTHORITY NEWMAN FOUNDATION IL FINANCICAL
                (OTHER REVENUE, RADIAN INSURED)                                          5.00         02/01/2020            398,331
    1,150,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
                (HOSPITAL REVENUE)                                                       5.50         10/01/2011          1,212,687
      500,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES G (HOUSING
                REVENUE, GO OF AUTHORITY)                                                4.30         01/01/2016            504,700
      825,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES G (HOUSING
                REVENUE, GO OF AUTHORITY)                                                4.55         07/01/2021            825,561
      765,000   ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)             10.00         01/01/2015            955,569
      500,000   ILLINOIS STATE FIRST SERIES (GO STATES, TERRITORIES, MBIA
                INSURED)                                                                 5.25         10/01/2018            534,925
    2,475,000   KANE MCHENRY COOK & DEKALB COUNTIES IL UNIT SCHOOL DISTRICT
                #300 (PROPERTY TAX REVENUE, AMBAC INSURED)                               7.75         01/01/2017          3,215,867
      540,000   LAKE COUNTY IL SERIES B (WATER & SEWER REVENUE, MBIA INSURED)            4.50         12/01/2016            565,510
    1,000,000   NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL
                SPECIAL OBLIGATION SERIES A (WATER REVENUE)                              5.00         05/01/2014          1,076,480
    1,540,000   ST. CLAIR MADISON MONROE COUNTIES IL COMMUNITY COLLEGE DISTRICT
                DEBT CERTIFICATES (OTHER REVENUE)                                        4.50         03/01/2018          1,539,908
    1,635,000   ST. CLAIR MADISON MONROE COUNTIES IL COMMUNITY COLLEGE DISTRICT
                DEBT CERTIFICATES (OTHER REVENUE)                                        4.50         03/01/2019          1,634,902
    1,730,000   ST. CLAIR MADISON MONROE COUNTIES IL COMMUNITY COLLEGE DISTRICT
                DEBT CERTIFICATES (OTHER REVENUE, MUNICIPAL BONDS)                       4.50         03/01/2020          1,729,896

                                                                                                                         26,195,101
                                                                                                                    ---------------

INDIANA - 2.48%
      350,000   CLARKSVILLE IN (HCFR LOC)SS.+/-                                          4.08         12/01/2025            350,000
    1,000,000   FORT WAYNE IN RDA GRAND WAYNE CENTER PROJECT (LEASE REVENUE)             5.00         02/01/2020          1,045,180
    1,575,000   FRANKLIN IN COMMUNITY MULTI SCHOOL BUILDING CORPORATION FIRST
                MORTGAGE (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK
                LOC)                                                                     5.00         07/10/2018          1,704,843
      500,000   INDIANA HEALTH & EDUCATIONAL FACILITY (COLLEGE & UNIVERSITY
                REVENUE)                                                                 5.00         10/01/2016            532,490
      510,000   JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES B
                (OTHER REVENUE)                                                          4.25         08/15/2017            507,608
    1,080,000   JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES C
                (OTHER REVENUE)                                                          4.25         08/15/2017          1,074,935
    1,000,000   ZOINSVILLE IN COMMUNITY SCHOOLS BUILDING CORPORATIONS (OTHER
                REVENUE, FIRST SECURITY BANK LOC)                                        5.00         07/15/2018          1,084,410

                                                                                                                          6,299,466
                                                                                                                    ---------------
IOWA - 0.66%
    1,000,000   AMES IA MARY GREELEY MEDICAL CENTER (HOSPITAL REVENUE, AMBAC
                INSURED)                                                                 5.00         06/15/2021          1,042,150
      225,000   DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
                (HFFA REVENUE LOC, AMBAC INSURED)                                        5.25         08/15/2015            226,278

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
IOWA (continued)
$     370,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.            5.50%        06/01/2012    $       397,628

                                                                                                                          1,666,056
                                                                                                                    ---------------

KANSAS - 0.38%
      140,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
                (HCFR LOC)                                                               6.13         04/01/2012            148,029
      265,000   MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                         4.15         08/01/2015            270,586
      555,000   PITTSBURG KS SPECIAL OBLIGATED TAX NORTH BROADWAY REDEVELOPMENT
                (PROPERTY TAX REVENUE)                                                   4.50         04/01/2016            548,529

                                                                                                                            967,144
                                                                                                                    ---------------
KENTUCKY - 0.58%
    1,000,000   KENTUCKY EDFA CATHOLIC HEALTH INITIATIVES SERIES A PREREFUNDEDSS.        5.75         12/01/2015          1,069,620
      400,000   KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-             4.14         12/01/2028            400,000

                                                                                                                          1,469,620
                                                                                                                    ---------------
LOUISIANA - 3.93%
    4,500,000   EAST BATON ROUGE LA MORTGAGE FINANCE AUTHORITY SERIES A (SFHR)           5.40         04/01/2038          4,763,385
    1,250,000   JEFFERSON PARISH LA FINANCIAL AUTHORITY SINGLE FAMILY MORTGAGE
                SERIES D (HOUSING REVENUE, GNMA)                                         4.00         12/01/2023          1,250,688
      500,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT #001 WEST
                JEFFERSON MEDICAL CENTER SERIES A (HCFR, FIRST SECURITY BANK
                LOC)                                                                     5.25         01/01/2013            515,970
      200,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                ORLEANS PROJECT (HCFR, CFIG INSURED)                                     5.00         07/01/2014            213,250
      340,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                ORLEANS PROJECT (HCFR, CFIG INSURED)                                     5.00         07/01/2015            363,678
      100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                ORLEANS PROJECT (HCFR, CFIG INSURED)                                     5.00         07/01/2016            107,264
      250,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                ORLEANS PROJECT (HCFR, CFIG INSURED)                                     5.00         07/01/2017            268,665
      800,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)         5.38         06/01/2016            856,648
      825,000   NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                             5.00         06/01/2012            868,255
      740,000   NEW ORLEANS LA (SEWER SERVICE)                                           5.50         06/01/2020            776,512

                                                                                                                          9,984,315
                                                                                                                    ---------------
MARYLAND - 1.30%
    1,945,000   MARYLAND ECONOMIC DEVELOPMENT CORPORATION UNIVERSITY OF
                MARYLAND COLLEGE PARK PROJECT PREREFUNDED (COLLEGE & UNIVERSITY
                REVENUE)SS.                                                              6.50         06/01/2027          2,246,300
    1,000,000   WESTMINSTER MD MCDANIEL COLLEGE (COLLEGE & UNIVERSITY REVENUE)           5.00         11/01/2019          1,058,510

                                                                                                                          3,304,810
                                                                                                                    ---------------
MICHIGAN - 2.37%
    1,500,000   ADRIAN MICHIGAN CITY SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                                 4.00         05/01/2017          1,496,625
    1,250,000   CONELL TOWNSHIP MI ECONOMIC DEVELOPMENT MEADESTWESTVACO
                ESCANABA PROJECT PREREFUNDED (IDR)SS.                                    5.88         05/01/2018          1,375,563
      445,000   MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM (PCR)                    6.25         11/01/2012            484,409
    1,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
                (HOSPITAL REVENUE)                                                       5.25         11/01/2015          1,577,520
    1,000,000   MICHIGAN STATE TRUNK LINE (FUEL SALES TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                       5.00         11/01/2015          1,085,120

                                                                                                                          6,019,237
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA - 2.65%
$   3,000,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                           8.50%        03/01/2019    $     3,650,250
      590,000   MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
                (HOSPITAL REVENUE)                                                       4.50         11/01/2012            597,540
      730,000   MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)              5.00         02/01/2016            738,373
      235,000   MINNEAPOLIS MN ST. MARYS HOSPITAL & REHABILITATION                      10.00         06/01/2013            279,168
      500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A (LEASE
                REVENUE)                                                                 5.50         09/01/2018            515,165
      900,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                PLANT REVENUE LOC)                                                       5.50         01/01/2012            931,689

                                                                                                                          6,712,185
                                                                                                                    ---------------
MISSISSIPPI - 1.35%
      700,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION COLUMBUS WATER
                & SEWER SYSTEMS (WATER & SEWER REVENUE, FIRST SECURITY BANK LOC)         4.00         11/01/2017            697,172
    1,500,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MADISON COUNTY
                MISSISSIPPI HIGHWAY CONSTRUCTION (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                                 5.00         01/01/2014          1,600,710
      500,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MISSISSIPPI
                LIMITED OBLIGATION HOSPITAL IMPROVEMENTS                                 5.88         07/01/2022            551,085
      510,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION NATCHEZ
                MISSISSIPPI CONVENTION CENTER PROJECT PREREFUNDEDSS.                     5.70         07/01/2015            569,889

                                                                                                                          3,418,856
                                                                                                                    ---------------
MISSOURI - 3.07%
    1,500,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                        4.00         04/15/2026          1,494,720
    2,000,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
                REVENUE)                                                                 4.50         04/01/2021          2,015,120
      475,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                       5.25         12/01/2014            481,284
      100,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                    4.50         09/01/2011            100,606
      145,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                    4.50         09/01/2013            145,638
      170,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                    4.50         09/01/2014            170,452
      225,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                    4.55         09/01/2016            225,034
    1,000,000   ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTSSS.+/-            5.00         02/01/2029          1,002,690
    2,000,000   ST. LOUIS MO LAMBERY INTERNATIONAL AIRPORT SERIES A (AIRPORT
                REVENUE, FIRST SECURITY BANK LOC)                                        5.00         07/01/2014          2,145,540

                                                                                                                          7,781,084
                                                                                                                    ---------------
MONTANA - 0.93%
    2,250,000   MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS COMPENSATION
                PROJECT (OTHER REVENUE, MBIA INSURED)                                    6.88         06/01/2011          2,347,605
                                                                                                                    ---------------
NEBRASKA - 0.24%
      590,000   O'NEILL NE ST. ANTHONY'S PROJECT                                         6.25         09/01/2012            618,249
                                                                                                                    ---------------
NEVADA - 0.40%
      990,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121A (STATE &
                LOCAL GOVERNMENTS, AMBAC INSURED)                                        4.25         12/01/2013          1,011,879
                                                                                                                    ---------------
NEW JERSEY - 6.09%
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX
                REVENUE)                                                                 5.00         06/15/2012          1,057,620
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)           5.63         06/15/2019          1,044,520
    3,250,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY RETIREMENT COMMUNITY
                REDEVELOPMENT CEDAR CREST VILLAGE INCORPORATED SERIES A
                PREREFUNDED (HOSPITAL REVENUE)SS.                                        7.25         11/15/2011          3,741,108
      810,000   NEWARK NJ (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                5.00         10/01/2015            836,673
    2,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ                              4.38         06/01/2019          2,005,220
    6,330,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)         5.75         06/01/2032          6,772,151

                                                                                                                         15,457,292
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
NEW MEXICO - 1.04%
$   1,500,000   BERNALILLO COUNTY NM (OTHER REVENUE)                                     5.20%        04/01/2021    $     1,657,650
      970,000   TAOS COUNTY NM GROSS RECEIPTS REFERENDUM & IMPROVEMENT COUNTY
                EDUCATION (TAX REVENUE, RADIAN INSURED)                                  4.05         10/01/2012            976,421

                                                                                                                          2,634,071
                                                                                                                    ---------------
NEW YORK - 2.28%
      600,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)SS.+/-                4.25         11/01/2037            601,290
      100,000   NASSAU COUNTY NY IDA                                                     6.88         07/01/2010            105,290
      275,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                (IDR, CITIBANK NA LOC)                                                   4.50         11/01/2015            287,199
    1,000,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                (IDR, CITIBANK NA LOC)                                                   5.00         11/01/2024          1,033,020
      750,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A (COLLEGE & UNIVERSITY REVENUE)                      5.00         12/01/2016            761,445
      400,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAXSS.+/-              5.25         02/01/2029            421,084
      490,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR LOC)          6.00         08/15/2015            537,447
      875,000   SCHENECTADY NY IDAG UNION COLLEGE PROJECT (COLLEGE & UNIVERSITY
                REVENUE)                                                                 4.00         07/01/2019            865,349
      100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                     4.00         06/01/2012            100,693
    1,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C                   5.50         06/01/2019          1,085,780

                                                                                                                          5,798,597
                                                                                                                    ---------------
NORTH CAROLINA - 0.15%
      350,000   UNIVERSITY OF NORTH CAROLINA WILMINGTON COP (COLLEGE &
                UNIVERSITY REVENUE, FGIC INSURED)                                        5.25         06/01/2023            377,178
                                                                                                                    ---------------
NORTH DAKOTA - 0.16%
      350,000   MERCER COUNTY ND ANTELOPE VALLEY STATION  (ELECTRIC REVENUE LOC)         7.20         06/30/2013            395,416
                                                                                                                    ---------------
OHIO - 1.55%
      500,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
                SYSTEMS (HCFR)                                                           5.00         01/01/2014            524,175
      300,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
                SYSTEMS (HCFR)                                                           5.00         01/01/2015            315,114
    1,075,000   FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                   10.38         06/01/2013          1,264,705
      735,000   GRANVILLE OH EXEMPTED VILLAGE SCHOOL DISTRICT (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)^                                       4.17         12/01/2017            473,303
      300,000   GRANVILLE OH EXEMPTED VILLAGE SCHOOL DISTRICT CAPITAL
                APPRECIATION (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^            4.12         12/01/2016            202,353
      410,000   LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                                5.50         02/15/2012            434,887
      195,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION CAPITAL
                APPRECIATION SERIES D                                                    6.25         07/01/2010            210,405
      210,000   OLENTANGY LOCAL SCHOOL DISTRICT OH CAPITAL APPRECIATION SERIES
                A (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                       4.01         12/01/2014            154,873
      500,000   OLENTANGY LOCAL SCHOOL DISTRICT OH CAPITAL APPRECIATION SERIES
                A (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                       4.06         12/01/2015            352,920

                                                                                                                          3,932,735
                                                                                                                    ---------------
OKLAHOMA - 1.30%
    1,200,000   CHEROKEE NATION OK HEALTHCARE SYSTEMS SERIES 2006 (HCFR, ACA
                INSURED)++                                                               4.30         12/01/2016          1,185,912
       30,000   COMANCHE COUNTY OK EDFA HOSPITAL PROJECT SERIES B                        5.35         07/01/2008             30,378
      460,000   JAY OK INDUSTRIAL AUTHORITY EDUCATIONAL FACILITIES JAY PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          4.75         09/01/2014            470,755
      775,000   MCGEE CREEK AUTHORITY OK (WATER REVENUE, MBIA INSURED)                   6.00         01/01/2023            905,464
      225,000   MORRISON OK EDUCATIONAL FACILITIES AUTHORITY MORRISON PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          4.75         09/01/2014            231,266
      200,000   POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          4.75         09/01/2013            204,658

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
OKLAHOMA (continued)
$     115,000   POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          4.75%        09/01/2014    $       117,689
      160,000   POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          4.75         09/01/2015            163,526

                                                                                                                          3,309,648
                                                                                                                    ---------------
OREGON - 0.24%
      200,000   MULTNOMAH COUNTY OR HOSPITAL TERWILLIGER PLAZA PROJECT A
                (HOSPITAL REVENUE)                                                       4.40         12/01/2010            199,982
      200,000   MULTNOMAH COUNTY OR HOSPITAL TERWILLIGER PLAZA PROJECT A
                (HOSPITAL REVENUE)                                                       4.45         12/01/2011            199,872
      200,000   MULTNOMAH COUNTY OR HOSPITAL TERWILLIGER PLAZA PROJECT A
                (HOSPITAL REVENUE)                                                       4.50         12/01/2012            199,890

                                                                                                                            599,744
                                                                                                                    ---------------
PENNSYLVANIA - 6.33%
    1,000,000   CENTRAL DAUPHIN PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX
                REVENUE, MBIA INSURED)SS.                                                7.50         02/01/2030          1,267,680
      350,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                   5.63         10/01/2015            353,315
    2,610,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
                PREREFUNDED (NURSING HOME REVENUE)SS.                                    7.25         01/01/2035          3,084,759
    1,440,000   DAUPHIN COUNTY PA GENERAL AUTHORITY HAPSCO WESTERN PA HOSPITAL
                PROJECT SERIES A1 (HOSPITAL REVENUE, MBIA INSURED)                       5.50         07/01/2023          1,610,539
    1,500,000   DAUPHIN COUNTY PA HAPSCO WESTERN PA HOSPITAL PROJECT B
                (HOSPITAL REVENUE, MBIA INSURED)                                         6.25         07/01/2016          1,671,255
      965,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A (OTHER
                REVENUE LOC)SS.+/-                                                       0.89         07/01/2027            963,388
    1,000,000   EASTON PA AREA SCHOOL DISTRICT SERIES 2006 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                        7.75         04/01/2025          1,286,420
      500,000   HARRISBURG PA AUTHORITY HARRISBURG UNIVERSITY OF SCIENCE SERIES
                A (COLLEGE & UNIVERSITY REVENUE)                                         5.40         09/01/2016            509,590
      650,000   PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A (HCFR LOC)          5.70         11/15/2011            700,011
    1,000,000   PENNSYLVANIA STATE PUBLIC SCHOOL BUILDING AUTHORITY COMMUNITY
                COLLEGE PHILADELPHIA PROJECT (COLLEGE & UNIVERSITY REVENUE,
                FIRST SECURITY BANK LOC)                                                 5.00         05/01/2016          1,081,300
      500,000   PENNSYLVANIA STATE PUBLIC SCHOOL BUILDING AUTHORITY COMMUNITY
                COLLEGE PHILADELPHIA PROJECT (COLLEGE & UNIVERSITY REVENUE,
                FIRST SECURITY BANK LOC)                                                 5.00         05/01/2017            542,140
    1,500,000   PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FRANKLIN
                TOWNE CHARTER HIGH SERIES A (IDR)                                        5.00         01/01/2017          1,546,620
    1,345,000   PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE,
                GUARANTEE AGREEMENT)                                                     5.25         08/01/2016          1,450,730

                                                                                                                         16,067,747
                                                                                                                    ---------------
PUERTO RICO - 0.23%
      500,000   COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY BANK
                LOC)                                                                     6.50         07/01/2013            577,780
                                                                                                                    ---------------
RHODE ISLAND - 0.40%
    1,000,000   RHODE ISLAND STATE COP HOWARD CENTER IMPROVEMENTS (LEASE
                REVENUE, MBIA INSURED)                                                   5.38         10/01/2016          1,017,480
                                                                                                                    ---------------
SOUTH CAROLINA - 5.54%
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                        6.00         08/01/2020          1,123,990
    1,500,000   CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION
                CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)                5.00         12/01/2018          1,581,015
      250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL APPRECIATION
                SERIES B^                                                                7.98         01/01/2032             36,080
    1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL APPRECIATION
                SERIES B^                                                                7.98         01/01/2037            170,835
    2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL APPRECIATION
                SERIES B^                                                                7.98         01/01/2038            180,540

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
SOUTH CAROLINA (continued)
$     360,000   GREENVILLE COUNTY SC (OTHER REVENUE, AMBAC INSURED)                      3.75%        04/01/2016    $       354,456
      755,000   GREENVILLE COUNTY SC (OTHER REVENUE, AMBAC INSURED)                      3.88         04/01/2017            746,363
      650,000   GREENVILLE COUNTY SC SPECIAL SOURCE (OTHER REVENUE, AMBAC
                INSURED)                                                                 4.00         04/01/2018            645,314
    1,000,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
                REVENUE, CIFG INSURED)                                                   5.00         12/01/2020          1,065,440
      500,000   PIEDMONT MUNICIPAL POWER AGENCY SOUTH CAROLINA SERIES B
                (ELECTRIC REVENUE, MBIA INSURED)                                         5.25         01/01/2011            508,075
    1,000,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON SCHOOL
                DISTRICT (LEASE REVENUE, GUARANTEE AGREEMENT)                            5.00         12/01/2016          1,074,670
    1,640,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR PICKENS SCHOOL
                DISTRICT (LEASE REVENUE, FIRST SECURITY BANK LOC)                        5.00         12/01/2014          1,764,361
    1,000,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
                UNIVERSITY REVENUE, AMBAC INSURED)                                       5.50         10/01/2030          1,061,320
    2,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)SS.+/-                                          4.40         08/01/2039          2,000,000
    1,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                        6.88         08/01/2027          1,758,855

                                                                                                                         14,071,314
                                                                                                                    ---------------
SOUTH DAKOTA - 0.45%
      600,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)             6.00         01/01/2012            645,942
      500,000   LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                            5.25         05/01/2015            499,485

                                                                                                                          1,145,427
                                                                                                                    ---------------
TENNESSEE - 0.75%
      710,000   MEMPHIS TN ELECTRIC SYSTEMS SUBSERIES A (ELECTRIC PLANT
                REVENUE, MBIA INSURED)                                                   5.00         12/01/2017            752,955
      980,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN (WATER &
                SEWER REVENUE)                                                           6.50         12/01/2014          1,157,547

                                                                                                                          1,910,502
                                                                                                                    ---------------
TEXAS - 11.21%
    1,000,000   ALLEN TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING (PROPERTY
                TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                           5.00         02/15/2017          1,084,960
    5,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                  5.00         08/15/2034          5,236,550
    1,885,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED FIRST TIER SERIES
                A (OTHER REVENUE, XLCA)                                                  5.25         01/01/2017          2,073,613
    1,225,000   BEXAR COUNTY TX REVENUE PROJECT                                          5.75         08/15/2022          1,285,282
      730,000   BIRDVILLE TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION
                (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)^                4.17         02/15/2017            485,603
    2,000,000   BIRDVILLE TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION
                (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)^                4.38         02/15/2018          1,249,100
      515,000   BRYAN TX INDEPENENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                PERMANENT SCHOOL FUND GUARANTEED)                                        4.00         02/15/2017            514,063
    1,000,000   BRYAN TX WATERWORKS AND SEWER (WATER & SEWER REVENUE, FGIC
                INSURED)                                                                 5.00         07/01/2016          1,081,470
      715,000   DENTON COUNTY TX (GO BOND BANK LOC)                                      5.00         07/15/2016            769,118
    1,000,000   DENTON TX (WATER & SEWER REVENUE, MBIA INSURED)                          5.00         12/01/2015          1,080,360
    1,640,000   EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                             5.25         02/15/2014          1,742,566
    1,000,000   GARZA COUNTY TX PUBIC FACILITIES CORPORATION                             5.25         10/01/2014          1,047,630
    2,000,000   HOUSTON TX JUNIOR LIEN STUDENT FEE (COLLEGE & UNIVERSITY
                REVENUE, XLCA)                                                           5.00         04/15/2019          2,137,460
    1,675,000   JOHNSON COUNTY TX (PROPERTY TAX REVENUE, MBIA INSURED)                   5.00         02/15/2017          1,815,868
    1,495,000   MIDTOWN REDEVELOPMENT AUTHORITY TEXAS (TAX INCREMENTAL REVENUE,
                AMBAC INSURED)                                                           5.00         01/01/2020          1,584,521
    1,510,000   MISLAND TX CERTIFICATES OBLIGATION (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                                 5.00         03/01/2017          1,634,771
    1,065,000   MISSION TX (WATER & SEWER REVENUE, FIRST SECURITY BANK LOC)              4.00         02/15/2017          1,063,062
      855,000   TEXAS STATE PUBLIC FINANCIAL AUTHORITY CHARTER SCHOOL KIPP
                INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                INSURED)                                                                 4.50         02/15/2016            861,908

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
TEXAS (continued)
$     500,000   TEXAS STATE PUBLIC FINANCIAL AUTHORITY CHARTER SCHOOL KIPP
                INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                INSURED)                                                                 4.55%        02/15/2017    $       504,475
      635,000   WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST
                SYSTEM PROJECT SERIES A (HCFR, MBIA INSURED)                             5.00         08/01/2016            681,374
      505,000   WICHITA FALLS TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                 4.25         02/01/2017            515,489

                                                                                                                         28,449,243
                                                                                                                    ---------------
UTAH - 0.90%
    2,000,000   SALT LAKE CITY UT IHC HOSPITALS INCORPORATED (HOSPITAL REVENUE,
                AMBAC INSURED)                                                           6.30         02/15/2015          2,273,680
                                                                                                                    ---------------
VIRGIN ISLANDS - 0.21%
      520,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                                5.50         10/01/2014            537,165
                                                                                                                    ---------------
VIRGINIA - 0.34%
      505,000   VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                              5.00         06/01/2013            530,705
      210,000   VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                              5.00         06/01/2015            222,428
      100,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1
                (HOUSING REVENUE LOC)                                                    4.50         07/01/2010            102,026

                                                                                                                            855,159
                                                                                                                    ---------------
WASHINGTON - 1.27%
      310,000   GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES G (ELECTRIC
                REVENUE LOC)                                                             5.25         01/01/2012            330,888
      400,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                 6.00         06/01/2010            404,140
      450,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED                                                             5.50         06/01/2012            477,095
      705,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED                                                             6.50         06/01/2026            771,792
      100,000   VANCOUVER WA PREREFUNDED (WATER REVENUE LOC)SS.                          4.90         06/01/2010            100,199
       75,000   WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                PROJECT A                                                                5.35         07/01/2014             75,696
    1,000,000   WASHINGTON STATE SERIES D (PROPERTY TAX REVENUE, AMBAC INSURED)          5.00         01/01/2018          1,060,430

                                                                                                                          3,220,240
                                                                                                                    ---------------
WISCONSIN - 2.80%
      465,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED          5.00         06/01/2008            470,287
      535,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED          5.00         06/01/2009            545,427
    1,600,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED          6.00         06/01/2017          1,716,272
       70,000   ST. CROIX FALLS WI CDA                                                   3.95         12/01/2008             69,885
       70,000   ST. CROIX FALLS WI CDA                                                   4.20         12/01/2009             70,277
       75,000   ST. CROIX FALLS WI CDA                                                   4.40         12/01/2010             75,832
      150,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                             4.25         10/01/2017            150,798
    1,000,000   WESTON WI PUBLIC SERVICE CORPORATION PROJECT (PCR)                       3.95         02/01/2013          1,007,640
      890,000   WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT                              4.75         07/01/2015            921,275
      230,000   WISCONSIN HEFA DIVINE SAVIOR HEALTHCARE (HCFR LOC)                       4.70         05/01/2008            231,808
    1,360,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES C
                (HOUSING REVENUE, GO OF AUTHORITY)                                       4.75         03/01/2012          1,398,288
       20,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E              4.00         05/01/2013             20,099
      220,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E              4.10         11/01/2014            221,780
      210,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E              4.15         05/01/2015            211,964

                                                                                                                          7,111,632
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $246,254,650)                                                                       246,685,261
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 3.48%

COMMERCIAL PAPER - 0.39%

      700,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         04/12/2007            700,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$     300,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05%        05/03/2007    $       300,000

                                                                                                                          1,000,000
                                                                                                                    ---------------

SHARES
MUTUAL FUNDS - 3.09%
    7,826,713   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                                          7,826,713
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,826,713)                                                                            8,826,713
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $255,081,363)*                                     100.68%                                                    $   255,511,974

OTHER ASSETS AND LIABILITIES, NET                         (0.68)                                                         (1,734,227)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   253,777,747
                                                         ------                                                     ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

oo    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,826,713.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 97.62%

ALABAMA - 0.41%
$   1,550,000   ALABAMA HFA EAST LAKE (MFHR, GNMA)                                      4.80%         06/20/2032    $     1,535,120
                                                                                                                    ---------------
ALASKA - 0.24%
      855,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX
                REVENUE)SS.                                                             6.20          06/01/2022            896,596
                                                                                                                    ---------------
ARIZONA - 3.96%
       25,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A                                                       5.30          11/15/2008             25,596
       30,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDEDSS.                                        5.50          11/15/2010             31,345
      290,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDEDSS.                                        5.38          02/15/2018            313,090
      180,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDEDSS.                                        6.13          11/15/2022            190,861
       85,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDEDSS.                                        5.88          02/15/2027             93,645
      100,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDEDSS.                                        6.25          11/15/2029            106,344
    1,500,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDRENS
                HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                              4.50          02/01/2042          1,506,000
    1,000,000   MARICOPA COUNTY AZ USD #48 SCOTTSDALE (PROPERTY TAX REVENUE)            5.00          07/01/2023          1,104,700
    1,000,000   MARICOPA COUNTY ELEMENTARY SCHOOL DISTRICT #1 PHOENIX
                ELEMENTARY SCHOOL PROJECT OF 2006 SERIES A (PROPERTY TAX
                REVENUE, FGIC INSURED)                                                  4.00          07/01/2021            973,430
    3,000,000   PHOENIX & PIMA COUNTY AZ IDA SERIES 2007-1 (SFHR, GNMA
                INSURED)                                                                5.25          08/01/2038          3,138,270
      510,000   PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                (EDUCATIONAL FACILITIES REVENUE)                                        5.60          12/01/2016            508,001
      500,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                & SEWER REVENUE)                                                        5.45          12/01/2017            500,760
      810,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                & SEWER REVENUE)                                                        5.75          12/01/2032            812,171
    3,425,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                             6.00          07/15/2013          3,657,112
    2,025,000   YAVAPAI COUNTY AZ IDA                                                   5.45          06/01/2033          2,038,649

                                                                                                                         14,999,974
                                                                                                                    ---------------
ARKANSAS - 0.84%
    3,110,000   CABOT AR SALES & USE TAX                                                4.60          12/01/2025          3,168,188
                                                                                                                    ---------------
CALIFORNIA - 5.86%
    1,450,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-            4.14          12/01/2028          1,450,000
    3,725,000   FONTANA CA REDEVELOPMENT AGENCY SIERRA CORRIDOR COMMERCIAL
                REDEVELOPMENT PROJECT (TAX ALLOCATION REVENUE, FGIC INSURED)            4.75          09/01/2036          3,807,881
    1,445,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
                APPRECIATION SENIOR LIEN SERIES A                                       7.05          01/01/2010          1,577,839
    5,000,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
                APPRECIATION SENIOR LIEN SERIES A^                                      4.21          01/01/2019          3,064,200
    2,090,000   LOS ANGELES CA HFA PEPPERMILL I & II                                    5.13          04/01/2028          2,139,993
    1,000,000   MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HCFR LOC)                  6.50          03/15/2015          1,142,460
    1,800,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                PROJECT (TAX INCREMENTAL REVENUE LOC)                                   5.50          05/01/2014          1,942,560
    2,000,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX ALLOCATION
                REVENUE, MBIA INSURED)                                                  5.00          06/15/2033          2,119,660
      800,000   RNR SCHOOL FINANCING AUTHORITY CALIFORNIA SPECIAL TAX
                COMMUNITY FACILITIES DISTRICT #92-1 SERIES A (SPECIAL TAX
                REVENUE, MBIA INSURED)                                                  5.00          09/01/2036            844,240
    1,400,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                                5.50          03/01/2008          1,407,532
    1,560,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE
                REVENUE (AIRPORT REVENUE, XLCA INSURED)                                 5.00          12/01/2036          1,635,910
    1,000,000   TURLOCK CA PFA (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK
                LOC)                                                                    5.00          09/01/2036          1,055,300

                                                                                                                         22,187,575
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLORADO - 3.54%
$     565,000   AURORA SINGLE TREE METROPOLITAN DISTRICT CO (PROPERTY TAX
                REVENUE)                                                                5.50%         11/15/2031    $       568,283
    3,000,000   COLORADO ECFA BROMLEY EAST PROJECT PREREFUNDED SERIES ASS.              7.25          09/15/2030          3,382,710
    1,550,000   COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)           6.25          05/01/2036          1,632,166
      850,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++            6.13          12/15/2035            881,051
      590,000   COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT
                (EDUCATIONAL FACILITIES REVENUE)++                                      5.75          12/01/2037            604,608
    5,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR
                LIEN SERIES B (TOLL ROAD REVENUE LOC)^                                  4.13          09/01/2016          3,403,000
      500,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                          5.05          05/01/2015            509,045
      415,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                          5.25          05/01/2020            423,242
    2,240,000   NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)^                       4.04          06/15/2016          2,015,373

                                                                                                                         13,419,478
                                                                                                                    ---------------
CONNECTICUT - 0.45%
    1,500,000   CONNECTICUT TRANSPORTATION INFRASTRUCTURE SERIES B                      6.50          10/01/2012          1,705,785
                                                                                                                    ---------------
DISTRICT OF COLUMBIA - 0.17%
      410,000     DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION         5.38          05/15/2010            424,924
      205,000     DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION         5.70          05/15/2012            218,348

                                                                                                                            643,272
                                                                                                                    ---------------
FLORIDA - 2.91%
    1,875,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                         4.80          11/01/2012          1,869,394
    1,050,000   BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-           4.14          12/01/2028          1,050,000
    1,955,000   BROWARD COUNTY FL EDUCATIONAL FACILITIES AUTHORITY NOVA
                SOUTHEASTERN UNIVERSITY (EDUCATIONAL FACILITIES REVENUE,
                GUARANTEE AGREEMENT)                                                    5.00          04/01/2031          2,042,897
    1,750,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                (OTHER REVENUE)                                                         5.13          05/01/2016          1,750,053
    1,000,000   DADE COUNTY FL HEALTH FACILITIES AUTHORITY BAPTIST HOSPITAL
                OF MIAMI PROJECT SERIES A (HOSPITAL REVENUE, MBIA INSURED)              5.75          05/01/2021          1,120,720
    1,015,000   FLORIDA HOUSING FINANCE CORPORATION HOMEOWNER MORTGAGE SERIES
                4 (HOUSING REVENUE, GNMA)                                               4.70          07/01/2015          1,039,350
      290,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                REVENUE LOC)                                                            4.75          12/01/2015            300,629
    1,835,000   MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI
                MEDICAL CENTER                                                          6.00          11/15/2007          1,852,689

                                                                                                                         11,025,732
                                                                                                                    ---------------
GEORGIA - 6.11%
    3,000,000   ATLANTA GA PREREFUNDED SERIES A (AIRPORT REVENUE LOC)SS.                5.50          01/01/2010          3,172,710
    4,930,000   ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX
                REVENUE LOC)                                                            6.25          07/01/2020          5,749,070
    1,235,000   ATLANTA GA TAX ALLOCATION PRINCETON LAKES PROJECT (TAX
                ALLOCATION REVENUE)                                                     5.50          01/01/2031          1,262,417
    2,235,000   EAST POINT GA HOUSING AUTHORITY BOND LAUREL EIDGE WASHINGTON
                ROAD APARTMENTSSS.+/-                                                   5.00          10/01/2032          2,281,555
    1,000,000   GAINESVILLE GA RDA RIVERSIDE MILITARY ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)                                                     5.00          03/01/2015          1,039,720
        5,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                PREREFUNDED SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED)SS.            6.50          01/01/2017              5,813
      450,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                (ELECTRIC REVENUE LOC, MBIA INSURED)                                    6.50          01/01/2017            523,346
    4,300,000   GEORGIA STATE SERIES B                                                  6.25          03/01/2011          4,709,618
    1,000,000   GEORGIA STATE SERIES E                                                  6.75          12/01/2012          1,156,290
    2,000,000   MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE SUBSERIES
                A (UTILITIES REVENUE LOC)                                               5.25          01/01/2014          2,172,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
GEORGIA (continued)
$   1,060,000   THOMASVILLE GA HOUSING AUTHORITY HOUSING WOOD VY APARTMENTS
                PROJECT SERIES ASS.+/-                                                  5.10%         12/01/2035    $     1,088,313

                                                                                                                         23,161,272
                                                                                                                    ---------------
GUAM - 0.30%
    1,150,000   GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP
                GUAM PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL
                FACILITIES REVENUE, ACA INSURED)                                        4.50          10/01/2026          1,144,089
                                                                                                                    ---------------
ILLINOIS - 6.40%
    2,740,000   AURORA IL SERIES B                                                      5.85          12/30/2013          2,773,949
      500,000   CHICAGO IL HOUSING AUTHORITY PREREFUNDEDSS.                             5.38          07/01/2013            538,135
      870,000   CHICAGO IL PAUL G STEWART PHASES I & II (HOUSING REVENUE, FHA
                INSURED)                                                                4.20          09/20/2017            852,939
      250,000   DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT
                (SPECIAL TAX REVENUE)                                                   5.40          03/01/2016            260,770
    1,750,000   EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B (COLLEGE &
                UNIVERSITY REVENUE)                                                     7.00          01/01/2019          1,751,838
      340,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                PROJECT SERIES A                                                        5.25          12/01/2012            351,240
    2,355,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                PROJECT SERIES A PREREFUNDEDSS.                                         6.13          12/01/2022          2,636,846
    4,525,000   ILLINOIS FINANCE AUTHORITY COVERED BRIDGES APARTMENTS PROJECT
                M (MFHR, FNMA)SS.+/-                                                    4.88          06/01/2039          4,580,612
    3,500,000   ILLINOIS FINANCE AUTHORITY NEWMAN FOUNDATION (OTHER REVENUE,
                RADIAN INSURED)                                                         5.00          02/01/2037          3,615,150
    1,350,000   MONTGOMERY IL LAKEWOOD CREEK PROJECT (SPECIAL TAX REVENUE,
                RADIAN INSURED)                                                         4.70          03/01/2030          1,346,949
    1,000,000   ROUND LAKE IL LAKEWOOD GROVE SPECIAL SERVICE AREA #4 (SPECIAL
                TAX REVENUE, GUARANTEE AGREEMENT)                                       4.70          03/01/2033          1,000,590
    1,835,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT (OTHER REVENUE)                                                4.50          03/01/2021          1,834,890
    1,945,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT (OTHER REVENUE)                                                4.50          03/01/2022          1,944,883
      535,000   WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL
                PREREFUNDED CAPITAL APPRECIATION^                                       3.98          01/01/2015            394,151
      500,000   WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL
                UNREFUNDED BALANCE CAPITAL APPRECIATION^                                4.05          01/01/2015            366,410

                                                                                                                         24,249,352
                                                                                                                    ---------------
IOWA - 0.06%
      110,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                   5.00          06/01/2009            110,598
      125,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                   5.00          06/01/2010            125,829

                                                                                                                            236,427
                                                                                                                    ---------------
KANSAS - 1.78%
      415,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                HARTFORD (HCFR LOC)                                                     6.13          04/01/2012            438,800
      870,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES
                SERIES A5 (HOUSING REVENUE LOC)SS.+/-                                   5.70          12/01/2036            951,980
    3,500,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE SERIES A (SFHR, GNMA)           5.40          12/01/2037          3,712,135
      375,000   SEDGWICK & SHAWNEE COUNTIES KS SINGLE FAMILY REVENUE GNMA
                (SFHR LOC)SS.+/-                                                        6.50          12/01/2022            378,011
    1,250,000   WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE WEST
                PROJECT (OTHER REVENUE)                                                 4.88          10/01/2028          1,254,250

                                                                                                                          6,735,176
                                                                                                                    ---------------
KENTUCKY - 2.01%
    1,745,000   KENTUCKY EDFA CHRISTIAN CARE COMMUNITIES PROJECTS                       5.38          11/20/2035          1,905,226

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
KENTUCKY (continued)
$  10,000,000   KENTUCKY EDFA NORTON HEALTHCARE INCORPORATED SERIES B (HFFA
                REVENUE, MBIA INSURED)^                                                 4.72%         10/01/2024    $     4,419,600
    1,200,000   LOUISVILLE & JEFFERSON COUNTY KY REGIONAL AIRPORT AUTHORITY
                SERIES A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                     5.75          07/01/2017          1,286,568

                                                                                                                          7,611,394
                                                                                                                    ---------------
LOUISIANA - 2.26%
    3,185,000   CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
                CORRECTIONAL FACILITIES PROJECT                                         6.25          03/01/2019          3,329,185
    3,000,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                SERIES B (SPECIAL TAX REVENUE, AMBAC INSURED)                           5.00          06/01/2018          3,217,740
    1,500,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                 5.00          09/01/2007          1,500,210
      525,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C                 5.00          09/01/2007            525,074

                                                                                                                          8,572,209
                                                                                                                    ---------------
MARYLAND - 0.61%
    1,575,000   MARYLAND STATE COMMUNITY DEVELOPMENT ADMINISTRATION
                RESIDENTIAL SERIES A (HOUSING REVENUE)                                  4.30          09/01/2017          1,563,203
      730,000   MARYLAND STATE HEALTH & HEFAR WASHINGTON CHRISTIAN ACADEMY
                (PRIVATE SCHOOL REVENUE)                                                5.50          07/01/2038            750,462

                                                                                                                          2,313,665
                                                                                                                    ---------------
MASSACHUSETTS - 3.78%
    3,000,000   COMMONWEALTH OF MASSACHUSETTS CONSUMER LOAN SERIES B
                PREREFUNDEDSS.                                                          5.25          06/01/2010          3,138,630
    3,385,000   MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GENERAL
                TRANSPORTATION SYSTEM SERIES A (TRANSPORTATION REVENUE LOC)             7.00          03/01/2014          3,939,294
    3,500,000   MASSACHUSETTS PORT AUTHORITY DELTA AIRLINES INCORPORATED
                PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                         5.50          01/01/2013          3,702,405
    3,000,000   MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM
                SUBSERIES A                                                             6.00          08/01/2017          3,539,370

                                                                                                                         14,319,699
                                                                                                                    ---------------
MICHIGAN - 0.44%
    1,610,000   CRESCENT ACADEMY MI COP (OTHER REVENUE)                                 5.75          12/01/2036          1,655,370
                                                                                                                    ---------------
MINNESOTA - 2.34%
    4,600,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                          8.50          03/01/2019          5,597,050
      600,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                (LEASE REVENUE)                                                         6.00          09/01/2036            620,010
    1,000,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                PLANT REVENUE LOC)                                                      5.50          01/01/2012          1,035,210
    1,500,000   WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                       7.50          12/01/2031          1,627,305

                                                                                                                          8,879,575
                                                                                                                    ---------------
MISSISSIPPI - 0.13%
      500,000   GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS PASSENGER
                FACILITIES SERIES A (AIRPORT REVENUE, ACA INSURED)                      5.00          10/01/2022            503,105
                                                                                                                    ---------------
MISSOURI - 2.58%
      600,000   COTTLEVILLE MO COP (LEASE REVENUE)                                      5.25          08/01/2031            611,658
    1,175,000   DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT             5.20          04/15/2020          1,183,613
    3,475,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                      5.25          12/01/2014          3,520,974
      760,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                   5.00          09/01/2026            762,774
    3,700,000   ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTSSS.+/-           5.00          02/01/2029          3,709,953

                                                                                                                          9,788,972
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MONTANA - 0.48%
$     510,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                        5.00%         06/01/2014    $       518,940
      560,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                        5.00          06/01/2016            567,448
      530,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                        5.00          06/01/2020            531,643
      195,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                        5.00          06/01/2023            197,048

                                                                                                                          1,815,079
                                                                                                                    ---------------
NEVADA - 1.69%
    5,000,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES B (PROPERTY TAX
                REVENUE, AMBAC INSURED)                                                 5.00          06/15/2019          5,400,150
    1,000,000   DIRECTOR OF THE STATE OF NEVADA DEPARTMENT OF BUSINESS WASTE
                MANAGEMENT INCORPORATED (SOLID WASTE REVENUE)SS.+/-                     3.30          10/01/2014            994,980

                                                                                                                          6,395,130
                                                                                                                    ---------------
NEW JERSEY - 2.82%
    2,995,000   HIGHER EDUCATION STUDENT ASSISTANCE AUTHORITY NEW JERSEY
                SERIES A (HEFAR, MBIA INSURED)                                          6.00          06/01/2015          3,079,968
    1,800,000   MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER
                HOTEL SUBSERIES B                                                       6.25          01/01/2037          1,864,458
      500,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)          5.63          06/15/2019            522,260
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE         5.75          06/15/2029          1,080,810
    2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE         5.75          06/15/2034          2,150,140
    1,000,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION
                SYSTEM SERIES B PREREFUNDED (TRANSPORTATION REVENUE LOC)SS.             6.00          12/15/2011          1,098,940
      375,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY
                ASSET-BACKED                                                            5.50          06/01/2011            400,988
      410,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY
                ASSET-BACKED PREREFUNDEDSS.                                             7.00          06/01/2041            482,759

                                                                                                                         10,680,323
                                                                                                                    ---------------
NEW YORK - 7.19%
    1,370,000   ALBANY NY INDUSTRIAL DEVELOPMENT AGENCY SERIES A BRIGHTER
                CHOICE CHARTER SCHOOL (EDUCATIONAL FACILITIES REVENUE)                  4.55          04/01/2015          1,365,548
    1,000,000   NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G (PROPERTY TAX
                REVENUE LOC)                                                            5.45          01/15/2015          1,110,250
      260,000   NASSAU COUNTY NY IDA                                                    6.88          07/01/2010            273,754
      415,000   NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION SEAVIEW
                TOWERS SERIES A (MFHR)                                                  4.75          07/15/2039            411,585
      425,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                (IDR, CITIBANK NA LOC)                                                  5.00          11/01/2024            439,034
      750,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A (COLLEGE & UNIVERSITY REVENUE)                     5.00          12/01/2016            761,445
    1,000,000   NEW YORK CITY NY IDAG VAUGHN COLLEGE AERONAUTICS SERIES B
                (COLLEGE & UNIVERSITY REVENUE)                                          5.25          12/01/2036          1,017,380
    1,230,000   NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                          6.88          07/01/2010          1,279,606
    2,025,000   NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY PREREFUNDED
                SERIES BSS.                                                             6.00          06/15/2010          2,189,592
    2,500,000   NEW YORK NY SERIES P (PROPERTY TAX REVENUE, MBIA INSURED)               5.00          08/01/2015          2,710,275
      350,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAXSS.+/-             5.25          02/01/2029            368,449
    1,000,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SECURED
                SERIES C PREREFUNDEDSS.                                                 5.88          11/01/2017          1,075,110
    1,000,000   NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM
                SERIES A (OTHER REVENUE LOC)                                            5.63          07/01/2016          1,102,020
    1,000,000   NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY ACTIVITIES
                OF DAILY LIVING FACILITIES SERIES C (LEASE REVENUE LOC)                 5.75          05/15/2016          1,148,880
    2,500,000   NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY
                EDUCATIONAL FACILITIES SERIES A                                         5.50          05/15/2019          2,802,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
NEW YORK (continued)
$   5,350,000   NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION SERIES
                E (SALES TAX REVENUE LOC)                                               6.00%         04/01/2014    $     5,953,106
    1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                               5.50          10/15/2014          1,068,990
    1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)                 5.60          10/15/2015          1,073,120
    1,000,000   TOMPKINS COUNTY NY IDA CIVIC FACILITIES CORNELL UNIVERSITY
                LAKE PREREFUNDED (LEASE REVENUE LOC)SS.                                 5.63          07/01/2010          1,071,120

                                                                                                                         27,222,139
                                                                                                                    ---------------
NORTH DAKOTA - 0.33%
    1,245,000   THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
                (RECREATIONAL FACILITIES REVENUE)                                       6.30          11/15/2010          1,246,282
                                                                                                                    ---------------
OHIO - 1.73%
      790,000   COUNTY OF GREENE OH GOVERNMENTAL ENTERPRISE SERIES A (WATER
                REVENUE, MBIA INSURED)                                                  5.25          12/01/2019            881,522
    1,755,000   FRANKLIN COUNTY OH (PROPERTY TAX REVENUE)                               5.38          12/01/2020          1,835,958
    3,760,000   MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTSSS.+/-                       4.95          11/01/2035          3,833,094

                                                                                                                          6,550,574
                                                                                                                    ---------------
OKLAHOMA - 0.79%
    1,957,288   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                (EDUCATIONAL FACILITIES REVENUE)                                        6.25          08/15/2014          2,136,399
      375,000   MORRISON OK EDUCATIONAL FACILITIES AUTHORITY MORRISON PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                         4.75          09/01/2016            384,814
      450,000   OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND              6.80          09/01/2026            458,838

                                                                                                                          2,980,051
                                                                                                                    ---------------
OREGON - 0.55%
    1,200,000   CLACKAMAS COUNTY OR SCHOOL DISTRICT #12 NORTH CLACKAMAS SERIES
                B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                      4.13          06/15/2019          1,052,472
    1,000,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY TERWILLIGER
                PLAZA PROJECT SERIES A (HOSPITAL REVENUE)                               5.00          12/01/2016          1,026,080

                                                                                                                          2,078,552
                                                                                                                    ---------------
PENNSYLVANIA - 4.96%
    2,235,000   ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT
                SERIES A                                                                7.50          12/15/2029          2,427,724
    1,000,000   CENTRAL DAUPHIN PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX
                REVENUE, MBIA INSURED)SS.                                               7.50          02/01/2030          1,267,680
    1,520,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                  5.63          10/01/2015          1,534,394
    3,500,000   DAUPHIN COUNTY PA HAPSCO WESTERN PA HOSPITAL PROJECT B
                (HOSPITAL REVENUE, MBIA INSURED)                                        6.25          07/01/2016          3,899,595
      925,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                GOVERNMENT SERIES C                                                     7.75          07/01/2027          1,309,245
    1,750,000   EASTON PA AREA SCHOOL DISTRICT SERIES 2006 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                       7.75          04/01/2025          2,251,235
    1,750,000   HARRISBURG PA AUTHORITY HARRISBURG UNIVERSITY OF SCIENCE
                SERIES A (COLLEGE & UNIVERSITY REVENUE)                                 5.40          09/01/2016          1,783,565
      500,000   LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE OBLIGATED
                GROUP                                                                   5.80          11/01/2012            496,915
    1,880,000   PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A (HCFR LOC)         5.70          11/15/2011          2,024,647
      585,000   PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FRANKLIN
                TOWNE CHARTER HIGH SERIES A (IDR)                                       5.00          01/01/2017            603,182
    2,000,000   PITTSBURGH PA REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY
                DEVELOPMENT PROJECT (PROPERTY TAX REVENUE LOC)^                         4.27          08/01/2019          1,187,600

                                                                                                                         18,785,782
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
PUERTO RICO - 1.72%
$   1,000,000   COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)                5.65%         07/01/2015    $     1,114,100
    2,875,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES N (TOLL ROAD REVENUE, ASSURED GUARANTY)                          5.25          07/01/2034          3,295,584
    1,015,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY                                                       5.00          02/01/2010          1,041,908
    1,000,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A                 5.50          10/01/2017          1,069,460

                                                                                                                          6,521,052
                                                                                                                    ---------------
SOUTH CAROLINA - 7.23%
    3,500,000   CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION
                CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)               5.00          12/01/2018          3,689,035
    5,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                               7.98          01/01/2027          1,066,900
      400,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                               7.98          01/01/2028             78,932
   10,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                               7.98          01/01/2032          1,493,712
    2,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
                APPRECIATION SERIES B^                                                  7.98          01/01/2038            225,675
    1,650,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING
                EQUITY PREREFUNDEDSS.                                                   6.00          12/01/2012          1,853,099
    1,350,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING
                EQUITY PREREFUNDEDSS.                                                   6.00          12/01/2021          1,516,172
    1,495,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
                REVENUE, CIFG INSURED)                                                  5.00          12/01/2020          1,592,833
    2,000,000   NEWBERRY INVESTING IN CHILDREN EDUCATION NEWBERRY COUNTY
                (LEASE REVENUE)                                                         5.00          12/01/2030          2,082,660
    2,000,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR PICKENS SCHOOL
                DISTRICT SC PICKENS COUNTY PROJECT (LEASE REVENUE, FIRST
                SECURITY BANK LOC)                                                      5.00          12/01/2031          2,100,000
    1,375,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR WILLIAMSBURG
                SCHOOL DISTRICT SC WILLIAMSBURG COUNTY PROJECT (LEASE REVENUE,
                RADIAN INSURED)                                                         5.00          12/01/2031          1,423,978
    3,540,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
                UNIVERSITY REVENUE, AMBAC INSURED)                                      5.50          10/01/2030          3,757,073
    3,485,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                       6.88          08/01/2027          4,086,406
    2,400,000   SOUTH CAROLINA STATE PORTS AUTHORITY                                    7.80          07/01/2009          2,428,176

                                                                                                                         27,394,651
                                                                                                                    ---------------
SOUTH DAKOTA - 1.65%
    2,000,000   LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                      5.50          05/01/2019          1,993,780
      500,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION              7.00          11/01/2013            533,385
    1,290,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION              7.00          11/01/2023          1,377,501
      275,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                        4.75          04/01/2010            278,297
      285,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                        5.00          04/01/2011            291,737
      300,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                        5.25          04/01/2012            311,613
      320,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                        5.25          04/01/2013            333,869
      420,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES B          5.00          04/01/2014            425,943
      685,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES A          5.50          04/01/2018            705,845

                                                                                                                          6,251,970
                                                                                                                    ---------------
TENNESSEE - 0.29%
    1,075,000   MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD
                PRESCOTT PLACE APARTMENTS PROJECTSS.+/-                                 5.13          05/01/2038          1,106,121
                                                                                                                    ---------------
TEXAS - 7.05%
      265,000   ARANSAS COUNTY TX NAVAL DISTRICT #1 (PROPERTY TAX REVENUE,
                AMBAC INSURED)                                                          4.00          02/15/2014            264,518
      285,000   ARANSAS COUNTY TX NAVAL DISTRICT #1 (PROPERTY TAX REVENUE,
                AMBAC INSURED)                                                          4.00          02/15/2016            279,745

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
TEXAS (continued)
$     310,000   ARANSAS COUNTY TX NAVAL DISTRICT #1 (PROPERTY TAX REVENUE,
                AMBAC INSURED)                                                          4.25%         02/15/2018    $       306,528
      340,000   ARANSAS COUNTY TX NAVAL DISTRICT #1 (PROPERTY TAX REVENUE,
                AMBAC INSURED)                                                          4.50          02/15/2020            341,329
    5,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                 5.00          08/15/2034          5,760,205
      200,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                CENTER FIRST TIER SERIES B (OTHER REVENUE)                              6.00          01/01/2009            203,904
      475,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                CENTER FIRST TIER SERIES B (OTHER REVENUE)                              6.00          01/01/2010            489,122
    1,075,000   BRAYAN TX (WATER & SEWER REVENUE, FGIC INSURED)                         4.25          07/01/2027          1,032,559
    1,250,000   DENTON TX (WATER & SEWER REVENUE, MBIA INSURED)                         4.25          12/01/2029          1,195,538
    1,200,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                           5.25          10/01/2016          1,258,092
    1,190,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                           5.25          10/01/2017          1,249,000
    5,615,000   HARRIS COUNTY TX HOUSING FINANCE CORPORATION THE GARDENS AT
                TOMBALL (HOUSING REVENUE, FNMA)SS.+/-                                   4.90          11/01/2039          5,627,072
    1,000,000   HOUSTON TX COMMUNITY COLLEGE SYSTEM REFERENDUM JUNIOR LIEN
                STUDENT FEE (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                4.50          04/15/2028            994,600
    3,000,000   LA JOYA TX INDEPENDENT SCHOOL DISTRICT PREREFUNDED (PROPERTY
                TAX REVENUE LOC)SS.                                                     5.50          02/15/2025          3,149,190
      780,000   MUELLER LOC GOVERNMENT CORPORATION TEXAS (OTHER REVENUE)                4.38          09/01/2023            771,420
      500,000   RED RIVER TX HOECHST CELANESE CORPORATION PROJECT                       5.20          05/01/2007            500,350
      980,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                INSURED)                                                                4.75          02/15/2021            992,564
    1,030,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE KIPP INCORPORATED
                SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)                          4.70          02/15/2020          1,041,773
    1,220,000   WILLACY COUNTY TX LOC (STATE & LOCAL GOVERNMENTS)                       6.00          03/01/2009          1,235,994

                                                                                                                         26,693,503
                                                                                                                    ---------------
UTAH - 0.71%
    2,375,000   SALT LAKE CITY UT IHC HOSPITALS INCORPORATED (HOSPITAL
                REVENUE, AMBAC INSURED)                                                 6.30          02/15/2015          2,699,995
                                                                                                                    ---------------
VIRGINIA - 0.64%
    2,425,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A
                SUBSERIES A1 (HOUSING REVENUE, GO OF AUTHORITY)                         4.75          01/01/2024          2,437,343
                                                                                                                    ---------------
WASHINGTON - 1.73%
    1,500,000   NJB PROPERTIES KING COUNTY WA PROJECT SERIES A (LEASE REVENUE)          5.00          12/01/2019          1,610,640
    1,200,000   OKANOGAN COUNTY WA IRRIGATION DISTRICT                                  4.75          12/01/2013          1,218,852
    1,865,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED                                                            6.50          06/01/2026          2,041,690
    1,000,000   WASHINGTON STATE HCFR KADLEC MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE, GUARANTEE AGREEMENT)                                           5.00          12/01/2030          1,045,980
      615,000   WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                PROJECT A                                                               5.35          07/01/2014            620,707

                                                                                                                          6,537,869
                                                                                                                    ---------------
WEST VIRGINIA - 0.39%
      500,000   BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM
                (SEWER REVENUE)                                                         5.00          10/01/2022            501,925
      215,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A            5.00          06/01/2015            222,149
      750,000   WEST VIRGINIA WATER DEVELOPMENT AUTHORITY INFRASTRUCTURE JOBS
                PROGRAM SERIES A (WATER REVENUE, FIRST SECURITY BANK LOC)               4.75          10/01/2037            766,118

                                                                                                                          1,490,192
                                                                                                                    ---------------
WISCONSIN - 7.55%
      355,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI (EXCISE TAX
                REVENUE)                                                                5.75          06/01/2012            380,972
    8,150,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED         6.00          06/01/2017          8,742,261
    1,200,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                SERIES A                                                                5.75          08/01/2035          1,222,080
      520,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                               5.35          12/01/2010            525,762
      390,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                               5.50          12/01/2011            394,551

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN (continued)
$   2,800,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES
                A (SALES TAX REVENUE LOC)                                               5.50%         12/15/2016    $     3,156,860
      250,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES
                A (SALES TAX REVENUE, MBIA INSURED)                                     5.50          12/15/2017            283,813
    3,750,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECTSS.+/-        5.00          12/01/2027          3,816,638
    1,000,000   WESTON WI CDA SERIES A                                                  4.50          10/01/2019          1,016,970
    1,600,000   WESTON WI CDA SERIES A                                                  5.25          10/01/2020          1,722,080
      645,000   WESTON WI CDA SERIES A                                                  4.70          10/01/2021            660,441
      205,000   WISCONSIN HEFA AGNESIAN HEALTHCARE INCORPORATED                         5.10          07/01/2008            207,741
    3,315,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E             4.90          11/01/2035          3,401,654
      195,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                (HOUSING REVENUE, AMBAC INSURED)                                        4.70          11/01/2025            198,937
    2,805,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                (HOUSING REVENUE, AMBAC INSURED)                                        4.90          11/01/2035          2,866,878

                                                                                                                         28,597,638
                                                                                                                    ---------------
WYOMING - 0.94%
    3,500,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                CHASE BANK LOC)                                                         4.65          12/01/2016          3,571,914
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $358,324,120)                                                                       369,808,185
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 2.28%

COMMERCIAL PAPER - 0.92%
    3,500,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                 4.05          04/12/2007          3,500,000
                                                                                                                    ---------------

SHARES
MUTUAL FUNDS - 1.36%
    5,134,947   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                                          5,134,947
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,634,947)                                                                            8,634,947
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $366,959,067)*                                      99.90%                                                    $   378,443,132

OTHER ASSETS AND LIABILITIES, NET                          0.10                                                             365,004
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   378,808,136
                                                         ------                                                     ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,134,947.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 98.60%

ALABAMA - 0.01%
$      75,000   ALABAMA 21ST CENTURY AUTHORITY (EXCISE TAX REVENUE)                      5.00%        12/01/2007    $        75,476
                                                                                                                    ---------------
ALASKA - 0.99%
    4,000,000   ALASKA INDIVIDUAL DEVELOPMENT & EXPORT REVOLVING FUND
                SERIES A (AIRPORT REVENUE, MBIA INSURED)                                 5.88         04/04/2014          4,080,160
      460,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY
                (UTILITIES REVENUE LOC)                                                  6.00         01/01/2015            480,401
      405,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET BACKED (EXCISE TAX REVENUE)                     4.50         06/01/2008            408,888
      840,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX
                REVENUE)SS.                                                              6.20         06/01/2022            880,866
      550,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX
                REVENUE)SS.                                                              6.50         06/01/2031            595,623

                                                                                                                          6,445,938
                                                                                                                    ---------------
ARIZONA - 2.63%
    2,150,000   ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION JUNIOR
                SUBORDINATE SERIES                                                       6.30         12/01/2008          2,159,998
    3,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDRENS
                HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                               4.50         02/01/2042          3,012,000
    1,240,000   MARICOPA COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECTSS.+/-            4.75         08/01/2020          1,239,033
      500,000   MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL WASTE
                MANAGEMENT INCOME PROJECT (SOLID WASTE REVENUE)SS.+/-                    3.55         12/01/2031            497,440
    1,265,000   SANTA CRUZ COUNTY AZ IDASS.+/-                                           4.75         08/01/2020          1,264,228
    1,535,000   TUCSON & PIMA COUNTY AZ IDA SFMR SERIES 1A (SFMR LOC)SS.+/-              5.50         01/01/2035          1,538,607
    1,500,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)              4.85         07/15/2014          1,500,540
    1,060,000   WATSON ROAD AZ COMMUNITY FACILITIES DISTRICT                             4.50         07/01/2007          1,059,682
    2,632,358   WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN
                RESERVATION FORT APACHE TIMBER EQUIPMENT LEASE                           6.25         03/04/2012          2,719,358
    2,130,000   YAVAPAI COUNTY AZ IDA                                                    5.45         06/01/2033          2,144,356

                                                                                                                         17,135,242
                                                                                                                    ---------------
ARKANSAS - 0.98%
      500,000   GARLAND COUNTY AR FACILITIES BOARD                                       4.20         10/01/2009            497,305
      495,000   GARLAND COUNTY AR FACILITIES BOARD                                       4.30         10/01/2010            492,297
      215,000   GARLAND COUNTY AR FACILITIES BOARD                                       4.40         10/01/2011            214,220
      505,000   GARLAND COUNTY AR FACILITIES BOARD                                       4.50         10/01/2012            504,758
      510,000   GARLAND COUNTY AR FACILITIES BOARD HOT SPRINGS VILLAGE                   3.75         10/01/2007            508,343
    4,000,000   NORTH LITTLE ROCK AR SERIES A (ELECTRIC REVENUE, MBIA INSURED)           6.50         07/01/2010          4,170,240

                                                                                                                          6,387,163
                                                                                                                    ---------------
CALIFORNIA - 10.51%
      105,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
                HOSPITAL ASSOCIATION SERIES C                                            4.00         03/01/2008            105,063
    2,500,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE
                BACKED SECURITIES PROGRAM SERIES C PUTTABLE (HOUSING
                REVENUE, GNMA INSURED)SS.                                                4.10         08/01/2039          2,494,575
    1,165,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES A
                (HOUSING REVENUE LOC)+/-                                                 6.63         06/01/2033          1,194,102
      250,000   CALIFORNIA STATE DWR SERIES A                                            5.50         05/01/2007            250,383
    2,125,000   CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
                (OTHER REVENUE LOC)SS.+/-                                                3.74         06/01/2013          2,125,000
      700,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-           4.20         05/15/2029            700,000
      450,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                (HCFR LOC)SS.+/-                                                         4.07         05/15/2029            450,000
      675,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT
                (GO - STATES, TERRITORIES)                                               4.60         11/01/2013            674,669
      675,000   CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES
                A4SS.+/-                                                                 5.25         05/15/2025            692,064
    4,500,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-             4.14         12/01/2028          4,500,000
      170,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                SETTLEMENT REVENUE ENHANCED ASSET-BACKED SERIES A (EXCISE TAX
                REVENUE)                                                                 5.00         06/01/2016            170,172

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  46,700,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA SERIES
                2003 A1 (EXCISE TAX REVENUE)                                             6.25%        06/01/2033    $    51,665,611
    1,520,000   OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)                 5.65         08/01/2014          1,557,787
      255,000   PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)                  4.90         07/01/2010            253,679
      370,000   PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)                  5.00         07/01/2011            369,271
      850,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                                 5.50         03/01/2008            854,573
      475,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                                 4.50         03/01/2011            475,660

                                                                                                                         68,532,609
                                                                                                                    ---------------
COLORADO - 3.16%
   12,750,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                        4.25         12/20/2040         12,749,490
    1,005,000   COLORADO ECFA DENVER ACADEMY SERIES A                                    5.00         05/01/2008          1,003,382
       20,000   COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
                PROJECT                                                                  4.90         09/15/2007             20,025
    2,500,000   COLORADO HFA WINRIDGE APARTMENTS (HOUSING REVENUE, FNMA INSURED)
                SS.+/-                                                                   3.67         02/15/2028          2,500,000
      750,000   EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT REVENUE)      5.00         05/01/2011            763,463
    1,000,000   MUNICIPAL SUBDISTRICT OF NORTHERN COLORADO WATER CONSERVANCY
                SERIES G (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)           5.25         12/01/2015          1,020,210
    2,465,000   SAND CREEK METROPOLITAN DISTRICT COLORADO                                6.63         12/01/2017          2,591,800

                                                                                                                         20,648,370
                                                                                                                    ---------------
CONNECTICUT - 0.14%
      920,000   CONNECTICUT STATE HEFA NEW OPPORTUNITIES FOR WATERBURY
                SERIES A (LEASE REVENUE LOC)                                             6.75         07/01/2013            931,491
                                                                                                                    ---------------
DELAWARE - 0.46%
    2,860,000   DELAWARE STATE CHRISTIANA CARE HEALTH SERVICES (HCFR,
                AMBAC INSURED)                                                           5.25         10/01/2010          3,003,429
                                                                                                                    ---------------
DISTRICT OF COLUMBIA - 2.13%
    7,400,000   DISTRICT OF COLUMBIASS.+/-                                               3.65         06/01/2019          7,400,000
    1,000,000   DISTRICT OF COLUMBIA HOUSING FINANCE AGENCY WESLEY HOUSE
                APARTMENTS PROJECT B (HOUSING REVENUE)                                   4.10         03/01/2009            998,350
      740,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION            5.38         05/15/2010            766,936
    1,500,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B
                PREREFUNDED (AIRPORT REVENUE, MBIA INSURED)SS.                           5.70         10/01/2014          1,528,095
    3,105,000   WASHINGTON DC CONVENTION CENTER AUTHORITY SENIOR LIEN
                PREREFUNDED (EXCISE TAX REVENUE, AMBAC INSURED)SS.                       5.00         10/01/2021          3,196,070

                                                                                                                         13,889,451
                                                                                                                    ---------------
FLORIDA - 4.30%
    3,250,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                          4.80         11/01/2012          3,240,283
      138,000   BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                     6.50         09/01/2022            143,000
    3,500,000   BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-            4.14         12/01/2028          3,500,000
    3,375,000   BROWARD COUNTY FL WHEELABRATOR SERIES A                                  4.50         12/01/2011          3,425,119
    1,500,000   CITIZENS PROPERTY INSURANCE CORPORATION FLORIDA HIGH RISK
                ACCOUNT SERIES A (OTHER REVENUE, MBIA INSURED)                           5.00         03/01/2011          1,571,055
      965,000   ESCAMBIA COUNTY FL HFA MULTICOUNTY SERIES A2 (HOUSING
                REVENUE LOC)                                                             6.95         04/01/2024            994,770
    1,200,000   ESCAMBIA COUNTY HFA MULTI COUNTY PROGRAM SERIES A1 (SFHR,
                FHLMC)                                                                   4.15         10/01/2021          1,199,940
      435,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                HEALTH SYSTEM SERIES G (HCFR LOC)                                        5.00         11/15/2009            446,919
      400,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                HEALTH SYSTEM SERIES G (HCFR LOC)                                        5.00         11/15/2010            414,176
      495,000   HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES PROJECT
                UNIVERSITY COMMUNITY HOSPITAL SERIES A (HCFR LOC)                        4.90         08/15/2007            496,703
      455,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION
                METROPOLITAN PARKING SOLUTIONS PROJECT (IDR LOC)                         3.63         10/01/2008            451,783
        5,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION
                METROPOLITAN PARKING SOLUTIONS PROJECT (IDR LOC)                         3.80         10/01/2009              4,979
      205,000   MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING
                REVENUE LOC)                                                             6.50         11/01/2023            205,361

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$   1,180,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B (OTHER
                REVENUE)SS.+/-                                                           5.00%        05/01/2031    $     1,231,719
    2,500,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                MBIA INSURED)SS.+/-                                                      5.50         05/01/2030          2,656,450
    1,610,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL
                REVENUE, MBIA INSURED)                                                   5.00         05/01/2011          1,685,541
      650,000   ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR ST. JOHNS
                PROJECT SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.                   8.00         01/01/2017            722,586
    1,466,000   TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CERTIFICATES FL
                SERIES 2004 C CLASS A                                                    4.05         11/01/2008          1,439,158
    4,200,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                      4.14         12/01/2028          4,200,000

                                                                                                                         28,029,542
                                                                                                                    ---------------
GEORGIA - 0.84%
    1,000,000   ATLANTA GA SERIES A (WATER REVENUE LOC)                                  5.50         11/01/2011          1,066,990
    2,343,651   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                       4.20         08/01/2013          2,344,284
      878,143   DALTON GA SCHOOL DISTRICT LEASE #996-021203 SERIES B                     4.20         08/01/2013            878,381
      743,210   GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                  4.20         03/01/2013            743,485
      438,218   PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                4.20         03/01/2013            438,292

                                                                                                                          5,471,432
                                                                                                                    ---------------
ILLINOIS - 3.77%
    3,405,000   AURORA IL SERIES B                                                       4.90         12/30/2011          3,435,611
      940,000   AURORA IL TAX INCREMENTAL REVENUE                                        5.00         12/30/2008            946,975
      990,000   AURORA IL TAX INCREMENTAL REVENUE                                        5.00         12/30/2009          1,000,306
    3,000,000   CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDED (HOUSING
                REVENUE)SS.                                                              5.00         07/01/2012          3,175,650
    1,500,000   CHICAGO IL SERIES C (HOUSING REVENUE, GNMA)                              4.20         06/01/2022          1,503,375
    2,225,000   CHICAGO IL SERIES E (HOUSING REVENUE, GNMA)                              4.15         06/01/2022          2,223,732
    1,000,000   ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY
                PROJECTSS.+/-                                                            4.80         08/01/2025          1,000,330
       90,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION
                PROVIDERS SERIES A                                                       4.90         07/01/2007             90,140
      390,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION
                PROVIDERS SERIES A                                                       5.38         07/01/2009            399,387
      215,000   ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS                   4.63         07/01/2008            214,920
    1,050,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL
                HOSPITAL (HOSPITAL REVENUE)                                              5.50         10/01/2010          1,097,513
      560,000   ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL
                CENTER SYSTEMS PROJECT (HCFR LOC)                                        5.25         10/01/2009            572,751
      500,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE,
                FIRST SECURITY BANK LOC)                                                 4.38         07/01/2015            501,175
    1,500,000   ILLINOIS STATE (OTHER REVENUE, FGIC INSURED)                             5.35         02/01/2015          1,516,890
    1,490,000   SALEM IL AMERICANA BUILDING PRODUCTSSS.+/-                               4.45         04/01/2017          1,490,000
    1,150,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT DEBT CERTIFICATES                                               4.50         03/01/2013          1,149,931
    1,220,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT DEBT CERTIFICATES                                               4.50         03/01/2014          1,219,927
    1,295,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT DEBT CERTIFICATES                                               4.50         03/01/2015          1,294,922
    1,370,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT DEBT CERTIFICATES                                               4.50         03/01/2016          1,369,918
      340,000   UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS
                HOSPITAL                                                                 6.05         12/01/2011            365,354

                                                                                                                         24,568,807
                                                                                                                    ---------------
INDIANA - 0.58%
      765,000   BEECH GROVE IN SCHOOL BUILDING CORPORATION (LEASE REVENUE,
                MBIA INSURED)                                                            6.25         07/05/2016            863,280
      695,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (OTHER
                REVENUE)                                                                 4.00         08/15/2012            695,473
      380,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (OTHER
                REVENUE)                                                                 4.00         08/15/2012            380,258
      795,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES C (OTHER
                REVENUE)                                                                 4.00         08/15/2012            794,777
    1,045,000   SHELBY COUNTY IN JAIL BUILDING CORPORATION                               5.40         07/15/2008          1,056,829

                                                                                                                          3,790,617
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
IOWA - 4.09%
$   1,250,000   CORALVILLE IA SERIES K                                                   5.00%        06/01/2007    $     1,251,588
    2,000,000   IOWA FINANCIAL AUTHORITY IPSCO PROJECT (IDR)SS.+/-                       6.00         06/01/2027          2,004,340
      490,000   MUSCATINE IA (ELECTRIC REVENUE)                                          9.70         01/01/2013            567,969
      715,000   SHELDON IA SIOUX VALLEY HOSPITALS & HEALTH SYSTEMS
                REVENUESS.+/-                                                            3.95         11/01/2015            715,000
    2,170,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED SERIES B (EXCISE TAX REVENUE LOC)                           5.50         06/01/2011          2,315,195
      180,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.            5.50         06/01/2012            193,441
    1,895,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.            5.50         06/01/2013          2,036,500
      385,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.            5.50         06/01/2014            413,748
   16,180,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.            5.30         06/01/2025         17,161,479

                                                                                                                         26,659,260
                                                                                                                    ---------------
KANSAS - 1.81%
    2,000,000   COUNTIES OF SEDWICK & SHAWNEE KS SERIES B-5 (HOUSING
                REVENUE, GNMA)                                                           4.10         12/01/2023          1,996,740
      445,000   MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                         4.15         08/01/2015            454,381
    7,250,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA
                LOC)                                                                     3.75         12/01/2012          7,244,345
    2,100,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA
                LOC)                                                                     3.85         12/01/2013          2,093,301

                                                                                                                         11,788,767
                                                                                                                    ---------------
KENTUCKY - 1.53%
    6,340,000   ASHLAND KY PCR                                                           5.70         11/01/2009          6,651,357
    2,750,000   KENTUCKY EDFA CATHOLIC HEALTH INITIATIVES SERIES A
                PREREFUNDEDSS.                                                           5.75         12/01/2015          2,941,455
      400,000   KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-             4.14         12/01/2028            400,000

                                                                                                                          9,992,812
                                                                                                                    ---------------
LOUISIANA - 1.23%
      915,000   JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY (HOUSING
                REVENUE LOC)                                                             7.55         12/01/2026            927,096
    1,200,000   LOUISIANA STATE OFFSHORE TERM AUTHORITY LOOP LLC PROJECT
                (IDR)SS.+/-                                                              4.38         10/01/2020          1,200,672
    1,914,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS               6.25         01/15/2011          2,062,622
      660,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                           5.00         09/01/2007            660,092
      270,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                  5.00         09/01/2007            270,038
    1,000,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                  5.00         09/01/2007          1,000,140
    1,875,000   VILLAGE OF EPPS LA                                                       7.25         06/01/2009          1,893,938

                                                                                                                          8,014,598
                                                                                                                    ---------------
MARYLAND - 0.47%
    3,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS
                APARTMENT PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED)SS.              4.90         05/15/2031          3,082,530
                                                                                                                    ---------------
MASSACHUSETTS - 2.90%
    4,000,000   FITCHBURG MA (OTHER REVENUE)                                             4.50         06/29/2007          4,004,600
      215,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL
                DISABILITIES INCORPORATED                                                6.25         06/01/2008            216,322
      775,000   MASSACHUSETTS HEFA EYE & EAR INFIRMARY SERIES B (HCFR LOC)               5.25         07/01/2009            794,336
    1,100,000   MASSACHUSETTS HOUSING FINANCE AGENCY INSURED CONSTRUCTION
                LOAN NOTES SERIES A (HOUSING REVENUE, FIRST SECURITY BANK
                LOC)                                                                     4.13         06/01/2009          1,101,540
    7,000,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY POWER
                SUPPLY (ELECTRIC REVENUE, AMBAC INSURED)SS.+/-                           5.45         07/01/2018          7,029,330
    2,500,000   MASSACHUSETTS PORT AUTHORITY DELTA AIRLINES INCORPORATED
                PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                          5.50         01/01/2013          2,644,575

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS (continued)
$   2,935,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCOME
                PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                          5.50%        01/01/2016    $     3,104,731

                                                                                                                         18,895,434
                                                                                                                    ---------------
MICHIGAN - 0.41%
    2,580,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OAKWOOD
                OBLIGATED GROUP (HOSPITAL REVENUE)                                       5.00         11/01/2009          2,647,802
                                                                                                                    ---------------

MINNESOTA - 0.98%
      370,000   ALEXANDRIA MN (IDR, US BANK NA LOC)SS.+/-                                4.15         06/01/2010            370,000
    1,385,000   DELANO MN (IDR, MARQUETTE BANK)SS.+/-                                    4.10         04/01/2017          1,385,000
      470,000   MINNESOTA DULUTH APARTMENT LEASE REVENUE SERIES 95C
                PREREFUNDED (AIRPORT REVENUE LOC)SS.                                     6.25         08/01/2014            475,659
      410,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A                          5.35         02/01/2008            414,080
    1,430,000   OWATONNA MN HOUSING SECOND CENTURY PROJECT SERIES A
                (HOUSING REVENUE)SS.+/-                                                  3.85         01/01/2030          1,430,000
    2,325,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
                AMBAC INSURED)                                                           5.40         01/01/2009          2,348,320

                                                                                                                          6,423,059
                                                                                                                    ---------------
MISSOURI - 2.10%
    3,000,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                        4.00         04/15/2026          2,989,440
    1,075,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                INCREMENTAL REVENUE)                                                     4.50         04/01/2021          1,083,127
    6,130,000   HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                         3.88         08/01/2018          6,090,523
    2,000,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                       5.25         12/01/2014          2,026,460
      800,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY
                RESOURCES AUTHORITY AMERICAN CYANAMID COMPANY                            5.80         09/01/2009            830,248
      125,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                SERIES B2                                                                6.40         03/01/2029            127,778
      200,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                SERIES D2                                                                6.30         03/01/2029            204,838
      325,000   NEVADA MO NEVADA REGIONAL MEDICAL CENTER                                 6.00         10/01/2007            326,515

                                                                                                                         13,678,929
                                                                                                                    ---------------
MONTANA - 0.73%
      925,000   MONTANA STATE BOARD INVESTMENT REFUNDED 1996 PAYROLL TAX
                (OTHER REVENUE, MBIA INSURED)                                            6.88         06/01/2020            965,534
    2,180,000   MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED 1996
                PAYROLL TAX (OTHER REVENUE, MBIA INSURED)                                6.88         06/01/2020          2,275,528
    1,445,000   MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
                REVENUE, MBIA INSURED)                                                   6.88         06/01/2020          1,508,320

                                                                                                                          4,749,382
                                                                                                                    ---------------
NEBRASKA - 0.14%
      880,000   O'NEILL NE ST. ANTHONY'S PROJECT                                         6.25         09/01/2012            922,134
                                                                                                                    ---------------
NEVADA - 0.79%
    1,495,000   CLARK COUNTY NEVADA PASSENGER FACILITIES LAS VEGAS
                MCCARRAN INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA
                INSURED)                                                                 5.38         07/01/2013          1,539,387
    2,000,000   DIRECTOR OF THE STATE OF NEVADA DEPARTMENT OF BUSINESS
                WASTE MANAGEMENT INCORPORATED (SOLID WASTE REVENUE)SS.+/-                3.30         10/01/2014          1,989,960
    1,145,000   NEVADA HOUSING DIVISION MULTIPLE UNIT RIVERWOOD I & II-A
                (HOUSING REVENUE, US BANK NA LOC)                                        3.90         04/01/2009          1,144,130
      500,000   WASHOE COUNTY NV                                                         5.00         06/01/2009            514,355

                                                                                                                          5,187,832
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
NEW HAMPSHIRE - 0.82%
$   2,660,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY FRANKLIN REGIONAL
                HOSPITAL ASSOCIATION PROJECT SERIES A PREREFUNDED (HCFR)SS.              6.05%        03/01/2009    $     2,783,530
    1,420,000   NEW HAMPSHIRE HEFA NEW HAMPSHIRE MEDICAL CENTER SERIES A                 4.00         10/01/2007          1,421,264
    1,110,000   NEW HAMPSHIRE STATE HFASS.+/-                                            6.30         07/01/2031          1,121,755

                                                                                                                          5,326,549
                                                                                                                    ---------------
NEW JERSEY - 6.32%
    3,000,000   BAYONNE NJ TRAN (PROPERTY TAX REVENUE)                                   5.00         09/19/2007          3,011,550
    1,000,000   CITY OF ASBURY PARK NJ                                                   5.00         09/06/2007          1,002,990
    1,490,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                REVENUE                                                                  5.63         06/15/2017          1,494,857
    2,100,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY SEABROOK VILLAGE
                INCOME SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                        8.00         11/15/2010          2,411,934
      695,000   NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HCFR LOC)                    4.80         08/01/2021            696,008
    4,885,000   NEW JERSEY HFFA ST. JOSEPH'S HOSPITAL & MEDICAL CENTER
                SERIES A (HCFR LOC)                                                      5.60         07/01/2007          4,902,879
      670,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE MEADOW BROOK
                APARTMENTS PROJECT SERIES A (MFHR, JPMORGAN CHASE BANK
                LOC)SS.+/-                                                               4.10         03/15/2040            669,732
    2,500,000   PASSAIC VALLEY NJ WATER COMMUNITY PROJECT NOTES (WATER
                REVENUE)                                                                 4.25         12/19/2007          2,508,200
    2,725,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ                              4.38         06/01/2019          2,732,112
   19,045,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                REVENUE)                                                                 5.75         06/01/2032         20,375,293
    1,365,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ ASSET-BACKED                 5.00         06/01/2009          1,403,602

                                                                                                                         41,209,157
                                                                                                                    ---------------
NEW MEXICO - 0.96%
      615,000   ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                       3.70         04/01/2010            614,895
      755,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY                                    4.05         07/01/2026            751,044
      510,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2
                (HOUSING REVENUE LOC)                                                    7.10         09/01/2030            524,581
    1,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS
                I (HOUSING REVENUE, GNMA INSURED)                                        4.40         01/01/2027          1,000,960
    1,060,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2
                (HOUSING REVENUE LOC)                                                    6.75         09/01/2029          1,073,473
      380,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2
                (HOUSING REVENUE LOC)                                                    6.80         03/01/2031            383,412
    1,805,000   NEW MEXICO STATE HOSPITAL EQUIPMENT LOAN COUNCIL
                PRESBYTERIAN HEALTHCARE SERIES A PREREFUNDED (HOSPITAL
                REVENUE)SS.                                                              5.50         08/01/2030          1,944,093

                                                                                                                          6,292,458
                                                                                                                    ---------------
NEW YORK - 7.36%
    2,460,000   AMHERST NY IDAG CIVIC FACILITIES SERIES A (IDR, RADIAN
                INSURED)SS.+/-                                                           4.20         10/01/2031          2,461,279
      500,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)SS.+/-                4.25         11/01/2037            501,075
    2,275,000   MIDDLETOWN NY HOUSING AUTHORITY SUMMITFIELD & MOORE
                HEIGHTS (MHFR, FNMA)                                                     3.90         07/01/2009          2,276,843
    8,500,000   MONROE COUNTY NY IDAG WOODLAND VILLAGE PROJECT PREREFUNDED
                (LEASE REVENUE)SS.                                                       8.55         11/15/2010          9,995,660
      505,000   NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C               5.63         11/01/2010            521,650
      205,000   NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
                PROGRAM F1 (IDR, ACA INSURED)                                            4.30         07/01/2010            207,534
    2,690,000   NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION SEAVIEW
                TOWERS SERIES A (MFHR)                                                   3.95         01/15/2009          2,695,784
    1,325,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A (COLLEGE & UNIVERSITY REVENUE)                      5.00         12/01/2016          1,345,220
    1,000,000   NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH
                CARE FACILITIES                                                          5.00         11/01/2011          1,038,140
    8,065,000   NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE &
                UNIVERSITY REVENUE, CIFG INSURED)SS.+/-                                  6.00         11/15/2023          8,879,888
      325,000   ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
                PROGRAM G1 (IDR, ACA INSURED)                                            4.35         07/01/2011            330,281
    1,900,000   PORT AUTHORITY NEW YORK & NEW JERSEY SERIES 2ND
                INSTALLMENT (AIRPORT REVENUE, GO OF AUTHORITY)                           5.10         07/01/2010          1,924,092

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
NEW YORK (continued)
$   8,000,000   RAMAPO NY HOUSING AUTHORITY SPRING VALLEY HOMES PROJECT
                SERIES A (HOUSING REVENUE, FNMA)SS.+/-                                   4.30%        12/15/2038    $     8,029,360
    2,870,000   ROOSEVELT NY UNION FREE SCHOOL DISTRICT TRAN (PROPERTY TAX
                REVENUE, STATE AID WITHHOLDING)                                          4.50         06/29/2007          2,872,640
      165,000   SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C1                     6.88         07/01/2010            173,004
    3,500,000   TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B-1C (OTHER
                REVENUE)                                                                 5.50         06/01/2017          3,716,125
    1,000,000   UTICA NY IDAG (COLLEGE & UNIVERSITY REVENUE, CITIZENS BANK
                LOC)SS.+/-                                                               4.50         10/01/2034          1,013,460

                                                                                                                         47,982,035
                                                                                                                    ---------------
NORTH CAROLINA - 0.60%
      800,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D                   6.00         01/01/2009            814,296
    2,035,000   NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME OWNERSHIP SERIES
                14A (HOUSING REVENUE, AMBAC INSURED)                                     4.35         01/01/2028          2,036,913
    1,000,000   PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                      5.30         12/01/2009          1,035,330

                                                                                                                          3,886,539
                                                                                                                    ---------------
OHIO - 2.01%
    5,240,000   CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BOND ANTICIPATION
                NOTES (OTHER REVENUE)                                                    4.00         03/01/2008          5,233,555
    4,000,000   FRANKLIN COUNTY OH (PROPERTY TAX REVENUE)                                5.38         12/01/2020          4,184,520
      700,000   LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                                5.50         02/15/2008            709,086
    3,000,000   LEIPSIC OH (WATER & SEWER REVENUE)                                       4.75         12/11/2007          2,995,110

                                                                                                                         13,122,271
                                                                                                                    ---------------
OKLAHOMA - 1.08%
    1,750,000   CACHE OK EDUCATIONAL GACS AUTHORITY EDUCATIONAL FACILITIES               3.90         09/01/2010          1,737,785
    1,200,000   CHEROKEE NATION OF OK HEALTHCARE SYSTEM SERIES 2006 (HCFR, ACA
                INSURED)++                                                               4.10         12/01/2011          1,201,104
      665,000   COMANCHE COUNTY OK EDFA HOSPITAL PROJECT SERIES B                        5.35         07/01/2008            673,379
      230,000   GRADY COUNTY OK EDUCATION FACILITIES AUTHORITY (LEASE REVENUE)           4.75         09/01/2011            234,704
    1,755,000   OKARCHE OK EDFA CHICKASHA PUBLIC SCHOOLS PROJECT                         4.50         09/01/2008          1,772,989
    1,325,000   OKLAHOMA STATE INDUSTRIAL AUTHORITY REVENUE                              6.25         08/15/2015          1,403,586

                                                                                                                          7,023,547
                                                                                                                    ---------------
OREGON - 0.85%
    3,000,000   MEDFORD OR HOSPITAL FACILITIES AUTHORITY ROGUE VALLEY MANOR
                PROJECT (HCFR LOC)SS.+/-                                                 3.68         08/15/2032          3,000,000
    2,500,000   WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
                SERIES B (ELECTRIC REVENUE)                                              5.00         01/01/2012          2,548,500

                                                                                                                          5,548,500
                                                                                                                    ---------------
OTHER - 0.86%
    1,637,000   MFHR BOND PASS THROUGH CERTIFICATES BENEFICIAL OWNERSHIP
                SERIES 14 PARK ROW HOUSTON HFC PUTTABLE (MFHR, GUARANTEE
                AGREEMENT)SS.                                                            5.75         11/01/2034          1,721,764
    3,949,489   MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                PASSTHRU CERTIFICATES C+/-                                               3.38         11/01/2008          3,901,068

                                                                                                                          5,622,832
                                                                                                                    ---------------
PENNSYLVANIA - 7.16%
      930,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY PITTSBURGH
                MERCY HEALTH SYSTEM (HOSPITAL REVENUE, AMBAC INSURED)                    5.40         08/15/2009            959,025
    1,740,000   ALLENTOWN PA SACRED HEART HOSPITAL                                       4.75         07/01/2008          1,732,570
    1,580,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                   5.25         10/01/2010          1,591,534
    6,500,000   CONNEAUT PA SCHOOL DISTRICT NOTES (PROPERTY TAX REVENUE, STATE
                AID WITHHOLDING)                                                         3.80         11/01/2009          6,491,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
PENNSYLVANIA (continued)
$   1,005,000   DELAWARE COUNTY PA HOSPITAL AUTHORITY CROZNER KEYSTONE OBLIGATION
                GROUP SERIES B (HOSPITAL REVENUE)                                        5.00%        12/15/2008    $     1,020,708
    3,750,000   DELAWARE RIVER PORT AUTHORITY PA & NJ (TOLL ROAD REVENUE LOC)            5.45         01/01/2012          3,792,525
    7,000,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                (OTHER REVENUE LOC)SS.+/-                                                0.89         07/01/2027          6,988,310
      500,000   LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE
                OBLIGATED GROUP                                                          5.80         11/01/2012            496,915
      675,000   MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY SERIES B (IDR)             5.00         11/15/2009            692,820
    1,723,077   PENNSYLVANIA HFA SFMRSS.+/-                                              4.17         06/01/2008          1,723,077
    7,300,000   PENNSYLVANIA HOUSING FINANCE AGENCY MULTI-FAMILY DEVELOPMENT
                SERIES L (MFHR, GO OF AUTHORITY)                                         4.20         07/01/2009          7,310,950
    1,215,000   PHILADELPHIA PA HOSPITALS & HEFAR JEANES HEALTH SYSTEMS PROJECT          6.60         07/01/2010          1,274,183
    5,630,000   PHILADELPHIA PA HOSPITALS & HEFAR JEFFERSON HEALTH SYSTEMS
                SERIES A (HCFR LOC)                                                      5.25         05/15/2010          5,753,353
    1,210,000   PHILADELPHIA PA SERIES B (AIRPORT REVENUE, FGIC INSURED)                 5.50         06/15/2016          1,289,824
    1,000,000   SUSQUEHANNA AREA REGIONAL AIRPORT SUBSERIES C2 (AIRPORT REVENUE,
                AMBAC INSURED)SS.+/-                                                     3.85         01/01/2010          1,000,000
    1,000,000   SUSQUEHANNA AREA REGULATION AIRPORT AUTHORITY PA SERIES C1
                (AIRPORT REVENUE, AMBAC INSURED)SS.+/-                                   3.98         01/01/2010          1,000,000
      450,000   SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO HARRISBURG
                LLC PROJECT                                                              5.25         01/01/2009            450,045
    3,175,000   WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT              4.00         06/15/2008          3,128,201

                                                                                                                         46,695,915
                                                                                                                    ---------------
PUERTO RICO - 0.71%
      310,000   CHILDREN'S TRUST FUND PUERTO RICO                                        4.00         05/15/2010            309,358
    2,925,000   CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                         5.75         07/01/2010          3,026,878
      925,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY                                                        5.00         02/01/2008            933,094
      390,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY                                                        5.00         12/01/2008            396,720

                                                                                                                          4,666,050
                                                                                                                    ---------------
RHODE ISLAND - 1.09%
    7,000,000   RHODE ISLAND STATE COP HOWARD CENTER IMPROVEMENTS (LEASE REVENUE,
                MBIA INSURED)                                                            5.38         10/01/2016          7,122,360
                                                                                                                    ---------------
SOUTH CAROLINA - 3.01%
    1,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                                7.98         01/01/2027            288,063
    2,835,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                                7.98         01/01/2028            559,431
   18,250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                                7.98         01/01/2037          1,781,565
   14,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
                APPRECIATION SERIES B^                                                   7.98         01/01/2038          1,308,915
      300,000   GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A             5.50         04/01/2011            304,251
    2,000,000   JASPER COUNTY SC SERIES A (OTHER REVENUE)                                3.85         07/15/2007          1,999,780
    5,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)SS.+/-                                          4.40         08/01/2039          5,500,000
    3,250,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.           7.13         12/15/2015          3,681,633
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                        6.88         08/01/2027          1,172,570
      760,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED
                PALMETTO HEALTH ALLIANCE SERIES A                                        5.00         08/01/2008            770,344
    2,255,000   SOUTH CAROLINA STATE PORTS AUTHORITY                                     7.80         07/01/2009          2,281,474

                                                                                                                         19,648,026
                                                                                                                    ---------------
SOUTH DAKOTA - 0.47%
      225,000   SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                           4.25         04/01/2008            224,978
      260,000   SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                           4.50         04/01/2009            261,087
      560,000   SOUTH DAKOTA EDFA MCFLEEG PROJECT B                                      4.38         04/01/2011            554,736

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
SOUTH DAKOTA (continued)
$   2,000,000   SOUTH DAKOTA STATE HEFAR (HFFA REVENUE, AMBAC INSURED)SS.+/-             4.00%        07/01/2031    $     1,999,900

                                                                                                                          3,040,701
                                                                                                                    ---------------
TENNESSEE - 0.73%
    2,550,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                INDUSTRIAL DEVELOPMENT BOARD (IDR, GUARANTEE AGREEMENT)SS.+/-            3.75         08/01/2031          2,548,011
    1,200,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR)SS.+/-             3.90         08/01/2019          1,200,000
    1,000,000   SEVIER COUNTY TENNESSEE UTILITY DISTRICT (UTILITIES REVENUE,
                AMBAC INSURED)                                                           5.40         05/01/2011          1,024,690

                                                                                                                          4,772,701
                                                                                                                    ---------------
TEXAS - 8.49%
    6,760,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                CENTER SECOND TIER SERIES B PREREFUNDED (OTHER REVENUE, ZC
                SPECIALTY INSURED)SS.                                                    5.75         01/01/2011          7,173,644
    9,655,000   BEXAR COUNTY TX REVENUE PROJECT                                          5.75         08/15/2022         10,130,123
      440,000   BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                   4.25         02/15/2011            446,794
    1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                            5.00         10/01/2011          1,250,110
      970,000   GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                APARTMENTS PROJECT (HOUSING REVENUE LOC)                                 3.88         01/01/2010            971,086
    5,940,000   HARRIS COUNTY TX (HOSPITAL REVENUE, MBIA INSURED)                        5.75         02/15/2012          6,278,283
    4,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                TEXAS CHILDRENS HOSPITAL PROJECT SERIES A (HOSPITAL REVENUE)             5.25         10/01/2019          4,149,040
    2,715,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                TEXAS MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE,
                FIRST SECURITY BANK LOC)                                                 5.20         05/15/2020          2,810,622
    3,350,000   LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST.
                JOSEPH HEALTH SYSTEM (HOSPITAL REVENUE)                                  5.25         07/01/2017          3,432,745
    5,165,000   MUNIMAE TRUST SERIES 2001-9 CLASS ASS.+/-                                3.90         08/24/2009          5,160,248
    1,840,000   ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT SERIES B
                (HOUSING REVENUE LOC)                                                    6.38         10/01/2011          1,840,773
      380,000   TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS PEBBLE BROOK
                APARTMENTS PROJECT                                                       4.95         12/01/2008            381,683
    7,075,000   TEXAS WATER DEVELOPMENT                                                  5.70         07/15/2013          7,086,249
    4,000,000   UNIVERSITY OF TEXAS FINANCING SYSTEM SERIES B PREREFUNDED
                (COLLEGE & UNIVERSITY REVENUE)SS.                                        5.38         08/15/2019          4,256,520

                                                                                                                         55,367,920
                                                                                                                    ---------------
UTAH - 0.16%
    1,077,340   DAVIS COUNTY UT SCHOOL DISTRICT                                          4.55         09/07/2008          1,067,374
                                                                                                                    ---------------
VIRGIN ISLANDS - 0.51%
    1,500,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                                5.50         10/01/2014          1,549,515
    1,750,000   VIRGIN ISLANDS PFA SERIES D                                              6.00         10/01/2007          1,767,255

                                                                                                                          3,316,770
                                                                                                                    ---------------
VIRGINIA - 1.03%
    1,700,000   HOPEWELL VA PUBLIC IMPROVEMENTS SERIES A                                 5.00         07/15/2009          1,705,984
    5,000,000   LOUISA VA IDA VA ELECTRIC & POWER COMPANY PROJECT SERIES A
                (IDR)SS.+/-                                                              4.25         04/01/2022          5,000,000

                                                                                                                          6,705,984
                                                                                                                    ---------------
WASHINGTON - 0.97%
      820,000   CLARK COUNTY WA INDUSTRIAL REVENUE CAMAS POWER BOILER LIMITED
                PROJECT SERIES A+/-                                                      3.38         08/01/2007            818,631
      975,000   KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX
                REVENUE)                                                                 6.38         12/01/2008          1,001,861
    1,000,000   KING COUNTY WA SERIES G PREREFUNDED (PROPERTY TAX REVENUE)SS.            5.00         12/01/2014          1,008,820
      590,000   QUINCY WA WATER & SEWER REVENUE                                          4.50         11/01/2008            591,499
      575,000   QUINCY WA WATER & SEWER REVENUE                                          4.75         11/01/2009            580,969

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON (continued)
$     205,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                 6.00%        06/01/2010    $       207,122
      200,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED                             5.25         06/01/2009            204,800
      690,000   WALLA WALLA WA HOUSING AUTHORITY WILBUR MANOR PROJECT
                (HOUSING REVENUE LOC)                                                    6.25         12/01/2011            690,421
    1,185,000   WASHINGTON STATE UNREFUNDED BALANCE SERIES 93 A (PROPERTY
                TAX REVENUE)                                                             5.75         10/01/2012          1,259,560

                                                                                                                          6,363,683
                                                                                                                    ---------------
WEST VIRGINIA - 0.27%
    1,420,000   BERKELEY COUNTY WV PUBLIC SEWER SERIES A (SEWER REVENUE)                 4.38         10/01/2011          1,413,979
      330,000   OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                        7.00         10/01/2010            348,685

                                                                                                                          1,762,664
                                                                                                                    ---------------
WISCONSIN - 4.39%
      465,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED          5.00         06/01/2008            470,287
      710,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED          5.00         06/01/2009            723,838
    1,765,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED          5.75         06/01/2011          1,872,683
    6,375,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED          6.00         06/01/2017          6,838,271
    2,875,000   FREEDOM WI SANITATION DISTRICT #1 BOARD ANTICIPATION NOTES
                (OTHER REVENUE)                                                          4.90         06/01/2011          2,897,856
       85,000   JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL REVENUE,
                MARSHALL & ISLEY BANK LOC)SS.+/-                                         3.68         06/01/2031             85,000
    2,000,000   KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)                        4.75         03/01/2011          2,018,920
      570,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                                4.85         12/01/2007            569,459
      605,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                                5.05         12/01/2008            605,974
      650,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                                5.20         12/01/2009            652,763
       15,000   STEVENS POINT WI CDA SECTION 8                                           6.50         09/01/2009             15,934
    2,685,000   WISCONSIN HEFA (HCFR LOC)                                                5.00         08/15/2009          2,749,306
      300,000   WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED
                CLASS A                                                                  4.25         08/15/2008            299,928
      200,000   WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED
                CLASS A                                                                  4.50         08/15/2009            200,472
    2,500,000   WISCONSIN HEFA BELLIN MEMORIAL HOSPITAL (HCFR, CIFG
                INSURED)SS.+/-                                                           3.76         02/15/2036          2,500,000
      175,000   WISCONSIN HEFA DIVINE SAVIOR HEALTHCARE SERIES A (HCFR LOC)              4.45         05/01/2007            175,067
    1,500,000   WISCONSIN HEFA THREE PILLARS COMMUNITIES                                 5.00         08/15/2010          1,533,525
      130,000   WISCONSIN HEFA TOMAH MEMORIAL HOSPITAL INCORPORATED PROJECT              4.13         07/01/2007            129,879
    2,420,000   WISCONSIN HEFA WHEATON FRANCISCAN SERVICES INCORPORATED
                (HCFR, MBIA INSURED)                                                     6.10         08/15/2009          2,550,027
    1,710,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F              5.20         07/01/2018          1,725,099

                                                                                                                         28,614,288
                                                                                                                    ---------------
WYOMING - 1.07%
    2,605,000   CONVERSE COUNTY WY MEMORIAL HOSPITAL PROJECT PREREFUNDED
                (NURSING HOME REVENUE)SS.                                                9.00         12/01/2010          3,082,418
    2,855,000   GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT SERIES
                ASS.+/-                                                                  4.30         06/01/2024          2,855,000
    1,050,000   TETON COUNTY WY HOSPITAL DISTRICT REVENUE ST. JOHN'S MEDICAL
                CENTER                                                                   5.25         12/01/2007          1,050,867

                                                                                                                          6,988,285
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $644,039,562)                                                                       643,098,715
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 1.68%

COMMERCIAL PAPER - 0.97%
    2,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         04/12/2007          2,000,000
    2,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         04/12/2007          2,000,000
      500,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         05/03/2007            500,000
      369,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         05/03/2007            369,000
    1,450,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         06/12/2007          1,450,000

                                                                                                                          6,319,000
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
MUTUAL FUNDS - 0.71%
    4,596,301   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $     4,596,301
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,915,301)                                                                          10,915,301
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $654,954,863)*                                  100.28%                                                       $   654,014,016

OTHER ASSETS AND LIABILITIES, NET                      (0.28)                                                            (1,805,791)
                                                      ------                                                        ---------------

TOTAL NET ASSETS                                      100.00%                                                       $   652,208,225
                                                      ------                                                        ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,596,301.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 100.29%

ALASKA - 0.58%
$   1,500,000   ALASKA INDIVIDUAL DEVELOPMENT & EXPORT REVOLVING FUND SERIES
                A (AIRPORT REVENUE, MBIA INSURED)                                        5.88%        04/04/2014    $     1,530,060
    1,000,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX
                REVENUE)SS.                                                              6.20         06/01/2022          1,048,650

                                                                                                                          2,578,710
                                                                                                                    ---------------
ARIZONA - 1.56%
    2,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDRENS
                HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                               4.50         02/01/2042          2,008,000
    2,005,000   MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL
                REVENUE)                                                                 5.00         07/01/2016          2,043,536
    1,825,000   MOHAVE COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECTSS.+/-              4.75         08/01/2020          1,824,927

    1,000,000   SANTA CRUZ COUNTY AZ IDASS.+/-                                           4.75         08/01/2020            999,390
                                                                                                                    ---------------
                                                                                                                          6,875,853

ARKANSAS - 1.37%
    4,465,000   ARKANSAS STATE STUDENT LOAN AUTHORITY REVENUE SUB-STUDENT
                LOAN SERIES B (HEFAR LOC, GSL INSURED)                                   5.35         06/01/2009          4,485,182
      585,000   LITTLE ROCK AR (AIRPORT REVENUE LOC)                                     3.50         11/01/2008            583,491
    1,000,000   SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)               4.00         07/01/2027            998,720

                                                                                                                          6,067,393
                                                                                                                    ---------------
CALIFORNIA - 12.39%
      160,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)              4.70         08/01/2016            161,077
      500,000   CALIFORNIA POLLUTION CONTROL FINACING AUTHORITY WASTE
                MANAGEMENT INCORPORATED PROJECT SERIES C (IDR)                           4.85         12/01/2027            501,770
    8,300,000   CALIFORNIA STATE DEPARTMENT OF WATER SUBSERIES G3 (WATER
                REVENUE, FIRST SECURITY BANK LOC)                                        3.55         05/01/2016          8,299,693
    8,500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-           4.20         05/15/2029          8,500,000
    8,050,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                (HCFR LOC)SS.+/-                                                         4.07         05/15/2029          8,050,000
    1,650,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-             4.14         12/01/2028          1,650,000
   25,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                SERIES 2003 A1 PREREFUNDED (EXCISE TAX REVENUE)SS.                       6.25         06/01/2033         27,658,250

                                                                                                                         54,820,790
                                                                                                                    ---------------
COLORADO - 2.93%
      193,331   ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
                (HOUSING REVENUE LOC)                                                    5.25         11/01/2019            193,447
   12,750,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                        4.25         12/20/2040         12,749,490

                                                                                                                         12,942,937
                                                                                                                    ---------------
DISTRICT OF COLUMBIA - 1.27%
    5,500,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B
                PREREFUNDED (AIRPORT REVENUE, MBIA INSURED)                              5.70         10/01/2014          5,603,015
                                                                                                                    ---------------
FLORIDA - 3.33%
    1,000,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                          4.80         11/01/2012            997,010
    2,200,000   BROWARD COUNTY FL WHEELABRATOR SERIES A                                  5.38         12/01/2009          2,274,624
    1,080,000   HALIFAX HOSPITAL MEDICAL CENTER FLORIDA HALIFAX MANAGEMENT
                SYSTEM SERIES A (HCFR, ACA INSURED)                                      4.60         04/01/2008          1,086,199
      250,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
                SOLUTIONS PROJECT (IDR LOC)                                              3.50         10/01/2007            249,248
    1,100,000   LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY
                PROJECT (HCFR)                                                           5.00         11/15/2009          1,120,240
    1,320,000   SANTA ROSA BAY BRIDGE AUTHORITY (TOLL ROAD REVENUE, ACA
                INSURED)^                                                                3.97         07/01/2008          1,256,719

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$   1,625,000   SANTA ROSA BAY BRIDGE AUTHORITY (TOLL ROAD REVENUE, ACA
                INSURED)^                                                                3.93%        07/01/2009    $     1,488,923
      450,000   TAMPA FL (WATER & SEWER REVENUE)                                         6.80         10/01/2007            457,016
    5,800,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                      4.14         12/01/2028          5,800,000

                                                                                                                         14,729,979
                                                                                                                    ---------------
GEORGIA - 0.19%
      835,000   COFFEE COUNTY GA COFFEE REGIONAL MEDICAL CENTER INCORPORATED
                PROJECT (HOSPITAL REVENUE)                                               5.00         12/01/2008            847,091
                                                                                                                    ---------------
ILLINOIS - 3.71%
      900,000   AURORA IL TAX INCREMENTAL REVENUE                                        5.00         12/30/2007            903,483
    1,030,000   CHICAGO IL (SALES TAX REVENUE, FGIC INSURED)                             5.25         01/01/2020          1,067,822
      175,000   ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECTSS.+/-        4.80         08/01/2025            175,058
    3,850,000   ILLINOIS STATE SERIES Q (SALES TAX REVENUE)                              6.00         06/15/2009          3,931,736
    1,000,000   LAKES REGION SANITATION DISTRICT IL DEBT CERTIFICATES                    4.13         12/01/2010          1,000,430
    4,435,000   NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY
                ILLINOIS WATER SUPPLY SYSTEMS (WATER REVENUE, MBIA INSURED)              5.13         05/01/2011          4,514,298
      830,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT (OTHER REVENUE)                                                 4.50         03/01/2008            829,950
      915,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT (OTHER REVENUE)                                                 4.50         03/01/2009            914,945
      970,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT (OTHER REVENUE)                                                 4.50         03/01/2010            969,942
    1,025,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT (OTHER REVENUE)                                                 4.50         03/01/2011          1,024,939
    1,085,000   ST. CLAIR MADISON MONROE ETC COUNTIES IL COMMUNITY COLLEGE
                DISTRICT (OTHER REVENUE)                                                 4.50         03/01/2012          1,084,935

                                                                                                                         16,417,538
                                                                                                                    ---------------
INDIANA - 5.20%
    8,080,000   ANDERSON IN CROSS LAKES APARTMENTS SERIES A                              5.50         07/01/2033          8,011,643
    2,500,000   ANDERSON IN REDEVELOPMENT DISTRICT BOND ANTICIPATION NOTES
                (TAX INCREMENTAL REVENUE)                                                4.38         10/04/2008          2,502,225
    9,365,000   INDIANAPOLIS IN COVERED BRIDGE SERIES ASS.+/-                            5.50         04/01/2030          8,975,041
    3,500,000   ROCKPORT IN MICHIGAN POWER COMPANY PROJECT SERIES A (PCR)SS.+/-          4.90         06/01/2025          3,508,260

                                                                                                                         22,997,169
                                                                                                                    ---------------
IOWA - 2.37%
    4,000,000   ANKENY IA SERIES A                                                       3.50         06/01/2007          3,996,160
    1,100,000   CHILLICOTHE IA IES UTILITIES INCORPORATED PROJECT (IDR)SS.+/-            3.60         11/01/2023          1,091,310
    1,000,000   IOWA FINANCIAL AUTHORITY CARE INITIATIVES PROJECT SERIES A
                (PROPERTY TAX REVENUE)                                                   5.00         07/01/2007          1,001,800
    2,000,000   IOWA FINANCIAL AUTHORITY IPSCO PROJECT (IDR)SS.+/-                       6.00         06/01/2027          2,004,340
    1,000,000   LANSING IA INTERSTATE POWER COMPANY (IDR)                                3.60         11/01/2008            990,710
    1,385,000   SHELDON IA SIOUX VALLEY HOSPITALS & HEALTH SYSTEMS REVENUESS.+/-         3.95         11/01/2015          1,385,000

                                                                                                                         10,469,320
                                                                                                                    ---------------
KANSAS - 4.67%
    1,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT (WATER REVENUE)SS.+/-            4.75         09/01/2015          1,002,730
    2,820,000   EMPORIA KS TEMPORARY NOTES (PROPERTY TAX REVENUE)                        4.13         10/15/2008          2,819,915
    2,000,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                ANTICIPATION NOTES BAKER UNIVERSITY SERIES A (HEFAR)                     5.25         05/01/2007          2,000,340
    1,000,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                ANTICIPATION NOTES BENEDICTINE SERIES B (HEFAR)                          5.25         05/01/2007            999,810
      750,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                ANTICIPATION NOTES BETHEL COLLEGE SERIES C (HEFAR)                       5.25         05/01/2007            749,858
      300,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                ANTICIPATION NOTES CENTRAL CHRISTIAN SERIES D (HEFAR)                    5.25         05/01/2007            299,943

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
KANSAS (continued)
$   1,600,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                ANTICIPATION NOTES OTTAWA UNIVERSITY SERIES E (HEFAR)                    5.25%        05/01/2007    $     1,599,696
      800,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                ANTICIPATION NOTES SOUTHWESTERN SERIES G (HEFAR)                         5.25         05/01/2007            799,848
    8,010,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)            3.75         12/01/2012          8,003,752
    2,390,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)            3.85         12/01/2013          2,382,376

                                                                                                                         20,658,268
                                                                                                                    ---------------
KENTUCKY - 2.24%
      115,000   COVINGTON KY ALLEN & ALLENSS.+/-                                         4.38         09/01/2016            115,000
    5,800,000   KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-             4.14         12/01/2028          5,800,000
    4,000,000   NEWPORT KY BID ANTICIPATION NOTES (OTHER REVENUE)                        4.05         12/01/2007          3,996,680

                                                                                                                          9,911,680
                                                                                                                    ---------------
LOUISIANA - 4.01%
    9,075,000   CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE
                CHARLES MEMORIAL HOSPITAL PROJECT (HCFR LOC)SS.+/-                       3.88         12/01/2018          9,075,000
    1,000,000   LIVINGSTON PARISH LA WATERWORKS BID ANTICIPATION NOTES (WATER
                REVENUE)                                                                 4.25         09/01/2008          1,000,060
    2,750,000   LOUISIANA STATE OFFSHORE TERM AUTHORITY LOOP LLC PROJECT
                (IDR)SS.+/-                                                              4.38         10/01/2020          2,751,540
    2,112,114   ORLEANS PARISH LA SCHOOL BOARD MUNICIPAL LEASE^^                         5.71         08/20/2007          2,103,497
      630,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                           5.00         09/01/2007            630,088
      500,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C                  5.00         09/01/2007            500,070
      505,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                  5.00         09/01/2007            505,071
    1,175,000   ST. BERNARD PARISH LOUISIANA (SALES TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                       5.00         03/01/2008          1,188,325

                                                                                                                         17,753,651
                                                                                                                    ---------------
MARYLAND - 0.17%
      755,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT
                PROGRAM                                                                  4.40         04/01/2023            755,898
                                                                                                                    ---------------
MASSACHUSETTS - 2.04%
    3,000,000   FITCHBURG MA (OTHER REVENUE)                                             4.50         06/29/2007          3,003,450
    6,000,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY POWER
                SUPPLY (ELECTRIC REVENUE, AMBAC INSURED)                                 5.45         07/01/2018          6,025,140

                                                                                                                          9,028,590
                                                                                                                    ---------------
MICHIGAN - 1.01%
    2,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED
                OBLIGATION BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK
                LOC)SS.+/-                                                               4.35         06/01/2041          2,500,700
    1,970,000   YPSILANTI MI SCHOOL DISTRICT STATE AID NOTES (EDUCATIONAL
                FACILITIES REVENUE)                                                      4.15         08/20/2007          1,972,108

                                                                                                                          4,472,808
                                                                                                                    ---------------
MINNESOTA - 0.72%
    3,180,000   CANBY MN COMMUNITY HOSPITAL DISTRICT #1 SIOUX VALLEY
                HOSPITALS & HEALTHSS.+/-                                                 3.95         11/01/2026          3,180,000
                                                                                                                    ---------------
MISSOURI - 3.42%
    4,550,000   HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                         3.88         08/01/2018          4,520,698
    3,083,377   MISSOURI STATE HEFA LEASE SUBLEASE PURCHASE                              3.09         07/15/2008          3,061,516
    2,750,000   MISSOURI STATE HEFA ROCKHURST UNIVERSITY REVENUE ANTICIPATION
                NOTES SERIES D (EDUCATIONAL FACILITIES REVENUE, HYPO PUBLIC
                FINANCE BANK)++                                                          5.25         04/25/2007          2,751,485
    1,970,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE
                SINGLE FAMILY HOMEOWNER LOAN SERIES C1 (HOUSING REVENUE LOC,
                GNMA/FNMA INSURED)                                                       7.15         03/01/2032          2,106,029
      450,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1                   4.80         03/01/2019            450,639

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MISSOURI (continued)
$   2,000,000   NEVADA MO NEVADA REGIONAL MEDICAL CENTER PREREFUNDED (HCFR)SS.           6.75%        10/01/2031    $     2,255,420

                                                                                                                         15,145,787
                                                                                                                    ---------------
MONTANA - 1.80%
    1,500,000   FORSYTH MT ADVISTA CORPORATION SERIES A (PCR, AMBAC INSURED)SS.+/-       5.00         10/01/2032          1,531,380
      355,000   MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS COMPENSATION
                PROJECT (OTHER REVENUE, MBIA INSURED)                                    6.88         06/01/2011            370,400
      940,000   MONTANA STATE BOARD INVESTMENT REFUNDED 1996 PAYROLL TAX (OTHER
                REVENUE, MBIA INSURED)                                                   6.88         06/01/2020            981,191
    2,230,000   MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED 1996 PAYROLL TAX
                (OTHER REVENUE, MBIA INSURED)                                            6.88         06/01/2020          2,327,719
    2,645,000   MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
                REVENUE, MBIA INSURED)                                                   6.88         06/01/2020          2,760,904

                                                                                                                          7,971,594
                                                                                                                    ---------------
NEBRASKA - 0.21%
      935,000   OMAHA NE TRIBE PUBLIC IMPROVEMENT AUTHORITY                              7.50         06/01/2009            936,000
                                                                                                                    ---------------
NEW HAMPSHIRE - 0.98%
    2,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY FRANKLIN REGIONAL
                HOSPITAL ASSOCIATION PROJECT SERIES A PREREFUNDED (HCFR)SS.              6.05         03/01/2009          2,092,880
    1,500,000   NEW HAMPSHIRE REVENUE ANTICIPATION NOTES CAPITAL NOTES SERIES
                B (HCFR)                                                                 4.75         04/24/2007          1,500,840
      750,000   NEW HAMPSHIRE REVENUE ANTICIPATION NOTES CAPITAL NOTES SERIES
                D (HCFR)                                                                 4.75         04/24/2007            750,420

                                                                                                                          4,344,140
                                                                                                                    ---------------
NEW JERSEY - 4.64%
    2,398,500   ASBURY PARK NJ BOAD ANTICIPATION NOTES (PROPERTY TAX REVENUE)            4.25         12/05/2007          2,398,044
    3,500,000   BAYONNE NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                5.00         10/26/2007          3,514,420
    2,000,000   PASSAIC VALLEY NJ WATER COMMUNITY PROJECT NOTES (WATER
                REVENUE)                                                                 4.25         12/19/2007          2,006,560
    6,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ                              4.38         06/01/2019          6,015,660
    6,155,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                REVENUE)                                                                 5.75         06/01/2032          6,584,927

                                                                                                                         20,519,611
                                                                                                                    ---------------
NEW MEXICO - 3.92%
    1,065,000   ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT                  5.00         01/01/2008          1,072,359
    1,030,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                (HOUSING REVENUE, GNMA INSURED)                                          3.90         01/01/2019          1,028,908
    1,550,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
                (HOUSING REVENUE, GNMA INSURED)                                          4.13         07/01/2019          1,549,938
   13,690,000   PUEBLO OF SANDIA NMSS.+/-                                                5.01         03/01/2015         13,690,000

                                                                                                                         17,341,205
                                                                                                                    ---------------
NEW YORK - 2.78%
    1,335,000   KIRYAS JOEL NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)            6.10         05/11/2007          1,336,202
    3,500,000   MONROE COUNTY NY IDAG WOODLAND VILLAGE PROJECT PREREFUNDED
                (LEASE REVENUE)SS.                                                       8.55         11/15/2010          4,115,860
    1,060,000   MONROE NY NEWPOWER CORPORATION                                           3.30         01/01/2009          1,037,486
    1,000,000   NEW YORK CONVENTION CENTER OPERATING CORPORATION YALE
                BUILDING ACQUISITION PROJECT PREREFUNDEDSS.                              5.25         06/01/2008          1,012,260
    1,415,000   NEW YORK STATE URBAN DEVELOPMENT STATE OFFICE S (LEASE
                REVENUE)^                                                                5.74         01/01/2011          1,144,565
    2,390,000   RAMAPO NY HOUSING AUTHORITY SPRING VALLEY HOMES PROJECT
                SERIES A (HOUSING REVENUE, FNMA)SS.+/-                                   4.30         12/15/2038          2,398,771
    1,000,000   ROOSEVELT NY UNION FREE SCHOOL DISTRICT TRAN (PROPERTY TAX
                REVENUE, STATE AID WITHHOLDING)                                          4.50         06/29/2007          1,000,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
NEW YORK (continued)
$     235,000   WESTCHESTER COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
                PROGRAM SERIES E1 (IDR, ACA INSURED)                                     4.25%        07/01/2009    $       237,099

                                                                                                                         12,283,163
                                                                                                                    ---------------
NORTH DAKOTA - 0.49%
      440,000   NORTH DAKOTA STATE HFA MORTGAGE REVENUE HOUSING FINANCE
                PROGRAM SERIES A                                                         4.60         01/01/2023            440,524
       40,000   NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
                MORTGAGE SERIES A                                                        4.60         01/01/2023             40,203
      505,000   NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
                MORTGAGE SERIES D                                                        5.40         07/01/2029            507,439
    1,165,000   OAKES ND (WATER REVENUE)                                                 4.00         01/01/2008          1,164,406

                                                                                                                          2,152,572
                                                                                                                    ---------------
OHIO - 1.63%
      800,000   GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES BSS.+/-               5.10         09/15/2014            800,000
    3,000,000   LEIPSIC OH (WATER & SEWER REVENUE)                                       4.75         12/11/2007          2,995,110
    3,400,000   LORAIN OH (PROPERTY TAX REVENUE)                                         4.50         10/03/2007          3,403,060

                                                                                                                          7,198,170
                                                                                                                    ---------------
OKLAHOMA - 2.19%
      565,000   COMANCHE COUNTY OK (HOSPITAL REVENUE, RADIAN INSURED)                    4.25         07/01/2008            568,192
      525,000   ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN
                SHATTUCK PROJECT                                                         5.00         08/01/2008            525,299
    1,210,000   OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM
                SERIES D2 (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                       7.10         09/01/2028          1,226,601
    2,335,000   OKLAHOMA SCHOOL DISTRICT & COUNTY REVENUE ANTICIPATION
                PROGRAM COP SERIES C (OTHER REVENUE)                                     4.50         06/29/2007          2,334,673
    5,045,000   TULSA OK INDUSTRIAL AUTHORITY ST. JOHNS PHYSICIANSSS.+/-                 3.70         11/01/2014          5,044,798

                                                                                                                          9,699,563
                                                                                                                    ---------------
OREGON - 2.12%
    1,000,000   COW CREEK BAND UMPQUA TRIBE OF INDIANS OREGON SERIES C (OTHER
                REVENUE)                                                                 4.88         10/01/2008          1,001,620
    3,000,000   MEDFORD OR HOSPITAL FACILITIES AUTHORITY ROGUE VALLEY MANOR
                PROJECT (HCFR LOC)SS.+/-                                                 3.75         08/15/2032          3,000,000
    4,500,000   OREGON ECONOMIC DEVELOPMENT REVENUE TOYO TANSO USA SERIES
                CXLVIISS.+/-                                                             3.94         02/01/2012          4,500,000
      860,000   WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE
                PROJECT                                                                  5.63         08/01/2007            861,187

                                                                                                                          9,362,807
                                                                                                                    ---------------
OTHER - 1.10%
    4,936,876   MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                PASSTHRU CERTIFICATES CSS.+/-                                            3.38         11/01/2008          4,876,350
                                                                                                                    ---------------
PENNSYLVANIA - 4.05%
    1,730,000   ALLENTOWN PA SACRED HEART HOSPITAL                                       5.00         11/15/2007          1,731,488
      535,000   LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY GOOD SAMARITAN
                HOSPITAL PROJECT                                                         3.50         11/15/2007            533,154
    5,569,231   PENNSYLVANIA HFA SFMRSS.+/-                                              4.17         06/01/2008          5,569,231
    4,800,000   PENNSYLVANIA HOUSING FINANCE AGENCY MULTI-FAMILY DEVELOPMENT
                SERIES L (MFHR, GO OF AUTHORITY)                                         4.20         07/01/2009          4,807,200
    2,500,000   PITTSBURGH PA URBAN RDA LOU MASON JUNIOR REPLACEMENTSS.+/-               5.00         12/01/2010          2,500,775
    2,825,000   WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT              4.00         06/15/2008          2,783,360

                                                                                                                         17,925,208
                                                                                                                    ---------------
SOUTH CAROLINA - 1.58%
    2,170,000   JASPER COUNTY SC SERIES A (OTHER REVENUE)                                3.85         07/15/2007          2,169,761

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
SOUTH CAROLINA (continued)
$     830,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES
                B2 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                            5.13%        07/01/2008    $       833,420
    4,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)SS.+/-                                          4.40         08/01/2039          4,000,000

                                                                                                                          7,003,181
                                                                                                                    ---------------
SOUTH DAKOTA - 7.70%
   10,400,000   GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECTSS.+/-                   4.05         12/01/2012         10,400,000
      245,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                         3.75         04/01/2007            244,995
    4,215,000   SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTHSS.+/-                  3.95         11/01/2025          4,215,000
    9,335,000   SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTHSS.+/-                  3.95         11/01/2027          9,335,000
    3,975,000   SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES BSS.+/-         3.95         11/01/2020          3,975,000
      380,000   SOUTH DAKOTA STATE HEFA RAPID CITY REGIONAL HOSPITAL PROJECT
                (HFFA REVENUE)                                                           7.75         09/01/2007            386,319
    5,500,000   SOUTH DAKOTA STATE HEFAR (HFFA REVENUE, AMBAC INSURED)SS.+/-             4.00         07/01/2031          5,499,725

                                                                                                                         34,056,039
                                                                                                                    ---------------
TENNESSEE - 1.18%
    4,200,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                INDUSTRIAL DEVELOPMENT BOARD (IDR, GUARANTEE AGREEMENT)SS.+/-            3.75         08/01/2031          4,196,724
    1,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR)SS.+/-             3.90         08/01/2019          1,000,000

                                                                                                                          5,196,724
                                                                                                                    ---------------
TEXAS - 2.42%
    1,000,000   EL PASO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                PERMANENT SCHOOL FUND GUARANTEED)                                        5.00         02/15/2012          1,022,200
    3,690,000   TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING SERIES A           5.60         07/15/2012          3,695,572
    6,000,000   WALLER COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION MCKESSON
                WATER PRODUCTS PROJECTSS.+/-                                             4.30         10/30/2026          6,000,000

                                                                                                                         10,717,772
                                                                                                                    ---------------
UTAH - 1.15%
      989,000   EAGLE MOUNTAIN UT SPECIAL IMPROVEMENT DISTRICT #983                      5.50         12/15/2008            988,278
    1,200,000   SALT LAKE CITY UT REDEVELOPMENT AGENCY NEIGHBORHOOD
                REDEVELOPMENT TAX INCREMENT SERIES A                                     5.25         10/01/2007          1,206,672
      380,000   UTAH HFA SFMR (HOUSING REVENUE LOC)                                      6.00         01/01/2031            386,411
    2,500,000   UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES N (HEFAR
                LOC, AMBAC GSL INSURED)                                                  5.90         11/01/2007          2,524,300

                                                                                                                          5,105,661
                                                                                                                    ---------------
VIRGINIA - 2.96%
    3,000,000   CHESAPEAKE VA POLLUTION CONTROL VIRGINIA PROJECT                         5.25         02/01/2008          3,001,800
    4,000,000   LOUISA VA IDA VA ELECTRIC & POWER COMPANY PROJECT SERIES A
                (IDR)SS.+/-                                                              4.25         04/01/2022          4,000,000
    1,000,000   LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT
                SERIES A (IDR)SS.+/-                                                     4.25         09/01/2030          1,000,000
    2,750,000   POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL
                ROAD REVENUE, ACA INSURED)SS.^                                           5.49         08/15/2020          1,333,558
      160,000   POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL
                ROAD REVENUE, ACA INSURED)SS.^                                           5.51         08/15/2021             73,242
       40,000   POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL
                ROAD REVENUE, ACA INSURED)SS.^                                           5.53         08/15/2022             17,284
      485,000   POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD 1ST TIER
                SUBSERIES C PREREFUNDED (TOLL ROAD REVENUE)SS.^                          5.51         08/15/2017            276,072


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
VIRGINIA (continued)
$     825,000   POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
                PREREFUNDED (TOLL ROAD REVENUE)SS.^                                      5.69%        08/15/2030    $       222,453
      100,000   POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
                PREREFUNDED (TOLL ROAD REVENUE)SS.^                                      5.14         08/15/2015             65,388
    1,015,000   POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
                PREREFUNDED (TOLL ROAD REVENUE)SS.^                                      5.24         08/15/2016            624,976
      125,000   POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
                PREREFUNDED (TOLL ROAD REVENUE)SS.^                                      5.41         08/15/2019             64,584
    1,000,000   POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
                PREREFUNDED (TOLL ROAD REVENUE)SS.^                                      5.55         08/15/2023            408,060
    2,025,000   TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET BACKED                 4.00         06/01/2013          2,020,748

                                                                                                                         13,108,165
                                                                                                                    ---------------
WASHINGTON - 2.79%
    2,115,000   KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX
                REVENUE)                                                                 6.38         12/01/2008          2,173,268
    7,045,000   MUNIMAE TRUST SERIES 2001-11 CLASS A PUTTABLE (HOUSING
                REVENUE, FHLMC)SS.                                                       3.95         01/13/2011          7,039,998
    3,115,000   YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL
                PROJECTSS.+/-                                                            4.54         10/01/2023          3,115,000

                                                                                                                         12,328,266
                                                                                                                    ---------------
WISCONSIN - 1.42%
      600,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED          5.25         06/01/2007            601,200
      410,000   MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECTSS.+/-        3.63         09/01/2040            410,000
    1,700,000   MILWAUKEE WI RIVERWEST STUDENT HOUSING PROJECT (OTHER
                REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                                3.63         10/01/2036          1,700,000
      780,000   MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION
                NOTES (SEWER REVENUE)                                                    4.50         05/01/2011            787,660
    1,300,000   OCONTO FALLS WI PUBLIC SCHOOLS DISTRICT TRAN (EDUCATIONAL
                FACILITIES REVENUE)                                                      3.75         10/01/2007          1,297,706
    1,500,000   WISCONSIN HEFA BELLIN MEMORIAL HOSPITAL (HCFR, CIFG INSURED)SS.+/-       3.76         02/15/2036          1,500,000

                                                                                                                          6,296,566
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $444,634,034)                                                                       443,679,234
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 7.24%

COMMERCIAL PAPER - 1.24%
    1,500,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         05/03/2007          1,500,000
    1,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         04/25/2007          1,000,000
    2,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         04/12/2007          2,000,000
    1,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                  4.05         06/12/2007          1,000,000

                                                                                                                          5,500,000
                                                                                                                    ---------------

SHARES
MUTUAL FUNDS - 6.00%
   26,541,628   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             26,541,628
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $32,041,628)                                                                          32,041,628
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $476,675,662)*                                     107.53%                                                    $   475,720,862

OTHER ASSETS AND LIABILITIES, NET                         (7.53)                                                        (33,317,779)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   442,403,083
                                                         ------                                                     ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $26,541,628.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 97.74%

GUAM - 0.05%
$       5,000   GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                    5.25%         10/01/2013    $         5,232
       20,000   TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A (SALES
                TAX REVENUE LOC)                                                        5.50          11/01/2008             20,568
       10,000   TERRITORY OF GUAM SERIES A                                              5.20          11/15/2008             10,011

                                                                                                                             35,811
                                                                                                                    ---------------

LOUISIANA - 0.30%
      205,000   EAST BATON ROUGE LA NEW PUBLIC HOUSING AUTHORITY (HOUSING
                REVENUE, US GOVERNMENT GUARANTEED)                                      5.13          06/01/2009            210,385
                                                                                                                    ---------------

OKLAHOMA - 0.04%
       25,000   OKLAHOMA CITY OK NEW PUBLIC HOUSING AUTHORITY (HOUSING
                REVENUE, US GOVERNMENT GUARANTEED)                                      5.75          05/01/2009             25,944
                                                                                                                    ---------------

PENNSYLVANIA - 0.29%
      200,000   LACKAWANNA COUNTY PA NEW HOUSING AUTHORITY (HOUSING REVENUE,
                US GOVERNMENT GUARANTEED)                                               5.75          05/01/2008            204,092
                                                                                                                    ---------------

PUERTO RICO - 21.34%
       25,000   CHILDREN'S TRUST FUND (OTHER REVENUE LOC)                               5.00          05/15/2008             25,280
      275,000   CHILDREN'S TRUST FUND PUERTO RICO                                       5.00          05/15/2009            280,368
      250,000   CHILDREN'S TRUST FUND PUERTO RICO ASSET BACKED BONDS (EXCISE
                TAX REVENUE)                                                            4.13          05/15/2011            250,038
      100,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)               5.50          07/01/2013            110,136
    1,000,000   COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY BANK
                LOC)                                                                    6.50          07/01/2013          1,155,560
      200,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A (FUEL
                SALES TAX REVENUE LOC)                                                  5.50          07/01/2016            226,302
    2,845,000   MUNICIPAL SECURITIES TRUST CERTIFICATES SERIES 2000-107 CLASS
                A (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)SS.+/-                     3.65          05/19/2009          2,845,000
       25,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER & WASTEWATER
                AUTHORITY REVENUE LOC)                                                  6.25          07/01/2012             28,080
    1,000,000   PUERTO RICO COMMONWEALTH (SALES TAX REVENUE, GUARANTEE
                AGREEMENT)                                                              5.50          07/01/2018          1,142,590
      300,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY                    10.25          07/01/2009            324,159
    1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES N (TOLL ROAD REVENUE, ASSURED GUARANTY)                          5.25          07/01/2034          1,146,290
      355,000   PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION
                SERIES O^                                                               4.35          07/01/2017            228,471
      770,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES HH (ELECTRIC
                REVENUE LOC)                                                            5.25          07/01/2029            809,901
      405,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                          5.25          07/01/2022            436,226
      100,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC
                REVENUE LOC)                                                            5.00          07/01/2011            105,308
      105,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S (ELECTRIC
                REVENUE, MBIA INSURED)                                                  6.13          07/01/2009            110,728
      200,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A (FUEL
                SALES TAX REVENUE LOC)                                                  5.50          07/01/2013            220,272
    1,900,000   PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
                REVENUE, FHA INSURED)SS.+/-                                             3.69          06/01/2021          1,900,000
      100,000   PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION
                CONTROL FACILITIES ABBOTT LABS PROJECT (IDR)SS.+/-                      3.95          03/01/2023             99,852
      500,000   PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION
                CONTROL FACILITIES ABBOTT LABS PROJECT (IDR)SS.+/-                      3.95          03/01/2023            500,050
       50,000   PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION
                CONTROL FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED
                PROJECT                                                                 6.25          11/15/2013             52,193
      405,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY SYSTEM PROJECT                                        5.00          12/01/2009            415,550
      430,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY SYSTEM PROJECT                                        5.00          12/01/2010            444,371
       25,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                INSURED DR. PILA HOSPITAL PROJECT A                                     6.50          11/15/2020             27,367
       60,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                INSURED DR. PILA HOSPITAL PROJECT A (HCFR LOC)                          5.88          08/01/2012             60,092

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
PUERTO RICO (continued)
$     215,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                INSURED DR. PILA HOSPITAL PROJECT A (HCFR LOC)                          5.50%         07/01/2017    $       219,188
      275,000   PUERTO RICO MEDICAL SERVICES ADMINISTRATION                             4.25          06/01/2007            274,700
      500,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER REVENUE
                LOC)                                                                    5.25          08/01/2021            535,940
      300,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A PREREFUNDED
                (PROPERTY TAX REVENUE LOC)SS.                                           5.75          08/01/2013            317,418
      105,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX
                REVENUE, CIFG INSURED)                                                  5.25          07/01/2017            117,161
       40,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES D (LEASE
                REVENUE)                                                                5.13          07/01/2024             41,610
      500,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                         5.50          07/01/2021            578,480
       25,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE
                REVENUE LOC)                                                            5.60          07/01/2008             25,550

                                                                                                                         15,054,231
                                                                                                                    ---------------

TEXAS - 3.66%
    3,700,000   EAST TEXAS FINANCE CORPORATION (SFHR, MBIA INSURED)^                    4.07          03/01/2016          2,582,563
                                                                                                                    ---------------

VIRGIN ISLANDS - 5.65%
      500,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^                0.46          05/15/2011            490,680
       45,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                UNIVERSITY REVENUE LOC)                                                 5.30          12/01/2008             46,087
      150,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                UNIVERSITY REVENUE LOC)                                                 5.85          12/01/2014            159,119
    1,000,000   VIRGIN ISLANDS PFA NOTE A (SEWER REVENUE)                               5.25          10/01/2019          1,064,990
      200,000   VIRGIN ISLANDS PFA REVENUE GROSS RECEIPTS TAXES LOAN NOTE
                SERIES A PREREFUNDED (TAX REVENUE LOC)SS.                               6.13          10/01/2029            217,762
    1,500,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                               5.50          10/01/2014          1,549,515
      250,000   VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A                           5.00          10/01/2014            264,488
      180,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                                 5.20          10/01/2009            185,108
       10,000   VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)                             7.30          10/01/2018             12,306

                                                                                                                          3,990,055
                                                                                                                    ---------------

WASHINGTON - 0.29%
      200,000   SEATTLE WA NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, US
                GOVERNMENT GUARANTEED)                                                  5.25          06/01/2009            205,770
                                                                                                                    ---------------

WISCONSIN - 66.12%
       20,000   ASHWAUBENON WI CDA ARENA PROJECT                                        4.80          06/01/2016             20,922
      100,000   ASHWAUBENON WI CDA ARENA PROJECT                                        5.05          06/01/2019            106,052
      815,000   ASHWAUBENON WI CDA ARENA PROJECT                                        5.10          06/01/2020            866,223
      195,000   ASHWAUBENON WI CDA ARENA PROJECT SERIES A PREREFUNDEDSS.                5.80          06/01/2009            203,740
       65,000   BARABOO WI CDA                                                          4.50          03/01/2008             65,365
       95,000   BARABOO WI CDA                                                          4.70          03/01/2010             97,101
       80,000   BARABOO WI CDA                                                          4.80          03/01/2011             82,526
      800,000   BELOIT WI CDA SERIES A PREREFUNDEDSS.                                   5.50          03/01/2020            858,616
       50,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED PROJECT SERIES B                                           4.20          04/01/2012             50,597
      100,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED PROJECT SERIES B                                           4.50          04/01/2014            101,888
       65,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED PROJECT SERIES B                                           5.13          04/01/2021             67,049
       80,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED PROJECT SERIES B PREREFUNDEDSS.                            5.25          04/01/2011             80,003
      105,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED PROJECT SERIES B PREREFUNDEDSS.                            5.40          04/01/2017            105,005
      175,000   CUDAHY WI CDA                                                           4.70          06/01/2009            178,717
    1,540,000   CUDAHY WI CDA                                                           4.55          06/01/2019          1,567,273
       25,000   CUDAHY WI CDA (LEASE REVENUE)                                           5.00          06/01/2014             25,639
       10,000   CUDAHY WI CDA PREREFUNDED (LEASE REVENUE)SS.                            5.00          06/01/2014             10,277
       25,000   GERMANTOWN WI IDR QUARTERS BANNER WELDER INCORPORATED PROJECT           5.13          02/01/2011             25,011

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN (continued)
$     500,000   GLENDALE WI CDA BAYSHORE PUBLIC PARKING A                               4.75%         10/01/2020    $       514,620
       45,000   GLENDALE WI CDA TAX INCREMENT 6                                         5.00          10/01/2019             46,485
      100,000   GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                         4.90          07/01/2010            101,364
      115,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                            4.15          02/01/2008            115,541
        5,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                            4.35          02/01/2010              5,104
       10,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                            4.45          02/01/2011             10,305
      175,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                            4.75          02/01/2014            181,634
      140,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                            5.00          02/01/2019            145,887
       20,000   GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED
                SERIES A (HOUSING REVENUE LOC)                                          6.15          12/01/2030             20,814
    1,445,000   GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY
                VILLAGE HOUSING INCORPORATED                                            5.00          04/01/2016          1,545,673
       20,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                      5.00          02/15/2013             20,693
       10,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                      5.50          02/15/2021             10,442
    1,500,000   GREEN BAY WI RDA CONVENTION CENTER PROJECT SERIES A
                PREREFUNDEDSS.                                                          5.25          06/01/2024          1,550,175
      100,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                       5.15          04/01/2013            103,515
      500,000   GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECTSS.+/-          4.75          09/01/2033            504,175
      915,000   JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL
                REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                               3.68          06/01/2031            915,000
      245,000   JOHNSON CREEK WI CDA                                                    4.65          12/01/2012            252,661
       10,000   JOHNSON CREEK WI CDA                                                    5.00          12/01/2016             10,366
      200,000   KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A (HOUSING
                REVENUE LOC)                                                            6.00          11/20/2041            206,382
      280,000   LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND
                PARK (HOUSING REVENUE LOC)                                              5.40          02/20/2043            289,604
       40,000   MADISON WI CDA REDEVELOPMENT MERITER RETIREMENT SERVICES                5.90          12/01/2008             40,017
       25,000   MADISON WI NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, US
                GOVERNMENT GUARANTEED)                                                  4.88          03/01/2009             25,470
    1,000,000   MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT                 5.10          07/01/2022          1,055,470
    1,000,000   MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS PREREFUNDED
                (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.                      5.13          08/01/2021          1,075,100
      100,000   MILWAUKEE WI RDA (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)             5.10          12/01/2023            100,449
    1,000,000   MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS CONGRESS SERIES A             4.60          08/01/2022          1,018,880
    2,000,000   MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS PREREFUNDEDSS.                5.13          08/01/2022          2,150,200
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B          5.05          07/01/2019            489,641
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B          5.15          07/01/2020            491,512
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B          5.20          07/01/2021            492,367
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B          5.30          07/01/2022            495,023
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B          5.35          07/01/2023            496,616
      300,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                SERIES A                                                                5.75          08/01/2035            305,520
      100,000   MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A (COLLEGE
                & UNIVERSITY REVENUE LOC)                                               4.20          10/01/2010            101,376
       95,000   MILWAUKEE WI RDA SUMMERFEST PROJECT                                     4.20          08/01/2011             96,910
      590,000   MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECTSS.+/-       3.63          09/01/2040            590,000
       40,000   MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                PROJECT                                                                 5.00          12/01/2018             40,191
      100,000   MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                      4.20          12/01/2007            100,236
      125,000   MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                      4.30          12/01/2008            125,385
       25,000   MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                        4.70          06/01/2009             25,048
      800,000   MILWAUKEE WI RIVERWEST STUDENT HOUSING PROJECT (OTHER
                REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                               3.63          10/01/2036            800,000
    1,000,000   NEENAH WI CDA SERIES A                                                  5.13          12/01/2023          1,063,560
       50,000   OAKFIELD WI CDA                                                         4.40          12/01/2008             50,398
      350,000   OAKFIELD WI CDA                                                         5.40          12/01/2021            366,020
      100,000   OCONTO FALLS WI CDA                                                     4.15          06/01/2007            100,064
      150,000   OCONTO FALLS WI CDA                                                     4.15          06/01/2008            150,759
      150,000   OCONTO FALLS WI CDA                                                     4.05          06/01/2009            151,110

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN (continued)
$     135,000   OCONTO FALLS WI CDA                                                     4.60%         06/01/2014    $       137,279
      175,000   OCONTO FALLS WI CDA                                                     4.65          06/01/2015            178,010
      200,000   OCONTO FALLS WI CDA                                                     4.90          06/01/2018            204,740
      210,000   ONALASKA WI CDA                                                         5.30          06/01/2015            212,913
      200,000   OSCEOLA WI RDA                                                          4.65          12/01/2010            204,248
      325,000   OSCEOLA WI RDA                                                          4.75          12/01/2011            334,448
      350,000   OSCEOLA WI RDA                                                          5.15          12/01/2015            363,374
      410,000   OSCEOLA WI RDA                                                          5.38          12/01/2020            427,384
       50,000   OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA A
                (HOUSING REVENUE LOC)                                                   5.90          06/01/2024             50,861
      125,000   REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US
                GOVERNMENT GUARANTEED)                                                  5.13          04/01/2009            128,048
       25,000   REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US
                GOVERNMENT GUARANTEED)                                                  5.75          05/01/2009             25,944
      250,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                            5.50          12/15/2009            262,138
    1,545,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                            5.50          12/15/2015          1,671,489
      130,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE LOC)                                        5.50          12/15/2015            145,746
      280,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE LOC)                                        5.50          12/15/2018            318,942
      210,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE LOC)                                        5.50          12/15/2021            241,966
      100,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE, MBIA INSURED)                              5.00          12/15/2017            105,606
    1,765,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE, MBIA INSURED)                              5.50          12/15/2017          2,003,716
       35,000   ST. CROIX FALLS WI CDA                                                  3.65          12/01/2007             34,905
       20,000   ST. CROIX FALLS WI CDA                                                  4.00          12/01/2007             20,033
      135,000   ST. CROIX FALLS WI CDA                                                  4.13          12/01/2008            135,871
      120,000   ST. CROIX FALLS WI CDA                                                  4.40          12/01/2011            123,410
       80,000   ST. CROIX FALLS WI CDA                                                  4.50          12/01/2011             81,313
      160,000   ST. CROIX FALLS WI CDA                                                  4.50          12/01/2012            165,158
       90,000   ST. CROIX FALLS WI CDA                                                  4.85          12/01/2014             92,786
      500,000   STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A (OTHER
                REVENUE)                                                                4.50          10/01/2021            503,075
       50,000   STURTEVANT WI CDA                                                       3.55          12/01/2009             49,676
       75,000   STURTEVANT WI CDA                                                       4.60          12/01/2010             75,849
      110,000   STURTEVANT WI CDA                                                       4.80          12/01/2012            111,474
      300,000   STURTEVANT WI CDA                                                       4.40          12/01/2015            305,205
      100,000   STURTEVANT WI CDA REDEVELOPMENT (LEASE REVENUE)                         4.55          12/01/2016            102,192
       25,000   SUN PRAIRIE WI CDA SERIES B                                             5.00          02/01/2012             25,852
       95,000   SUN PRAIRIE WI CDA SERIES B                                             5.10          02/01/2013             98,337
      105,000   SUN PRAIRIE WI CDA SERIES B                                             5.20          02/01/2014            108,880
      750,000   VERONA WI CDA                                                           5.38          12/01/2022            788,213
       50,000   WATERFORD WI CDA PREREFUNDEDSS.                                         5.35          10/01/2014             52,503
       95,000   WATERFORD WI CDA PREREFUNDEDSS.                                         5.80          10/01/2023            101,145
      240,000   WATERTOWN WI CDA SERIES A                                               5.00          05/01/2018            243,787
    1,000,000   WATERTOWN WI CDA SERIES A (LEASE REVENUE)                               4.70          10/01/2025          1,044,430
       50,000   WATERTOWN WI CDA SERIES B                                               4.25          05/01/2008             50,220
      500,000   WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS
                PROJECTSS.+/-                                                           4.80          03/01/2034            500,180
      110,000   WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW
                INCORPORATED PROJECTSS.+/-                                              3.10          12/01/2034            110,000
      590,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECTSS.+/-        5.00          12/01/2027            600,484
      410,000   WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT
                SERIES A (HCFR LOC)                                                     5.00          06/20/2021            428,774
       75,000   WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
                PREREFUNDEDSS.                                                          7.25          06/01/2020             82,066
      145,000   WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
                PREREFUNDEDSS.                                                          7.50          06/01/2035            159,728
      100,000   WAUPACA WI CDA SERIES A (RECREATIONAL FACILITIES REVENUE)               4.80          04/01/2013            103,907
      105,000   WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                HAWTHORNE SERIES A^                                                     3.80          05/01/2007            104,658

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN (continued)
$     100,000   WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                HAWTHORNE SERIES A^                                                     3.84%         11/01/2007    $        97,805
       45,000   WAUWATOSA WI RDA (LEASE REVENUE LOC)                                    5.65          12/01/2016             45,599
       85,000   WEST ALLIS WI CDA MFHR VETERANS PARK PROJECTSS.+/-                      4.00          11/01/2009             85,249
       65,000   WEST ALLIS WI CDA MFHR VETERANS PARK PROJECTSS.+/-                      4.30          11/01/2010             65,691
      220,000   WESTON WI CDA                                                           4.25          10/01/2013            225,093
      720,000   WESTON WI CDA SERIES A                                                  5.25          10/01/2020            774,936
    3,250,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
                REVENUE LOC)^                                                           4.45          12/15/2030          1,144,780
      220,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR
                DEDICATED SERIES A (TAX REVENUE LOC)^                                   4.30          12/15/2021            117,669
       25,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)            5.25          12/15/2013             27,189
      235,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)            5.25          12/15/2015            258,239
      465,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)            5.25          12/15/2016            513,365
      300,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)            5.25          12/15/2018            335,961
      105,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)            5.25          12/15/2019            117,970
      570,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES 1998A
                (OTHER REVENUE, FIRST SECURITY BANK LOC)                                5.25          12/15/2027            645,251
       65,000   WISCONSIN DELLS CDA SERIES A                                            4.65          09/01/2014             66,570
       70,000   WISCONSIN DELLS CDA SERIES A                                            4.80          09/01/2015             71,952
       75,000   WISCONSIN DELLS CDA SERIES A                                            4.90          09/01/2016             77,257
       80,000   WISCONSIN DELLS CDA SERIES A                                            5.00          09/01/2017             82,512
      160,000   WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE LOC)SS.              6.10          12/01/2017            175,118
    1,800,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES
                A (HOUSING REVENUE)                                                     4.75          05/01/2037          1,760,436
    1,000,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                (HOUSING REVENUE, AMBAC INSURED)                                        4.70          11/01/2025          1,020,190
    1,750,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                (HOUSING REVENUE, AMBAC INSURED)                                        4.90          11/01/2035          1,788,599
      675,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT SERIES B (HOUSING
                REVENUE)                                                                4.40          05/01/2037            660,859

                                                                                                                         46,639,019
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $67,638,487)                                                                         68,947,870
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 1.42%
    1,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                 4.05          04/25/2007          1,000,000
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,000,000)                                                                            1,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $68,638,487)*                                                        99.16%                                   $    69,947,870
                                                                          ------                                    ---------------

OTHER ASSETS AND LIABILITIES, NET                                           0.84                                            591,448
                                                                          ------                                    ---------------

TOTAL NET ASSETS                                                          100.00%                                   $    70,539,318
                                                                          ------                                    ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MUNICIPAL INCOME FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

INVERSE FLOATING RATE OBLIGATIONS

      The Fund participates in inverse floating rate obligation ("Inverse Floater") structures whereby a fixed-rate bond (the "Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES, ("FAS No. 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At March 31, 2007, the Floating Rate Notes outstanding were as follows:

                                                      Collateral for
        Floating Rate                                 Floating Rate
      Notes Outstanding   Range of Interest Rates   Notes Outstanding
         $1,585,000            3.52% - 3.75%           $3,338,516

Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

      Certain previously reported amounts have been corrected by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings as such transfers do not qualify as sales under FAS No. 140. The changes relate to the reported amounts of investments, realized and unrealized gains, interest income and expense, and to the Fund's expense and turnover ratios (if applicable). These corrections have no effect on the Fund's previously reported net assets, net asset values per share or total return and are not considered material to previously issued financial statements.

      Financial Highlights amounts have been corrected to reflect the inclusion of interest and fee expense related to the Fund's investment in certain inverse floater programs. These corrections are not considered material to previously issued financial statements.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 21, 2007

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, A. Erdem Cimen, certify that: 1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 7, 2007

/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust


                             By:      /s/ Karla M. Rabusch


                                      Karla M. Rabusch
                                      President
                             Date: May 21, 2007


                             By:      /s/ A. Erdem Cimen


                                      A. Erdem Cimen
                                      Treasurer
                             Date: May 7, 2007

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                             Wells Fargo Funds Trust



                             By:      /s/ Karla M. Rabusch
                                      Karla M. Rabusch
                                      President
                             Date: May 21, 2007


                             By:      /s/ A. Erdem Cimen
                                      A. Erdem Cimen
                                      Treasurer

                             Date: May 7, 2007